As filed with the Securities and Exchange Commission on September 28, 2018
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21715
NEUBERGER BERMAN ALTERNATIVE FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Joseph V. Amato, Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

 Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  July 31, 2018
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
July 31, 2018

Investments	Shares	Value ($000)

LONG POSITIONS - 98.0%

COMMON STOCKS - 38.7%

Aerospace & Defense - 0.8%
General Dynamics Corp.	1,500	299
KLX, Inc.*	2,200	161
Raytheon Co.	1,520	301
Rockwell Collins, Inc.(a)	9,600	1,334
Sparton Corp.*(a)	4,600	69
		2,164
Air Freight & Logistics - 0.5%
FedEx Corp.	5,781	1,421

Airlines - 0.0%(b)
American Airlines Group, Inc.*(c)(d)	14,383	21

Auto Components - 0.2%
Aptiv plc	6,315	619

Automobiles - 0.2%
General Motors Co.	13,560	514

Banks - 1.9%
Associated Banc-Corp.	13,050	352
Bank of America Corp.	21,935	677
Barclays plc (United Kingdom)	74,922	191
Citigroup, Inc.	9,000	647
Citizens Financial Group, Inc.	16,760	667
CoBiz Financial, Inc.	8,800	193
Comerica, Inc.	7,705	747
First Connecticut Bancorp, Inc.	3,600	112
Hancock Whitney Corp.	13,810	694
JPMorgan Chase & Co.	5,885	677
Societe Generale SA (France)	8,332	371
		5,328
Biotechnology - 0.6%
BioMarin Pharmaceutical, Inc.*	4,510	454
Gilead Sciences, Inc.	5,000	389
Grifols SA, ADR (Spain)(a)	10,000	208
Shire plc, ADR(a)	3,600	614
		1,665
Building Products - 0.1%
USG Corp.*(a)	9,100	393

Capital Markets - 0.8%
Actua Corp.*(c)(d)(e)	6,700	4
Amundi SA (France)(f)	5,900	408
Avista Healthcare Public Acquisition Corp., Class A*(a)	200	2
Goldman Sachs Group, Inc. (The)	2,090	496
J2 Acquisition Ltd.*(f)	6,800	63
Modern Media Acquisition Corp.*(a)	13,200	132
Mudrick Capital Acquisition Corp., Class A*	17,596	169
Nebula Acquisition Corp.*(a)	7,100	71
Osprey Energy Acquisition Corp.*(a)	18,600	195
Pensare Acquisition Corp.*(a)	5,800	58
S&P Global, Inc.	2,700	541
Trinity Merger Corp.*(a)	10,800	109
VectoIQ Acquisition Corp.*	1,600	16
		2,264
Investments	Shares	Value ($000)
Chemicals - 1.6%
A Schulman, Inc.(a)	9,200	399
Air Products & Chemicals, Inc.	5,305	871
Ashland Global Holdings, Inc.	4,960	407
DowDuPont, Inc.	20,448	1,406
WR Grace & Co.	16,220	1,198
		4,281
Commercial Services & Supplies - 0.4%
Clean Harbors, Inc.*	17,550	999

Communications Equipment - 0.7%
Cisco Systems, Inc.	10,500	444
Extreme Networks, Inc.*	43,745	372
Mitel Networks Corp.*	41,800	458
Motorola Solutions, Inc.	6,175	749
		2,023
Construction Materials - 0.3%
HeidelbergCement AG (Germany)	9,437	801

Containers & Packaging - 0.1%
Ball Corp.	6,492	253

Diversified Telecommunication Services - 0.2%
AT&T, Inc.(a)	12,170	389
Intelsat SA*	9,631	188
		577
Electric Utilities - 0.8%
American Electric Power Co., Inc.	2,106	150
Edison International	1,974	131
Evergy, Inc.	12,981	728
Exelon Corp.	8,767	373
FirstEnergy Corp.	3,765	133
NextEra Energy, Inc.	1,271	213
PG&E Corp.	7,800	336
PPL Corp.	511	15
		2,079
Electrical Equipment - 0.0%(b)
TPI Composites, Inc.*	704	22
Vivint Solar, Inc.*	5,925	34
		56
Electronic Equipment, Instruments & Components - 0.9%
Axis Communications AB (Sweden)	16,400	647
FLIR Systems, Inc.	11,733	688
Itron, Inc.*	2,422	148
Orbotech Ltd. (Israel)*	7,700	495
VeriFone Systems, Inc.*(a)	19,100	437
		2,415
Energy Equipment & Services - 0.2%
C&J Energy Services, Inc.*	25,241	587
Covia Holdings Corp.*	306	6
		593
Equity Real Estate Investment Trusts (REITs) - 1.1%
Camden Property Trust	5,180	480
DCT Industrial Trust, Inc.	3,400	227
Education Realty Trust, Inc.	3,900	161
Forest City Realty Trust, Inc., Class A	8,700	217
Gramercy Property Trust	21,300	584
LaSalle Hotel Properties	5,100	177
New York REIT, Inc.*	9,621	177
VICI Properties, Inc.	43,428	884

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont'd)

Investments	Shares	Value ($000)
VICI Properties, Inc.*(c)(d)	6,835	139
		3,046
Food & Staples Retailing - 0.3%
Cia Brasileira de Distribuicao, ADR (Brazil)*	4,459	99
Magnit PJSC, GDR (Russia)(f)	7,182	118
Rite Aid Corp.*(a)	18,825	38
SUPERVALU, Inc.*	2,100	68
Wal-Mart de Mexico SAB de CV (Mexico)	59,932	175
X5 Retail Group NV, GDR (Russia)(f)	11,765	315
		813
Food Products - 0.2%
Pinnacle Foods, Inc.	6,500	432

Gas Utilities - 0.1%
Atmos Energy Corp.	1,801	165

Health Care Equipment & Supplies - 0.7%
Abaxis, Inc.	300	25
Danaher Corp.	10,747	1,102
NxStage Medical, Inc.*(a)	8,800	247
Smith & Nephew plc (United Kingdom)	7,345	127
West Pharmaceutical Services, Inc.	1,803	198
Zimmer Biomet Holdings, Inc.(a)	2,275	286
		1,985
Health Care Providers & Services - 1.2%
Aetna, Inc.(a)	8,355	1,574
Envision Healthcare Corp.*	7,600	337
Humana, Inc.	3,075	966
LifePoint Health, Inc.*	700	45
Shanghai Pharmaceuticals Holding Co. Ltd., Class H (China)	57,371	152
Sinopharm Group Co. Ltd., Class H (China)	32,206	136
		3,210
Health Care Technology - 0.0%(b)
Cotiviti Holdings, Inc.*	1,200	54

Hotels, Restaurants & Leisure - 1.0%
Belmond Ltd., Class A (United Kingdom)*(a)	3,000	34
Boyd Gaming Corp.	20,067	749
Pinnacle Entertainment, Inc.*	2,800	93
Tropicana Entertainment, Inc.*	12,249	894
Vail Resorts, Inc.	3,220	892
		2,662
Household Durables - 0.4%
AV Homes, Inc.*(a)	8,400	181
Lennar Corp., Class A	10,135	530
Lennar Corp., Class B(a)	5,687	245
		956
Household Products - 0.1%
HRG Group, Inc. *	2,991	261

Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Yield plc (Spain)	28,689	590
Azure Power Global Ltd. (India)*	11,581	179
NextEra Energy Partners LP	4,175	196
NRG Energy, Inc.	1,038	33
		998
Investments	Shares	Value ($000)
Industrial Conglomerates - 0.0%(b)
Smiths Group plc (United Kingdom)	5,878	125

Insurance - 1.3%
Admiral Group plc (United Kingdom)	5,578	145
AIA Group Ltd. (Hong Kong)	97,514	851
American International Group, Inc.	11,551	638
Aon plc	3,300	474
Genworth Financial, Inc., Class A*	6,200	28
RSA Insurance Group plc (United Kingdom)	55,776	472
XL Group Ltd. (Bermuda)(a)	15,000	843
		3,451
Internet & Direct Marketing Retail - 1.3%
Amazon.com, Inc.*	611	1,086
ASOS plc (United Kingdom)*	1,320	105
Booking Holdings, Inc.*	222	450
Expedia Group, Inc.	8,354	1,118
Netflix, Inc.*	1,620	547
zooplus AG (Germany)*	1,343	233
		3,539
Internet Software & Services - 2.4%
Alibaba Group Holding Ltd., ADR (China)*	8,187	1,533
Alphabet, Inc., Class A*	1,401	1,719
Baidu, Inc., ADR (China)*	1,319	326
eBay, Inc.*	5,884	197
Facebook, Inc., Class A*	7,678	1,325
Mail.Ru Group Ltd., GDR (Russia)*(f)	4,039	110
MercadoLibre, Inc. (Argentina)	1,420	487
Tencent Holdings Ltd. (China)	18,614	842
Web.com Group, Inc.*	1,100	28
Yandex NV, Class A (Russia)*	4,174	150
		6,717
IT Services - 0.6%
Everi Holdings, Inc.*	56,444	415
MoneyGram International, Inc.*(a)	7,000	46
PayPal Holdings, Inc.*	6,523	536
Syntel, Inc.*	3,000	121
Visa, Inc., Class A	3,840	525
		1,643
Life Sciences Tools & Services - 0.7%
Gerresheimer AG (Germany)	16,668	1,419
Thermo Fisher Scientific, Inc.	1,750	410
		1,829
Machinery - 0.5%
Dover Corp.	12,407	1,029
Evoqua Water Technologies Corp.*	14,654	313
		1,342
Media - 2.4%
China Literature Ltd. (China)*(f)	13	–(g)
Discovery, Inc., Class C*	1,750	43
DISH Network Corp., Class A*	10,159	321
GCI Liberty, Inc., Class A*(a)	4,489	216
Global Eagle Entertainment, Inc.*	68,293	158
Gray Television, Inc.*	49,523	765
ITV plc (United Kingdom)	337,547	730
Liberty Global plc, Class C (United Kingdom)*	8,040	218

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont'd)

Investments	Shares	Value ($000)
Loral Space & Communications, Inc.*(a)	12,783	505
Sinclair Broadcast Group, Inc., Class A	8,819	228
Sirius XM Holdings, Inc.(a)	32,693	229
Stroeer SE & Co. KGaA (Germany)	31,790	1,952
Tribune Co. Litigation, Class 1C*(c)(d)(e)	300,000	—
Tribune Media Co., Class A(a)	14,500	491
Twenty-First Century Fox, Inc., Class B	15,938	708
		6,564
Metals & Mining - 0.4%
Constellium NV, Class A*	53,737	704
Dalradian Resources, Inc. (Canada)*	20,000	22
Nevsun Resources Ltd. (Canada)	3,000	11
Pretium Resources, Inc. (Canada)*	58,941	484
		1,221
Multi-Utilities - 0.3%
Ameren Corp.	1,472	91
Avista Corp.	1,000	51
Public Service Enterprise Group, Inc.	2,636	136
Sempra Energy	645	75
Vectren Corp.	5,100	364
		717
Oil, Gas & Consumable Fuels - 3.4%
Alta Mesa Resources, Inc.*(a)	200	1
Andeavor	1,200	180
Antero Midstream GP LP	26,257	505
Cheniere Energy Partners LP Holdings LLC(a)	500	15
Cheniere Energy, Inc.*	12,982	824
Concho Resources, Inc.*(a)	2,624	383
Devon Energy Corp.	13,630	614
Enbridge Energy Management LLC*(c)(d)(e)	2,451	–(g)
EnLink Midstream LLC	997	16
EOG Resources, Inc.	3,025	390
Golar LNG Ltd. (Bermuda)	10,234	266
Halcon Resources Corp.*	82,191	321
Kinder Morgan, Inc.	27,670	492
Midstates Petroleum Co., Inc.*	63,383	831
NextDecade Corp.*	28,119	182
ONEOK, Inc.	9,144	644
Pembina Pipeline Corp. (Canada)	16,071	578
Phillips 66	3,975	490
Pioneer Natural Resources Co.	2,075	393
Plains GP Holdings LP, Class A*	13,416	326
SandRidge Energy, Inc.*	10,859	177
SM Energy Co.	11,829	326
Targa Resources Corp.	8,784	449
Tellurian, Inc.*	12,834	100
TransCanada Corp. (Canada)	2,750	124
Williams Cos., Inc. (The)	26,253	781
		9,408
Paper & Forest Products - 0.1%
KapStone Paper and Packaging Corp.	10,800	376

Personal Products - 0.2%
Edgewell Personal Care Co.*	12,593	678
Investments	Shares	Value ($000)
Pharmaceuticals - 1.1%
Akorn, Inc.*(a)	8,400	156
Allergan plc	10,812	1,990
Aralez Pharmaceuticals, Inc. (Canada)*(a)	345	–(g)
Bristol-Myers Squibb Co.	5,655	332
Dr Reddy's Laboratories Ltd., ADR (India)	3,864	121
Hikma Pharmaceuticals plc (Jordan)	17,797	383
Teva Pharmaceutical Industries Ltd., ADR (Israel)	3,167	76
		3,058
Professional Services - 1.4%
Equifax, Inc.	5,480	688
IHS Markit Ltd.*	11,880	630
Intertrust NV (Netherlands)(f)	89,477	1,559
TriNet Group, Inc.*	16,758	902
		3,779
Road & Rail - 0.2%
CSX Corp.	7,540	533

Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc.	5,710	549
Broadcom, Inc.	2,442	541
First Solar, Inc.*	1,139	60
NXP Semiconductors NV (Netherlands)*	15,250	1,454
Xcerra Corp.*	5,400	77
		2,681
Software - 1.4%
Activision Blizzard, Inc.	5,645	414
CA, Inc.	10,900	482
CommVault Systems, Inc.*	8,965	582
Dell Technologies, Inc., Class V*(a)	1,150	106
Micro Focus International plc, ADR (United Kingdom)(a)	555	9
Microsoft Corp.	17,927	1,902
salesforce.com, Inc.*	3,170	435
		3,930
Specialty Retail - 1.6%
AutoZone, Inc.*	972	686
Hennes & Mauritz AB, Class B (Sweden)	16,569	258
Pets at Home Group plc (United Kingdom)	166,954	254
Rent-A-Center, Inc.*	2,900	43
Sports Direct International plc (United Kingdom)*	335,556	1,821
Tiffany & Co.	10,279	1,414
		4,476
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	6,508	1,238
Samsung Electronics Co. Ltd., GDR (South Korea)(f)	420	432
Western Digital Corp.	5,630	395
Xerox Corp.(a)	3,600	94
		2,159
Textiles, Apparel & Luxury Goods - 0.6%
Michael Kors Holdings Ltd.*	5,809	388
PVH Corp.	5,137	789

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont'd)

Investments	Shares	Value ($000)
Tapestry, Inc.	9,005	424
		1,601
Thrifts & Mortgage Finance - 0.0%(b)
PHH Corp.*	8,300	90

Tobacco - 0.3%
Philip Morris International, Inc.	9,900	854

Trading Companies & Distributors - 0.6%
Brenntag AG (Germany)	26,556	1,592

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	3,194	145

Water Utilities - 0.1%
American Water Works Co., Inc.	2,702	238

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	5,615	337

TOTAL COMMON STOCKS (Cost $97,895)		106,131

Investments	Principal Amount ($)	Value ($000)

ASSET-BACKED SECURITIES - 7.8%

Atlas Senior Loan Fund IV Ltd.
Series 2013-2A, Class B2LR, (ICE LIBOR USD 3 Month + 4.90%), 7.24%, 2/17/2026(h)(i)	1,000,000	1,000
Atlas Senior Loan Fund V Ltd.
Series 2014-1A, Class DR2, (ICE LIBOR USD 3 Month + 4.00%), 6.34%, 7/16/2029(h)(i)	1,000,000	1,010
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class CR, (ICE LIBOR USD 3 Month + 2.45%), 4.79%, 10/15/2030(h)(i)	1,000,000	975
Series 2014-2RA, Class C, (ICE LIBOR USD 3 Month + 2.80%), 4.16%, 5/15/2031(h)(i)	2,000,000	1,965
CarVal CLO Ltd.
Series 2018-1A, Class D, (ICE LIBOR USD 3 Month + 2.89%), 5.22%, 7/16/2031(h)(i)	1,000,000	983
Catamaran CLO Ltd.
Series 2015-1A, Class DR, (ICE LIBOR USD 3 Month + 2.80%), 5.15%, 4/22/2027(h)(i)	1,000,000	1,000
Series 2013-1A, Class DR, (ICE LIBOR USD 3 Month + 2.80%), 5.17%, 1/27/2028(h)(i)	1,000,000	993
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF4, 4.87%, 10/25/2035(j)	120,128	121
Investments	Principal Amount ($)	Value ($000)
DT Auto Owner Trust
Series 2015-1A, Class D, 4.26%, 2/15/2022(h)	993,547	998
Jamestown CLO III Ltd.
Series 2013-3A, Class C, (ICE LIBOR USD 3 Month + 3.30%), 5.64%, 1/15/2026(h)(i)	1,250,000	1,251
Jamestown CLO V Ltd.
Series 2014-5A, Class B2R, 3.84%, 1/17/2027(h)	1,000,000	991
JP Morgan Mortgage Acquisition Trust
Series 2007-CH1, Class AF6, 4.94%, 11/25/2036(k)	121,980	124
Madison Park Funding XIV Ltd.
Series 2014-14A, Class DR, (ICE LIBOR USD 3 Month + 3.25%), 5.61%, 7/20/2026(h)(i)	1,000,000	1,001
Mountain View CLO LLC
Series 2017-1A, Class D, (ICE LIBOR USD 3 Month + 3.60%), 5.94%, 10/16/2029(h)(i)	1,000,000	1,006
Ocean Trails CLO V
Series 2014-5A, Class DR, (ICE LIBOR USD 3 Month + 3.60%), 5.94%, 10/13/2026(h)(i)	1,000,000	1,001
Octagon Investment Partners XIV Ltd.
Series 2012-1A, Class CR, (ICE LIBOR USD 3 Month + 4.00%), 6.34%, 7/15/2029(h)(i)	1,000,000	1,015
OFSI Fund V Ltd.
Series 2013-5A, Class B2L, (ICE LIBOR USD 3 Month + 5.25%), 7.59%, 4/17/2025(h)(i)	1,000,000	1,000
OZLM XII Ltd.
Series 2015-12A, Class C, (ICE LIBOR USD 3 Month + 3.70%, 3.70% Floor), 6.04%, 4/30/2027(h)(i)	1,000,000	1,000
TICP CLO II-2 Ltd.
Series 2018-IIA, Class C, (ICE LIBOR USD 3 Month + 2.95%, 2.95% Floor), 5.95%, 4/20/2028(h)(i)	1,000,000	987
WhiteHorse X Ltd.
Series 2015-10A, Class DR, (ICE LIBOR USD 3 Month + 3.00%, 3.00% Floor), 5.34%, 4/17/2027(h)(i)	1,000,000	1,000

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont'd)

Investments	Principal Amount ($)	Value ($000)
Z Capital Credit Partners CLO Ltd.
Series 2015-1A, Class DR, (ICE LIBOR USD 3 Month + 3.10%, 3.10% Floor), 5.44%, 7/16/2027(h)(i)	2,000,000	2,000
TOTAL ASSET-BACKED SECURITIES (Cost $21,506)		21,421

Investments	Principal Amount ($)	Value ($000)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.0%

BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class F, (ICE LIBOR USD 1 Month + 3.50%, 3.50% Floor), 5.57%, 9/15/2026(h)(i)	3,000,000	2,995
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class E, 4.35%, 10/15/2034(h)(j)	1,000,000	981
CHT Mortgage Trust
Series 2017-CSMO, Class F, (ICE LIBOR USD 1 Month + 3.74%, 3.80% Floor), 5.81%, 11/15/2036(h)(i)	1,000,000	1,010
COMM Mortgage Trust
Series 2014-PAT, Class E, (ICE LIBOR USD 1 Month + 3.15%, 3.15% Floor), 5.25%, 8/13/2027(h)(i)	4,800,000	4,838
GS Mortgage Securities Trust
Series 2013-GC12, Class D, 4.45%, 6/10/2046(h)(j)	1,000,000	893
Lone Star Portfolio Trust
Series 2015-LSP, Class E, (ICE LIBOR USD 1 Month + 5.60%, 5.60% Floor), 7.67%, 9/15/2028(h)(i)	1,109,189	1,117
Morgan Stanley Capital I, Inc.
Series 2017-JWDR, Class E, (ICE LIBOR USD 1 Month + 3.05%, 3.05% Floor), 5.12%, 11/15/2034(h)(i)	1,000,000	1,008
Palisades Center Trust
Series 2016-PLSD, Class D, 4.74%, 4/13/2033(h)	1,000,000	981
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,804)		13,823

Investments	Principal Amount ($)	Value ($000)

LOAN ASSIGNMENTS - 4.9%

Auto Components - 0.0%(b)
Tenneco Inc., Term Loan
12/31/2100(d)(l)(m)	38,000	38

Investments	Principal Amount ($)	Value ($000)
Capital Markets - 0.1%
Edelman Financial Center LLC (The), Term Lan B
(ICE LIBOR USD 6 Month + 3.25%), 5.59%, 7/21/2025(i)	189,000	190

Chemicals - 0.1%
Cyanco Intermediate Corp., 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 7.50%), 9.58%, 3/6/2026(d)(i)	120,776	118
GrafTech International Ltd., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 5.59%, 2/12/2025(i)	283,000	282
		400
Commercial Services & Supplies - 0.2%
Paradigm Acquisition Corp., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 6.70%, 10/11/2024(i)	281,585	283
Paradigm Acquisition Corp., 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 8.50%), 10.97%, 10/10/2025(d)(i)	129,000	129
PSC Industrial Holdings Corp., 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 8.50%), 10.58%, 10/11/2025(d)(i)	218,000	217
		629
Communications Equipment - 0.2%
4L Holdings Corp., Term Loan B
(ICE LIBOR USD 1 Month + 4.50%), 5/8/2020(i)(l)(m)	445,000	422

Diversified Consumer Services - 0.1%
Cengage Learning, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 6/7/2023(i)(l)(m)	345,000	326

Diversified Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA, Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 5.83%, 11/27/2023(i)	71,000	71
Securus Holdings, Inc., Term Loan
(ICE LIBOR USD 1 Month + 8.25%), 10.33%, 11/1/2025(i)	271,000	271
US TelePacific Corp., Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 7.33%, 5/2/2023(i)	362,068	358
		700
Electric Utilities - 0.2%
Sandy Creek Energy Associates LP, Term Loan B

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont'd)

Investments	Principal Amount ($)	Value ($000)
(ICE LIBOR USD 3 Month + 4.00%), 11/9/2020(i)(l)(m)	510,540	459

Energy Equipment & Services - 0.3%
Seadrill Operating LP, Term Loan B
(ICE LIBOR USD 3 Month + 6.00%), 8.33%, 2/21/2021(i)	999,020	932

Food Products - 0.1%
Give & Go Prepared Foods Corp., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 6.58%, 7/29/2023(d)(i)	354,323	324

Health Care Equipment & Supplies - 0.1%
Auris Luxembourg III Sarl, Term Loan
7/24/2025(l)(m)	37,000	37
Lifescan Global Corp., Term Loan
6/19/2024(d)(l)(m)	212,000	206
		243
Health Care Providers & Services - 1.2%
21st Century Oncology Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 6.13%), 8.47%, 1/16/2023(i)	3,299,060	3,153
Gentiva Health Services, Inc., Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 6.13%, 7/2/2025(d)(i)	20,525	21
		3,174
Household Durables - 0.0%(b)
Traeger Pellet Grills LLC, 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 8.50%), 10.83%, 9/25/2025(d)(i)	114,000	115

Insurance - 0.8%
AmTrust Financial Services, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 8.50%), 10.58%, 3/2/2026(d)(i)	254,000	250
Confie Seguros Holding II Co., 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 9.50%), 11.81%, 5/8/2019(i)	1,218,000	1,194
Confie Seguros Holding II Co., Term Loan B
(ICE LIBOR USD 3 Month + 5.25%), 7.56%, 4/19/2022(i)	857,935	851
		2,295
IT Services - 0.1%
Convergint Technologies LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 5.08%, 2/3/2025(i)	206,322	204
Investments	Principal Amount ($)	Value ($000)
Convergint Technologies LLC, Delayed Draw Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 1.44%, 2/3/2025(i)	6,279	6
		210
Leisure Products - 0.1%
Recess Holdings, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 7.75%), 10.20%, 9/29/2025(d)(i)	238,000	236

Media - 0.2%
Acosta, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 5.33%, 9/26/2021(i)	68,822	53
Cenveo Corp., DIP Term Loan
(ICE LIBOR USD 1 Month + 8.00%), 10.09%, 11/2/2018(c)(d)(i)	499,410	502
		555
Mortgage Real Estate Investment Trusts (REITs) - 0.0%(b)
DTZ US Borrower LLC, Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 5.49%, 11/4/2021(i)	22,882	23

Multiline Retail - 0.2%
JC Penney Corp., Inc., Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 6.57%, 6/23/2023(i)	676,384	653

Oil, Gas & Consumable Fuels - 0.1%
Southcross Energy Partners LP, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 6.58%, 8/4/2021(i)(l)(m)	477,789	407

Real Estate Management & Development - 0.1%
Toys 'R' Us Property Co. I LLC, Term Loan
(ICE LIBOR USD 1 Month + 5.00%), 7.08%, 8/21/2019(i)	242,000	207

Software - 0.3%
Digicert Holdings, Inc., Term Loan
(ICE LIBOR USD 1 Month + 8.00%), 10.08%, 10/31/2025(i)	137,000	135
Mcafee LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 6.57%, 9/30/2024(i)	344,398	346
Mcafee LLC, Term Loan

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont'd)

Investments	Principal Amount ($)	Value ($000)
(ICE LIBOR USD 1 Month + 8.50%), 10.57%, 9/29/2025(i)	260,000	266
		747
Specialty Retail - 0.1%
DBP Holding Corp., Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 6.08%, 10/11/2019(i)	138,000	128
Mavis Tire Express, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 5.34%, 3/15/2025(i)	127,257	126
Mavis Tire Express, Delayed Draw 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 0.29%, 3/15/2025(i)	1,123	1
		255
TOTAL LOAN ASSIGNMENTS (Cost $13,547)		13,540
Investments	Principal Amount ($)	Value ($000)

CORPORATE BONDS - 3.4%

Chemicals - 0.5%
Hexion, Inc.
6.63%, 4/15/2020	871,000	821
10.00%, 4/15/2020	215,000	214
9.00%, 11/15/2020	138,000	118
10.38%, 2/1/2022(h)	215,000	211
Momentive Performance Materials, Inc.
10.00%, 10/15/2020(c)(d)(e)(n)	613,000	—
		1,364
Communications Equipment - 0.1%
Riverbed Technology, Inc.
8.88%, 3/1/2023(h)	258,000	241

Construction & Engineering - 0.1%
ABG Orphan Holdco Sarl (Spain)
5.00%, 2/28/2021(f)(o)	243,752	254

Diversified Telecommunication Services - 1.0%
Frontier Communications Corp.
9.00%, 8/15/2031	431,000	279
Intelsat Jackson Holdings SA (Luxembourg)
7.25%, 10/15/2020	1,548,000	1,554
9.75%, 7/15/2025(h)	432,000	461
Oi SA (Brazil)
10.00%, 7/25/2025(f)(o)	420,000	455
		2,749
Equity Real Estate Investment Trusts (REITs) - 0.1%
VICI Properties 1 LLC
8.00%, 10/15/2023	190,842	211

Health Care Providers & Services - 0.1%
Community Health Systems, Inc.
Investments	Principal Amount ($)	Value ($000)
6.25%, 3/31/2023	351,000	326

Independent Power and Renewable Electricity Producers - 0.4%
GenOn Energy, Inc.
9.50%, 10/15/2018(n)	168,000	105
9.88%, 10/15/2020(n)	1,657,000	1,036
		1,141
Internet & Direct Marketing Retail - 0.3%
Netflix, Inc.
4.38%, 11/15/2026	777,000	728

Marine - 0.1%
Navios Maritime Holdings, Inc. (Greece)
11.25%, 8/15/2022(h)	303,000	289

Media - 0.1%
Cenveo Corp.
6.00%, 8/1/2019(h)(n)	874,000	328

Metals & Mining - 0.1%
Aleris International, Inc.
10.75%, 7/15/2023(h)	373,000	397

Oil, Gas & Consumable Fuels - 0.5%
Cobalt International Energy, Inc. Escrow
7.75%, 12/1/2023(n)	1,001,000	571
Denbury Resources, Inc.
9.00%, 5/15/2021(h)	144,000	153
9.25%, 3/31/2022(h)	412,000	437
Jones Energy Holdings LLC
9.25%, 3/15/2023(h)	118,000	119
Midstates Petroleum Co., Inc. Escrow
10.00%, 6/1/2020(c)(d)(e)(n)	1,848,000	—
		1,280
TOTAL CORPORATE BONDS (Cost $9,982)		9,308
Investments	Principal Amount ($)	Value ($000)

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%

Alternative Loan Trust
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,003,569	976
Chase Mortgage Finance Trust
Series 2007-A2, Class 3A2, 3.96%, 7/25/2037(j)	253,109	237
Citicorp Mortgage Securities Trust
Series 2006-3, Class 1A10, 6.25%, 6/25/2036	1,491,879	1,539
FNMA
Series 2016-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%, 4.45% Floor), 6.51%, 1/25/2029(i)	1,000,000	1,118
Series 2016-C06, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 6.31%, 4/25/2029(i)	1,000,000	1,140

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont'd)

Investments	Principal Amount ($)	Value ($000)
Series 2018-C03, Class 1M2, (ICE LIBOR USD 1 Month + 2.15%, 2.15% Floor), 4.21%, 10/25/2030(i)	1,000,000	1,002
MASTR Alternative Loan Trust
Series 2004-10, Class 4A1, 6.00%, 9/25/2019	38,249	39
STACR Trust
Series 2018-HRP1, Class M2, (ICE LIBOR USD 1 Month + 1.65%, 1.65% Floor), 3.71%, 4/25/2043(h)(i)	1,000,000	1,007
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-S1, Class 1A11, 5.50%, 3/25/2034	88,007	88
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	387,411	380
Wells Fargo Mortgage Backed Securities Trust
Series 2007-14, Class 1A1, 6.00%, 10/25/2037	395,248	391
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,824)		7,917

Investments	Shares	Value ($000)

MASTER LIMITED PARTNERSHIPS - 2.4%

Capital Markets - 0.2%
Blackstone Group LP (The)	12,630	441

Energy Equipment & Services - 0.1%
USA Compression Partners LP	22,615	368

Oil, Gas & Consumable Fuels - 2.1%
Antero Midstream Partners LP	2,724	90
Crestwood Equity Partners LP	15,145	543
Enable Midstream Partners LP	3,631	67
Energy Transfer Equity LP	33,821	616
Energy Transfer Partners LP	20,677	433
Enterprise Products Partners LP	32,116	931
EQT GP Holdings LP	3,107	69
Magellan Midstream Partners LP	5,537	397
MPLX LP	13,547	494
Noble Midstream Partners LP	10,810	574
Oasis Midstream Partners LP	19,334	382
Plains All American Pipeline LP	16,187	401
Western Gas Equity Partners LP	3,857	142
Western Gas Partners LP	6,243	319
Williams Partners LP	5,454	246
		5,704
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $6,001)		6,513

Investments	Principal Amount ($)	Value ($000)

CONVERTIBLE BONDS - 0.8%

Diversified Telecommunication Services - 0.0%(b)
Intelsat SA
Investments	Principal Amount ($)	Value ($000)
4.50%, 6/15/2025(h)	56,000	77

Internet Software & Services - 0.3%
Twitter, Inc.
0.25%, 9/15/2019	743,000	714

Media - 0.5%
DISH Network Corp.
3.38%, 8/15/2026	1,554,000	1,412

Oil, Gas & Consumable Fuels - 0.0%(b)
Cobalt International Energy, Inc.
2.63%, 12/1/2019(n)	318,000	1

TOTAL CONVERTIBLE BONDS (Cost $2,496)		2,204

Investments	Shares	Value ($000)

CLOSED END FUNDS - 0.4%

Internet Software & Services - 0.4%
Altaba, Inc.*(a)
(Cost $543)	14,700	1,080

Investments	Principal Amount ($)	Value ($000)

U.S. TREASURY OBLIGATIONS - 0.1%

U.S. Treasury Bonds
3.00%, 2/15/2047
(Cost $193)	185,000	182

Investments	No. of Rights	Value ($000)

RIGHTS - 0.0%(b)

Biotechnology - 0.0%(b)
Ambit Biosciences Corp. (Daiichi Sankyo Co. Ltd.), CVR*(c)(d)(e)	70,000	42
Dyax Corp., CVR*(c)(d)(e)	40,350	45
Tobira Therapeutics, Inc., CVR*(c)(d)(e)	6,900	–(g)
		87
Health Care Providers & Services - 0.0%(b)
Community Health Systems, Inc., CVR*(a)	19,082	1

Media - 0.0%
Media General, Inc., CVR*(c)(d)(e)	76,116	—

Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc. (AstraZeneca plc), CVR (United Kingdom)*(c)(d)(e)	100	—

TOTAL RIGHTS (Cost $24)		88

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont'd)

Investments	Shares	Value ($000)
PREFERRED STOCKS - 0.0%(b)

Media - 0.0%(b)
GCI Liberty, Inc., Series A, 5.00%, 3/10/2039(a)(p) (Cost $36)	1,860	46

Investments	No. of Warrants	Value ($000)

WARRANTS - 0.0%(b)

Capital Markets - 0.0%(b)
J2 Acquisition Ltd., expiring 9/7/2027*	9,800	4
Matlin and Partners Acquisition Corp., expiring 5/28/2021*	21,837	15
Mudrick Capital Acquisition Corp., expiring 3/12/2019*	17,596	11
Osprey Energy Acquisition Corp., expiring 8/15/2022*(a)	2,640	5
		35
Thrifts & Mortgage Finance - 0.0%(b)
Ditech Holding Corp., expiring 2/9/2028*	6,068	2
TOTAL WARRANTS (Cost $6)		37

Investments	Shares	Value ($000)

SHORT-TERM INVESTMENTS - 31.6%

INVESTMENT COMPANIES - 31.6%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 1.75%(q)(r) (Cost $86,695)	86,695,181	86,695

TOTAL OPTIONS PURCHASED 0.0%(b)(s) (Cost $153)		100
TOTAL LONG POSITIONS (Cost $260,705)		269,085

Investments	Shares	Value ($000)

SHORT POSITIONS - (8.9)%(t)

COMMON STOCKS - (7.2)%

Aerospace & Defense - (0.2)%
United Technologies Corp.	(3,093)	(420)

Airlines - (0.2)%
Exchange Income Corp. (Canada)	(20,745)	(530)

Automobiles - (0.2)%
Harley-Davidson, Inc.	(6,150)	(264)
Tesla, Inc.*	(910)	(271)
		(535)

Investments	Shares	Value ($000)
Banks - (1.4)%
Banco Bilbao Vizcaya Argentaria SA (Spain)	(65,200)	(479)
Banco de Sabadell SA (Spain)	(176,050)	(294)
Banco Santander SA (Spain)	(59,442)	(335)
BOK Financial Corp.	(1,496)	(146)
Canadian Imperial Bank of Commerce (Canada)	(4,515)	(412)
Laurentian Bank of Canada (Canada)	(10,160)	(364)
National Bank of Canada (Canada)	(6,460)	(317)
People's United Financial, Inc.	(7,072)	(129)
Royal Bank of Canada (Canada)	(6,050)	(472)
Societe Generale SA (France)	(7,600)	(339)
UniCredit SpA (Italy)	(21,350)	(379)
Wells Fargo & Co.	(5,315)	(304)
		(3,970)
Biotechnology - (0.1)%
AbbVie, Inc.	(4,200)	(387)

Building Products - (0.1)%
Fortune Brands Home & Security, Inc.	(5,650)	(328)

Capital Markets - (0.2)%
Deutsche Bank AG (Registered) (Germany)	(33,605)	(440)

Commercial Services & Supplies - (0.2)%
Stericycle, Inc.*	(6,616)	(462)

Construction & Engineering - (0.2)%
Badger Daylighting Ltd. (Canada)	(27,165)	(617)

Diversified Consumer Services - (0.2)%
Adtalem Global Education, Inc.*	(9,290)	(507)

Electrical Equipment - (0.2)%
Acuity Brands, Inc.	(3,955)	(550)

Energy Equipment & Services - (0.2)%
Helmerich & Payne, Inc.	(955)	(59)
Keane Group, Inc.*	(6,558)	(92)
Patterson-UTI Energy, Inc.	(2,429)	(42)
ProPetro Holding Corp.*	(7,326)	(120)
RPC, Inc.	(6,617)	(98)
Superior Energy Services, Inc.*	(4,862)	(48)
		(459)
Equity Real Estate Investment Trusts (REITs) - (0.4)%
AvalonBay Communities, Inc.	(2,420)	(428)
Prologis, Inc.	(3,366)	(221)
Simon Property Group, Inc.	(2,670)	(470)
		(1,119)
Food Products - (0.0)%(b)
Conagra Brands, Inc.	(2,952)	(108)

Health Care Providers & Services - (0.1)%
CVS Health Corp.	(4,300)	(279)

Hotels, Restaurants & Leisure - (0.1)%
Papa John's International, Inc.	(5,563)	(233)
Penn National Gaming, Inc.*	(1,176)	(38)
		(271)
Household Durables - (0.1)%
Lennar Corp., Class A	(4,550)	(238)
Taylor Morrison Home Corp., Class A*	(323)	(6)
		(244)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont'd)

Investments	Shares	Value ($000)
Household Products - (0.2)%
Clorox Co. (The)	(2,115)	(286)
HRG Group, Inc.*	(2,991)	(261)
		(547)
Industrial Conglomerates - (0.2)%
General Electric Co.	(30,950)	(422)

Insurance - (0.1)%
Manulife Financial Corp. (Canada)	(17,700)	(329)

Internet Software & Services - (0.5)%
Alibaba Group Holding Ltd., ADR (China)*	(4,557)	(853)
Zillow Group, Inc., Class C*	(8,350)	(465)
		(1,318)
IT Services - (0.4)%
Alliance Data Systems Corp.	(1,520)	(342)
iPayment Holdings, Inc.*(c)(d)	(305,871)	(232)
Western Union Co. (The)	(22,295)	(450)
		(1,024)
Media - (0.5)%
EW Scripps Co. (The), Class A	(27,429)	(359)
New Media Investment Group, Inc.	(25,353)	(456)
Omnicom Group, Inc.	(7,230)	(498)
Twenty-First Century Fox, Inc., Class A	(4,300)	(194)
		(1,507)
Oil, Gas & Consumable Fuels - (0.2)%
Cheniere Energy, Inc.*	(225)	(14)
Concho Resources, Inc.*	(2,624)	(383)
Marathon Petroleum Corp.	(1,908)	(154)
		(551)
Personal Products - (0.1)%
Estee Lauder Cos., Inc. (The), Class A	(1,750)	(236)

Semiconductors & Semiconductor Equipment - (0.1)%
Cohu, Inc.	(200)	(5)
KLA-Tencor Corp.	(1,925)	(226)
		(231)
Software - (0.4)%
Ellie Mae, Inc.*	(5,385)	(534)
Micro Focus International plc (United Kingdom)	(555)	(9)
Oracle Corp.	(5,800)	(277)
Snap, Inc., Class A*	(20,250)	(253)
VMware, Inc., Class A*	(456)	(66)
		(1,139)
Specialty Retail - (0.1)%
Sally Beauty Holdings, Inc.*	(12,328)	(203)
Signet Jewelers Ltd.	(2,117)	(122)
		(325)
Thrifts & Mortgage Finance - (0.3)%
Genworth MI Canada, Inc. (Canada)	(12,100)	(426)
Home Capital Group, Inc. (Canada)*	(35,960)	(423)
		(849)
TOTAL COMMON STOCKS (Proceeds $(19,355))		(19,704)

Investments	Shares	Value ($000)

EXCHANGE TRADED FUNDS - (0.9)%
Alerian MLP ETF	(138,268)	(1,513)
SPDR S&P Oil & Gas Equipment & Services ETF	(8,678)	(148)
SPDR S&P Oil & Gas Exploration & Production ETF	(15,856)	(682)
VanEck Vectors Oil Services ETF	(1,914)	(50)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $(2,287))		(2,393)

Investments	Principal Amount ($)	Value ($000)

CORPORATE BONDS - (0.7)%

Diversified Telecommunication Services - (0.1)%
Frontier Communications Corp.
10.50%, 9/15/2022	(433,000)	(397)

Equity Real Estate Investment Trusts (REITs) - (0.0)%(b)
CBL & Associates LP
5.25%, 12/1/2023	(98,000)	(87)

Health Care Providers & Services - (0.1)%
Community Health Systems, Inc.
5.13%, 8/1/2021	(351,000)	(336)

Media - (0.1)%
AMC Networks, Inc.
4.75%, 8/1/2025	(326,000)	(315)

Multiline Retail - (0.1)%
Macy's Retail Holdings, Inc.
4.50%, 12/15/2034	(406,000)	(349)

Oil, Gas & Consumable Fuels - (0.1)%
SM Energy Co.
6.50%, 1/1/2023	(131,000)	(134)
6.75%, 9/15/2026	(115,000)	(118)
		(252)
Specialty Retail - (0.1)%
L Brands, Inc.
6.88%, 11/1/2035	(162,000)	(141)

Wireless Telecommunication Services - (0.1)%
Intelsat Connect Finance SA (Luxembourg)
12.50%, 4/1/2022(h)	(143,000)	(144)

TOTAL CORPORATE BONDS (Proceeds $(1,998))		(2,021)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont'd)

Investments	Shares	Value ($000)

PREFERRED STOCKS - (0.1)%

IT Services - (0.1)%
iPayment Holdings, Inc. 0.00%*(c)(d) (Proceeds $(306))	(1,958)	(196)

TOTAL SHORT POSITIONS (Proceeds $(23,946))		(24,314)

Total Investments - 89.1% (Cost $236,759)		244,771
Other Assets Less Liabilities - 10.9%(u)(v)		29,753
Net Assets - 100.0%		274,524

*	Non-income producing security.
(a)	All or a portion of this security is pledged with the custodian for securities sold short and/or options written.
(b)	Represents less than 0.05% of net assets.
(c)	Illiquid security.
(d)	Value determined using significant unobservable inputs.
(e)
Security fair valued as of July 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2018 amounted to approximately $91,000, which represents 0.0% of net assets of the Fund.

(f)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. At July 31, 2018, the total value of these securities amounted to approximately $3,714 which represents 1.4% of net assets of the Fund.

(g)	Amount less than one thousand.
(h)
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2018, these securities amounted to approximately $38,719,000 of long positions and $(144,000) of short positions, which represents 14.1% and (0.1%) respectively, of net assets of the Fund. Securities denoted with “(h)” but without “(c)” have been deemed by the investment manager to be liquid.

(i)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2018 and changes periodically.
(j)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2018.

(k)
Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2018.

(l)	All or a portion of this security was purchased on a delayed delivery basis.
(m)	All or a portion of this security had not settled as of July 31, 2018 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(n)	Defaulted security.
(o)	Payment in-kind security.
(p)	Perpetual security. The rate reflected was the rate in effect on July 31, 2018. The maturity date reflects the next call date.
(q)	Represents 7-day effective yield as of July 31, 2018.
(r)
All or a portion of this security is segregated in connection with obligations for futures, swaps, options written, and/or forward foreign currency contracts with a total value of approximately $84,781,000.

(s)	See "Purchased option contracts" under Derivative Instruments.
(t)	At July 31, 2018 the Fund had approximately $18,289,000 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(u)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2018.
(v)	As of July 31, 2018, the value of unfunded loan commitments was approximately $35,000 (See Notes to Consolidated Schedule of Investments).

Abbreviations
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligations
CVR	Contingent Value Rights
DIP	Debtor-in-Possession
ETF	Exchange Traded Fund
FNMA	Federal National Mortgage Association
GDR	Global depositary receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SA	Société Anonyme
SpA	Società per Azioni
SPDR	Standard & Poor’s Depositary Receipts
USD	United States Dollar

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2018, open positions in futures for the Fund were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
Brent Crude Oil	8	8/2018	$593,680	$(280)
Natural Gas	6	8/2018	166,920	(2,652)
NY Harbor ULSD	5	8/2018	448,854	(128)
RBOB Gasoline	3	8/2018	262,143	(6,281)
SGX NIFTY 50 Index	41	8/2018	932,914	21,375
WTI Crude Oil	10	8/2018	687,600	(1,430)
Canada 10 Year Bond	9	9/2018	932,413	(16,331)
DAX Index	1	9/2018	374,616	(689)
EURO STOXX 50 Index	13	9/2018	535,855	3,312
Euro-Bobl	49	9/2018	7,541,009	(29,830)
Euro-Bund	2	9/2018	377,887	(2,633)
Euro-Bund	28	9/2018	5,290,420	(40,063)
Euro-Buxl	9	9/2018	1,848,041	(16,694)
Euro-OAT	2	9/2018	359,528	(1,652)
Foreign Exchange USD/NOK	2	9/2018	199,462	3,379
Foreign Exchange USD/SEK	1	9/2018	99,604	(1,214)
Long Gilt	3	9/2018	483,071	2,479
Long Gilt	26	9/2018	4,186,614	(19,541)
Low Sulphur Gasoil	9	9/2018	591,525	(3,412)
NASDAQ 100 E-Mini Index	6	9/2018	869,370	(18,430)
Nikkei 225 Mini Index	8	9/2018	160,980	66
Russell 2000 E-Mini Index	9	9/2018	752,580	3,880
S&P 500 E-Mini Index	2	9/2018	281,710	(2,268)
Wheat	2	9/2018	55,375	670
Live Cattle	5	10/2018	218,600	(3,243)
Cotton No. 2	7	12/2018	313,565	11,946
3 Month Euro Euribor	72	12/2020	20,991,470	(11,947)
Total Long Contracts			$49,555,806	$(131,611)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short Contracts
Hang Seng Index	(1)	8/2018	$(181,105)	$718
HSCEI	(1)	8/2018	(70,104)	502
Canada 10 Year Bond	(1)	9/2018	(103,601)	1,528
CBOE Volatility Index	(6)	9/2018	(90,150)	(86)
Cocoa	(5)	9/2018	(108,500)	7,997
Coffee 'C'	(8)	9/2018	(329,700)	11,566
Copper	(1)	9/2018	(70,788)	(2,439)
Euro-BTP	(8)	9/2018	(1,190,866)	69
Euro-BTP	(1)	9/2018	(148,858)	1,428
Foreign Exchange AUD/USD	(142)	9/2018	(10,563,380)	134,814
Foreign Exchange CAD/USD	(2)	9/2018	(153,990)	174
Foreign Exchange CHF/USD	(2)	9/2018	(253,500)	1,919
Foreign Exchange EUR/USD	(214)	9/2018	(31,397,813)	249,280
Foreign Exchange GBP/USD	(3)	9/2018	(246,563)	5,336
Foreign Exchange MXN/USD	(6)	9/2018	(159,630)	(16,183)
Foreign Exchange NZD/USD	(2)	9/2018	(136,400)	3,709
Foreign Exchange ZAR/USD	(15)	9/2018	(569,063)	(15,814)
Japan 10 Year Bond	(11)	9/2018	(14,824,397)	(6,145)
S&P 500 E-Mini Index	(21)	9/2018	(2,957,955)	(30,397)
Silver	(16)	9/2018	(1,244,720)	23,393
Sugar No. 11	(38)	9/2018	(449,008)	49,111
U.S. Treasury 10 Year Note	(51)	9/2018	(6,090,516)	1,310
U.S. Treasury 10 Year Note	(1)	9/2018	(119,422)	29
U.S. Treasury 5 Year Note	(54)	9/2018	(6,108,750)	272
U.S. Treasury Long Bond	(12)	9/2018	(1,715,625)	140
100 oz Gold	(26)	12/2018	(3,207,360)	12,149

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Corn	(18)	12/2018	$(347,850)	$(14,520)
3 Month Canadian Bankers Acceptance	(33)	6/2019	(6,183,140)	2,865
3 Month Eurodollar	(211)	6/2020	(51,130,574)	23,164
3 Month Sterling	(67)	6/2020	(10,848,603)	(157)
3 Month Eurodollar	(163)	12/2020	(39,498,974)	14,311
Total Short Contracts			$(190,500,905)	$460,043
Total Futures				$328,432

The Fund had $2,133,576 deposited in segregated accounts to cover margin requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At July 31, 2018, open forward contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	13,461	TRY	65,815	JPMorgan Chase Bank, NA	8/17/2018	$192
AUD	5,070,000	JPY	415,841,252	Societe Generale	9/19/2018	36,069
AUD	4,950,000	USD	3,665,297	Societe Generale	9/19/2018	13,013
BRL**	5,150,000	USD	1,339,898	Societe Generale	9/19/2018	24,839
CAD	4,230,000	USD	3,223,599	Societe Generale	9/19/2018	30,842
CHF	1,780,000	USD	1,800,250	Societe Generale	9/19/2018	4,941
EUR	2,230,000	TRY	12,839,263	Societe Generale	9/19/2018	65,818
EUR	2,380,000	USD	2,786,477	Societe Generale	9/19/2018	6,778
GBP	150,000	USD	196,947	Societe Generale	9/19/2018	343
HUF	60,820,002	USD	218,799	Societe Generale	9/19/2018	3,643
INR**	109,030,000	USD	1,577,001	Societe Generale	9/19/2018	5,329
JPY	79,360,001	USD	706,288	Societe Generale	9/19/2018	5,821
KRW**	828,400,000	USD	740,993	Societe Generale	9/19/2018	3,705
MXN	69,730,000	USD	3,567,526	Societe Generale	9/19/2018	143,556
NOK	1,610,000	USD	197,246	Societe Generale	9/19/2018	526
NZD	1,000,000	USD	678,577	Societe Generale	9/19/2018	2,986
PHP**	21,380,000	USD	397,574	Societe Generale	9/19/2018	4,956
PLN	11,350,000	EUR	2,617,307	Societe Generale	9/19/2018	36,041
PLN	7,230,000	USD	1,953,026	Societe Generale	9/19/2018	26,660
SEK	2,550,000	USD	288,725	Societe Generale	9/19/2018	2,367
SGD	3,590,000	USD	2,633,684	Societe Generale	9/19/2018	5,777
THB	560,000	USD	16,765	Societe Generale	9/19/2018	87
USD	2,425,055	AUD	3,220,000	Societe Generale	9/19/2018	32,295
USD	939,088	BRL**	3,520,000	Societe Generale	9/19/2018	6,297
USD	2,102,383	CAD	2,720,000	Societe Generale	9/19/2018	9,692
USD	1,544,353	CHF	1,510,000	Societe Generale	9/19/2018	12,981
USD	5,375,861	EUR	4,540,000	Societe Generale	9/19/2018	47,553
USD	5,538,850	GBP	4,140,000	Societe Generale	9/19/2018	93,651
USD	991,227	HUF	267,899,999	Societe Generale	9/19/2018	11,417
USD	1,781,679	INR**	122,260,000	Societe Generale	9/19/2018	7,348
USD	9,170,235	JPY	1,007,179,998	Societe Generale	9/19/2018	132,643
USD	987,959	KRW**	1,083,920,000	Societe Generale	9/19/2018	13,558
USD	2,138,503	NOK	17,240,000	Societe Generale	9/19/2018	20,741
USD	2,354,254	NZD	3,380,000	Societe Generale	9/19/2018	50,571
USD	878,127	PLN	3,170,000	Societe Generale	9/19/2018	10,132
USD	1,332,656	SEK	11,410,000	Societe Generale	9/19/2018	30,159
USD	4,902,242	SGD	6,600,000	Societe Generale	9/19/2018	49,750
USD	1,227,677	THB	39,940,000	Societe Generale	9/19/2018	25,799
USD	1,649,420	TRY	8,040,000	Societe Generale	9/19/2018	51,729
ZAR	2,354,856	TRY	860,000	Societe Generale	9/19/2018	6,802
ZAR	5,180,000	USD	381,596	Societe Generale	9/19/2018	9,292
CAD	5,147,000	USD	3,902,438	JPMorgan Chase Bank, NA	9/20/2018	57,577
CLP**	564,770,000	USD	871,969	Societe Generale	9/20/2018	14,189
EUR	1,271,000	USD	1,487,221	JPMorgan Chase Bank, NA	9/20/2018	4,576
USD	817,363	CLP**	519,450,000	Societe Generale	9/20/2018	2,318

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	1,872,912	ILS	6,710,000	Societe Generale	9/20/2018	$39,510
USD	51,715	GBP	38,857	JPMorgan Chase Bank, NA	9/28/2018	589
USD	32,082	JPY	3,526,300	JPMorgan Chase Bank, NA	9/28/2018	421
Total unrealized appreciation						$1,165,879
USD	891,109	CHF	891,581	JPMorgan Chase Bank, NA	8/17/2018	$(10,505)
USD	4,777,944	EUR	4,112,104	JPMorgan Chase Bank, NA	8/17/2018	(36,090)
USD	4,141,618	GBP	3,182,902	JPMorgan Chase Bank, NA	8/17/2018	(38,806)
USD	2,223,479	HKD	17,447,560	JPMorgan Chase Bank, NA	8/17/2018	(273)
USD	271,850	SEK	2,422,973	JPMorgan Chase Bank, NA	8/17/2018	(4,035)
AUD	1,840,000	JPY	152,654,777	Societe Generale	9/19/2018	(2,506)
AUD	1,310,000	USD	977,000	Societe Generale	9/19/2018	(3,547)
BRL**	1,810,000	USD	483,678	Societe Generale	9/19/2018	(4,034)
CAD	390,000	USD	300,493	Societe Generale	9/19/2018	(439)
CHF	2,890,000	USD	2,942,395	Societe Generale	9/19/2018	(11,493)
EUR	2,354,189	PLN	10,220,000	Societe Generale	9/19/2018	(35,434)
EUR	8,380,000	USD	9,871,736	Societe Generale	9/19/2018	(36,666)
GBP	950,000	USD	1,263,060	Societe Generale	9/19/2018	(13,558)
HUF	8,529,998	USD	31,344	Societe Generale	9/19/2018	(147)
INR**	42,540,000	USD	619,404	Societe Generale	9/19/2018	(2,030)
JPY	539,056,887	AUD	6,600,000	Societe Generale	9/19/2018	(67,373)
JPY	618,850,001	USD	5,637,408	Societe Generale	9/19/2018	(84,369)
KRW**	87,660,000	USD	81,269	Societe Generale	9/19/2018	(2,466)
MXN	7,550,000	USD	403,165	Societe Generale	9/19/2018	(1,349)
NOK	14,220,000	USD	1,766,605	Societe Generale	9/19/2018	(19,818)
NZD	540,000	USD	372,922	Societe Generale	9/19/2018	(4,878)
PLN	1,250,000	USD	344,229	Societe Generale	9/19/2018	(1,959)
SEK	4,680,000	USD	538,326	Societe Generale	9/19/2018	(4,086)
SGD	3,090,000	USD	2,286,887	Societe Generale	9/19/2018	(15,039)
THB	7,730,000	USD	233,541	Societe Generale	9/19/2018	(928)
TRY	6,416,666	EUR	1,140,000	Societe Generale	9/19/2018	(62,840)
TRY	3,520,000	USD	735,690	Societe Generale	9/19/2018	(36,204)
TRY	320,000	ZAR	914,782	Societe Generale	9/19/2018	(5,441)
USD	4,719,691	AUD	6,390,000	Societe Generale	9/19/2018	(28,673)
USD	1,496,346	BRL**	5,780,000	Societe Generale	9/19/2018	(35,338)
USD	4,902,954	CAD	6,460,000	Societe Generale	9/19/2018	(67,187)
USD	4,143,050	CHF	4,100,000	Societe Generale	9/19/2018	(14,976)
USD	11,220,102	EUR	9,600,000	Societe Generale	9/19/2018	(46,800)
USD	865,873	GBP	660,000	Societe Generale	9/19/2018	(2,201)
USD	319,818	HUF	89,030,001	Societe Generale	9/19/2018	(5,798)
USD	2,801,797	INR**	194,150,000	Societe Generale	9/19/2018	(15,858)
USD	1,307,418	JPY	146,060,001	Societe Generale	9/19/2018	(3,202)
USD	1,160,991	KRW**	1,302,100,000	Societe Generale	9/19/2018	(9,547)
USD	2,066,515	MXN	43,090,000	Societe Generale	9/19/2018	(226,766)
USD	1,646,080	NOK	13,440,000	Societe Generale	9/19/2018	(4,892)
USD	928,093	NZD	1,370,000	Societe Generale	9/19/2018	(5,648)
USD	2,339,763	PHP**	125,970,000	Societe Generale	9/19/2018	(31,929)
USD	1,912,053	PLN	7,100,000	Societe Generale	9/19/2018	(32,037)
USD	939,399	SEK	8,290,000	Societe Generale	9/19/2018	(6,938)
USD	3,857,191	SGD	5,260,000	Societe Generale	9/19/2018	(10,099)
USD	312,806	THB	10,430,000	Societe Generale	9/19/2018	(1,055)
USD	665,253	ZAR	9,010,000	Societe Generale	9/19/2018	(14,648)
ZAR	200,000	USD	15,122	Societe Generale	9/19/2018	(30)
CLP**	50,360,000	USD	79,817	Societe Generale	9/20/2018	(800)
EUR	163,000	USD	191,420	JPMorgan Chase Bank, NA	9/20/2018	(104)
ILS	1,100,000	USD	303,614	Societe Generale	9/20/2018	(3,056)
USD	25,689	CAD	34,000	JPMorgan Chase Bank, NA	9/20/2018	(470)
USD	898,498	CLP**	583,320,000	Societe Generale	9/20/2018	(16,764)
USD	55,901	EUR	48,000	JPMorgan Chase Bank, NA	9/20/2018	(438)
USD	10,929	ILS	40,000	Societe Generale	9/20/2018	(1)
USD	32,587	CAD	43,135	JPMorgan Chase Bank, NA	9/28/2018	(604)
USD	600,842	SEK	5,379,200	JPMorgan Chase Bank, NA	9/28/2018	(13,616)
Total unrealized depreciation						$(1,105,788)
Net unrealized appreciation						$60,091

** Non-deliverable forward.

The Fund had cash collateral of $336,023 and $2,120,733 deposited in a segregated account for JPMorgan Chase Bank, NA and Societe Generale, respectively, to cover collateral requirements on forward contracts.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

Credit default swap contracts (“credit default swaps”)

At July 31, 2018, the Fund had outstanding credit default swap contracts as follows:

OTC Credit Default Swaps - Buy Protection

Reference Entity	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Maturity Date	Notional Amount	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
Assured Guaranty Municipal Corp., debt obligations	5.00%	quarterly	JPMorgan Chase Bank, NA	12/20/2021	$2,000,000	$(201,163)	$(89,468)	$(11,666)	$(302,297)
Gap, Inc. (The), 5.95%, 04/12/2021	1.00	quarterly	JPMorgan Chase Bank, NA	12/20/2021	1,000,000	78,349	(88,369)	(1,167)	(11,187)
Hertz Corp. (The), 5.88%, 10/15/2020	5.00	quarterly	JPMorgan Chase Bank, NA	12/20/2020	1,000,000	–	8,643	(5,833)	2,810
Hertz Corp. (The), 5.88%, 10/15/2020	5.00	quarterly	JPMorgan Chase Bank, NA	6/20/2022	1,000,000	151,406	(57,152)	(5,833)	88,421
International Lease Finance Corp., 8.25%, 12/15/2020	5.00	quarterly	JPMorgan Chase Bank, NA	12/20/2021	1,000,000	(100,683)	(40,722)	(5,833)	(147,238)
Kohl’s Corp., 4.00%, 11/01/2021	1.00	quarterly	JPMorgan Chase Bank, NA	12/20/2021	1,000,000	43,208	(55,176)	(1,167)	(13,135)
Macy’s, Inc., 3.45%, 01/15/2021	1.00	quarterly	JPMorgan Chase Bank, NA	12/20/2022	1,000,000	91,520	(78,606)	(1,167)	11,747
Nordstrom, Inc., 6.95%, 03/15/2028	1.00	quarterly	JPMorgan Chase Bank, NA	12/20/2021	1,000,000	18,707	(23,978)	(1,167)	(6,438)
Staples, Inc., 2.75%, 01/12/2018	1.00	quarterly	JPMorgan Chase Bank, NA	12/20/2021	2,000,000	87,220	91,953	(2,334)	176,839
Total credit default swaps						$168,564	$(332,875)	$(36,167)	$(200,478)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

Equity swap contracts ("equity swaps")

At July 31, 2018, the Fund had outstanding equity swaps* as follows:

Counterparty	Description	Maturity Dates	Absolute Notional Value	Net Unrealized Appreciation/ (Depreciation)	Financing Costs and Other Receivables/ (Payables)	Value

JPMorgan Chase Bank, NA	The Fund receives the total return on a portfolio of long positions and pays a specified floating rate plus or minus a spread. The Fund pays the total return on a portfolio of short positions and receives a specified floating rate plus or minus a spread. The specified spreads range from -11.35% to 1.00%. The payments/receipts, based on the specified benchmark floating rates (see table below), may be denominated in various foreign currencies based on the local currencies of the positions within the swaps. Payments, if any, will be made at maturity.	9/26/2018 - 8/1/2019	$30,012,862	$474,235	$(19,357)	$454,878

* The following table represents required component disclosures associated with the equity swaps as of July 31, 2018.

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Long Positions
Australia
Sirtex Medical Ltd.	12,400	$292,499	$39,823

Belgium
Telenet Group Holding NV	450	21,669	551

Canada
Cott Corp.	43,130	689,649	27,386

Germany
Innogy SE	7,615	338,375	15,478
STADA Arzneimittel AG	700	66,793	875
			16,353
Israel
Frutarom Industries Ltd.	600	60,569	1,383

Italy
Ansaldo STS SpA	667	9,827	922
Buzzi Unicem SpA	25,670	319,383	(71,513)
Luxottica Group SpA	1,500	101,558	10,929
			(59,662)
Netherlands
Gemalto NV	7,725	450,577	3,665

Spain
Obrascon Huarte Lain SA	8,950	31,533	(18,694)

United Kingdom
Ladbrokes Coral Group plc, CVR	22,680	967	1,047	(a)(b)
NEX Group plc	10,600	140,522	2,992
Sky plc	44,275	885,354	310,605

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Spire Healthcare Group plc	7,267	$23,655	$768
			315,412
United States
Associated Banc-Corp.	24,704	667,008	59,230
Broadcom, Inc.	1,435	318,240	(38,608)
CSX Corp.	13,760	972,557	185,836
DowDuPont, Inc.	2,000	137,540	(4,004)
DXC Technology Co.	21,260	1,801,572	(39,245)
EQT Corp.	12,020	597,154	25,393
Tiffany & Co.	1,655	227,662	65,808
United Technologies Corp.	7,405	1,005,155	33,939
Wells Fargo & Co.	18,926	1,084,271	22,642
Zayo Group Holdings, Inc.	19,045	706,379	19,936
Zimmer Biomet Holdings, Inc.	5,650	709,188	48,520
			379,447

Total Long Positions of Equity Swaps			$705,664

Short Positions

Canada
Alimentation Couche-Tard, Inc.	(7,300)	(335,300)	(25,987)
National Bank of Canada	(13,600)	(666,696)	5,394
			(20,593)
Denmark
Vestas Wind Systems A/S	(5,530)	(356,746)	19,509

France
Essilor International Cie Generale d'Optique SA	(691)	(101,972)	(9,777)
Publicis Groupe SA	(4,634)	(296,190)	14,636
			4,859
Italy
Buzzi Unicem SpA	(13,472)	(296,953)	63,434
Japan
Takeda Pharmaceutical Co. Ltd.	(4,898)	(204,786)	591

Netherlands
Signify NV	(11,845)	(328,545)	40,571
Spain
Grifols SA	(7,279)	(211,516)	3,195
Siemens Gamesa Renewable Energy SA	(28,165)	(398,016)	20,311
			23,506
Sweden
Volvo AB	(28,950)	(507,525)	(22,158)

Switzerland
Roche Holding AG	(2,336)	(573,413)	(19,949)
United Kingdom
Tesco plc	(1)	(3)	(1)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
United States
Altria Group, Inc.	(6,995)	$(410,467)	$(13,201)
Arista Networks, Inc.	(1,220)	(311,991)	(2,917)
Campbell Soup Co.	(5,270)	(215,543)	(2,085)
Children's Place, Inc. (The)	(3,383)	(415,771)	14,798
Cigna Corp.	(2,295)	(411,769)	(19,447)
Cloudera, Inc.	(22,925)	(306,966)	28,194
CME Group, Inc.	(472)	(75,105)	(3,300)
DocuSign, Inc.	(2,685)	(144,722)	13,384
Dollar General Corp.	(3,543)	(347,745)	(10,029)
Estee Lauder Cos., Inc. (The)	(1,195)	(161,253)	(765)
Flowers Foods, Inc.	(26,980)	(550,392)	2,067
Fulton Financial Corp.	(27,080)	(469,838)	2,675
Gap, Inc. (The)	(12,695)	(383,008)	(8,803)
General Dynamics Corp.	(1,690)	(337,594)	(4,070)
General Electric Co.	(22,850)	(311,446)	13,619
General Mills, Inc.	(3,505)	(161,440)	20,426
Hershey Co. (The)	(4,195)	(411,991)	(14,166)
Home Depot, Inc. (The)	(2,440)	(481,949)	(23,767)
Hormel Foods Corp.	(9,190)	(330,564)	(13,908)
Hubbell, Inc.	(2,790)	(343,868)	(40,428)
Intel Corp.	(9,488)	(456,373)	46,740
International Flavors & Fragrances, Inc.	(150)	(19,914)	(987)
JM Smucker Co. (The)	(3,959)	(439,924)	31,116
Landstar System, Inc.	(1,365)	(151,720)	(5,896)
Leggett & Platt, Inc.	(5,465)	(238,110)	4,063
Lennox International, Inc.	(1,515)	(328,876)	(21,278)
LyondellBasell Industries NV	(2,140)	(237,091)	(2,258)
Mercury Systems, Inc.	(6,205)	(258,935)	(27,350)
Olin Corp.	(10,945)	(322,987)	(7,889)
Omnicom Group, Inc.	(6,235)	(429,155)	46,907
PACCAR, Inc.	(6,006)	(394,714)	(7,962)
Qorvo, Inc.	(3,865)	(316,002)	(29,618)
Ralph Lauren Corp.	(2,475)	(334,076)	(39,522)
Range Resources Corp.	(16,520)	(254,904)	(39,707)
Realogy Holdings Corp.	(11,215)	(245,272)	18,860
Robert Half International, Inc.	(3,506)	(265,615)	(70,309)
Rockwell Automation, Inc.	(1,900)	(356,364)	(24,090)
Scotts Miracle-Gro Co. (The)	(3,144)	(249,728)	51,393
Starbucks Corp.	(9,460)	(495,609)	6,195
Stitch Fix, Inc.	(5,404)	(154,879)	(38,927)
Tractor Supply Co.	(3,390)	(264,556)	(55,748)
VF Corp.	(3,270)	(301,069)	(55,846)
Walgreens Boots Alliance, Inc.	(4,730)	(319,843)	788
WR Berkley Corp.	(4,270)	(323,709)	(7,017)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
WW Grainger, Inc.	(960)	$(332,698)	$(31,133)
			(321,198)

Total Short Positions of Equity Swaps			$(231,429)
Total Long and Short Positions of Equity Swaps JPMorgan Chase Bank, NA			$474,235

Counterparty	Description	Maturity Dates	Absolute Notional Value	Net Unrealized Appreciation/ (Depreciation)	Financing Costs and Other Receivables/ (Payables)	Value

Morgan Stanley Capital Services LLC	The Fund receives the total return on a portfolio of long positions and pays a specified floating rate plus or minus a spread. The Fund pays the total return on a portfolio of short positions and receives a specified floating rate plus or minus a spread. The specified spreads range from -0.63% to 1.40%. The payments/receipts, based on the specified benchmark floating rates (see table below), may be denominated in various foreign currencies based on the local currencies of the positions within the swaps. Payments, if any, will be made at maturity.	9/17/2018 - 12/3/2019	$19,618,043	$(796,250)	$31,823	$(764,427)

* The following table represents required component disclosures associated with the equity swaps as of July 31, 2018.

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)

Long Positions

Brazil
Hypera SA	20,020	$148,018	$21,747

France
Amundi SA	1,968	135,868	37,787
BNP Paribas SA	6,769	440,646	48,160
Danone SA	15,215	1,195,777	58,889
Iliad SA	6,109	967,952	(319,006)
JCDecaux SA	3,589	117,259	(36,773)
Publicis Groupe SA	5,576	356,399	(38,001)
			(248,944)
Ireland
Ryanair Holdings plc	48,795	804,524	(27,357)

Jordan
Hikma Pharmaceuticals plc	1,440	31,016	11,899

Luxembourg
Eurofins Scientific SE	910	496,513	145,671

South Africa
Aspen Pharmacare Holdings Ltd.	10,218	197,880	284

South Korea
NAVER Corp.	312	199,698	30,831

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Switzerland
LafargeHolcim Ltd. (Registered)	11,459	$586,056	$70,373
Nestle SA (Registered)	22,149	1,805,206	172,577
			242,950
Turkey
Migros Ticaret A/S	25,481	99,844	(106,600)

United Kingdom
Admiral Group plc	3,056	79,461	2,419
Barclays plc	47,721	121,489	518
ITV plc	26,308	56,924	1,799
Pets at Home Group plc	15,218	23,190	(12,105)
Reckitt Benckiser Group plc	9,260	826,122	116,428
Smith & Nephew plc	38,480	666,944	25,579
Sports Direct International plc	65,638	356,243	32,718
			167,356

Total Long Positions of Equity Swaps			$237,837

Short Positions

Belgium
Colruyt SA	(10,791)	(645,055)	(45,765)

France
Air France-KLM	(31,071)	(283,760)	1,241
Electricite de France SA	(14,587)	(218,334)	(56,803)
Kering SA	(1,125)	(599,877)	(384,266)
Lagardere SCA	(12,685)	(370,682)	19,321
LVMH Moet Hennessy Louis Vuitton SE	(1,433)	(500,777)	(205,960)
Orange SA	(50,459)	(862,347)	30,032
Pernod Ricard SA	(5,440)	(877,536)	8,759
			(587,676)
Germany
Deutsche Lufthansa AG (Registered)	(13,478)	(378,252)	(149,533)
Deutsche Telekom AG (Registered)	(26,627)	(440,578)	72,349
			(77,184)
Italy
Eni SpA	(17,938)	(345,346)	(56,155)
Netherlands
Koninklijke Ahold Delhaize NV	(25,992)	(661,216)	(23,158)
Switzerland
Givaudan SA (Registered)	(190)	(445,761)	(79,806)
Roche Holding AG	(836)	(205,211)	21,341
			(58,465)
United Kingdom
Bunzl plc	(15,134)	(449,923)	(31,772)
GlaxoSmithKline plc	(13,508)	(280,416)	(55,336)
Marks & Spencer Group plc	(323,679)	(1,308,522)	24,012
Unilever NV	(9,490)	(546,423)	(26,147)
			(89,243)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
United States
Merck & Co., Inc.	(3,610)	$(237,791)	$(45,851)
Pfizer, Inc.	(6,191)	(247,207)	(50,590)
			(96,441)

Total Short Positions of Equity Swaps			$(1,034,087)

Total Long and Short Positions of Equity Swaps Morgan Stanley Capital Services LLC			$(796,250)

(a)	Illiquid security.
(b)	Value determined using significant unobservable input.

At July 31, 2018, the Fund had cash collateral of $5,273,977 and $4,380,000 deposited in a segregated account for JPMorgan Chase Bank, NA and Morgan Stanley Capital Services LLC, respectively, to cover collateral requirements on OTC swaps.

Benchmark Floating Rates	Value at Period End
Australian Bank-Bill Swap Reference Rate	1.88%
CDOR - Canadian Dollar Offered Rate	1.82
CIBOR - Copenhagen Interbank Rate	(0.37)
EONIA - Euro Overnight Index Average Rate	(0.36)
EURIBOR - Euro Interbank Offered Rate	(0.37)
Federal Funds Floating Rate	1.91
LIBOR (CHF) - London Interbank Offered Rate	(0.78)
LIBOR (EUR) - London Interbank Offered Rate	(0.40)
LIBOR (GBP) - London Interbank Offered Rate	0.68
LIBOR (USD) - London Interbank Offered Rate	2.08
NIBOR - Norway Interbank Offered Rate	0.78
SARON - Swiss Average Overnight Rate	(0.73)
SONIA - Sterling Overnight Index Average Rate	0.45
STIBOR - Stockholm Interbank Offered Rate	(0.47)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

Purchased option contracts ("options purchased")

At July 31, 2018, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Oil, Gas & Consumable Fuels
Boardwalk Pipeline Partners LP(a)(b)	164	$—	$13	9/21/2018	$—
Total calls					$—
Puts
Automobiles
Tesla, Inc.	5	149,070	265	9/21/2018	6,963
Exchange Traded Funds
iShares Russell 2000 ETF	226	3,748,662	155	9/28/2018	25,086
iShares Russell 2000 ETF	226	3,748,662	155	12/31/2018	67,800
					92,886
Total puts					$99,849

Total options purchased (cost $153,050)					$99,849

(a)
Security fair valued as of July 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2018 amounted to approximately $0, which represents 0.0% of net assets of the Fund.

(b)	Value determined using significant unobservable input.

Written option contracts ("options written")

At July 31, 2018, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Exchange Traded Funds
iShares Russell 2000 ETF	226	$(3,748,662)	$133	9/28/2018	$(4,407)
iShares Russell 2000 ETF	226	(3,748,662)	133	12/31/2018	(18,419)
Total puts					$(22,826)
Total options written (premium received $36,838)					$(22,826)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks
Airlines	$—	$—	$21	$21
Capital Markets	2,260	—	4	2,264
Equity Real Estate Investment Trusts (REITs)	2,907	—	139	3,046
Media	6,564	—	—(b)	6,564
Oil, Gas & Consumable Fuels	9,408	—	—(b)	9,408
Other Common Stocks(a)	84,828	—	—	84,828
Total Common Stocks	105,967	—	164	106,131
Asset-Backed Securities	—	21,421	—	21,421
Commercial Mortgage-Backed Securities	—	13,823	—	13,823
Loan Assignments
Auto Components	—	—	38	38
Chemicals	—	282	118	400
Commercial Services & Supplies	—	283	346	629
Food Products	—	—	324	324
Health Care Equipment & Supplies	—	37	206	243
Health Care Providers & Services	—	3,153	21	3,174
Household Durables	—	—	115	115
Insurance	—	2,045	250	2,295
Leisure Products	—	—	236	236
Media	—	53	502	555
Other Loan Assignments(a)	—	5,531	—	5,531
Total Loan Assignments	—	11,384	2,156	13,540
Corporate Bonds
Chemicals	—	1,364	—(b)	1,364
Oil, Gas & Consumable Fuels	—	1,280	—(b)	1,280
Other Corporate Bonds(a)	—	6,664	—	6,664
Total Corporate Bonds	—	9,308	—(b)	9,308
Collateralized Mortgage Obligations	—	7,917	—	7,917
Master Limited Partnerships(a)	6,513	—	—	6,513
Convertible Bonds(a)	—	2,204	—	2,204
Closed End Funds(a)	—	1,080	—	1,080
U.S. Treasury Obligations	—	182	—	182
Rights
Biotechnology	—	—	87	87
Media	—	—	—(b)	—(b)
Pharmaceuticals	—	—	—(b)	—(b)
Other Rights(a)	1	—	—	1
Total Rights	1	—	87	88
Preferred Stocks(a)	46	—	—	46
Warrants(a)	37	—	—	37
Short-Term Investments	—	86,695	—	86,695
Options Purchased	100	—	—(b)	100
Total Long Positions	$112,664	$154,014	$2,407	$269,085

(a) The Consolidated Schedule of Investments provides information on the industry categorization for the portfolio.

(b) Amount less than one thousand.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

* The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2018
Investments in Securities:
Common Stock
Airlines(b)	$19	$—	$2	$—	$—	$—	$—	$21	$2
Capital Markets(a)	—(c)	—	(84)	53	(4)	39	—	4	(76)
Equity Real Estate Investment Trusts (REITs)(b)	—	—	13	126	—	—	—	139	13
Media(a)	1	—	(1)	—	—	—	—(c)	—(c)	(1)
Oil, Gas & Consumable Fuels(a)	—(c)	—	—(c)	—	—	—	—	—(c)	—(c)
Loan Assignments
Auto Components(b)	—	—	—(c)	38	—	—	—	38	—(c)
Chemicals(b)	—	—(c)	(2)	128	(8)	—	—	118	(2)
Commercial Services & Supplies(b)	464	—(c)	5	—	(466)	343	—	346	3
Food Products(b)	490	—(c)	(35)	—	(131)	—	—	324	(38)
Health Care Equipment & Supplies(b)	—	—	—	206	—	—	—	206	—
Health Care Providers & Services(b)	—	—(c)	—(c)	21	—	—	—	21	—(c)
Household Durables(b)	60	—(c)	1	—	(60)	114	—	115	1
Insurance(b)	—	—(c)	—(c)	250	—	—	—	250	—(c)
Leisure Products(b)	235	—(c)	1	—	—	—	—	236	1
Media(b)	274	—	(15)	518	(275)	—	—	502	2
Semiconductors & Semiconductor Equipment	3,504	(3)	(203)	295	(3,593)	—	—	—	—
Corporate Bonds
Banks	5,560	40	720	—	(6,320)	—	—	—	—
Capital Markets	8,030	42	824	—	(8,896)	—	—	—	—
Chemicals(a)	—(c)	—	—	—	—	—	—	—(c)	—
Oil, Gas & Consumable Fuels(a)	—(c)	—	—	—	—	—	—	—(c)	—
Collateralized Mortgage Obligations	1,027	—	(7)	—	(1,020)	—	—	—	—
Rights
Biotechnology(a)	87	—	—	—	—	—	—	87	—
Food & Staples Retailing	60	—	40	—	(100)	—	—	—	—
Media(a)	—(c)	—	—	—	—	—	—	—(c)	—
Pharmaceuticals(a)	—(c)	—	—	—	—	—	—	—(c)	—
Warrants
Biotechnology	—(c)	—	—	—	—(c)	—	—	—	—
Options Purchased(a)
Oil, Gas & Consumable Fuels	—	—	(13)	15	(2)	—	—	—(c)	(13)
Total	$19,811	$79	$1,246	$1,650	$(20,875)	$496	$—(c)	$2,407	$(108)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

(a)
As of the period ended July 31, 2018, these securities were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(b)
As of the period ended July 31, 2018, these securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(c)	Amount less than one thousand.

As of the period ended July 31, 2018, certain securities were transferred from one level (as of October 31, 2017) to another. Based on beginning of period market values as of November 1, 2017, $93 was transferred from Level 3 to Level 1. In addition, $38,625 was transferred from Level 1 to Level 3. In addition, $457,024 was transferred from Level 2 to Level 3. The common stocks and loan assignments that transferred in or out of Level 3 were primarily due to the pricing methodology in accordance with procedures approved by the Board of Trustees (Level 3) or a single quotation obtained from a dealer (Level 3). In addition, $5,752,299 was transferred from Level 2 to Level 1. Interactive Data Pricing and Reference Data LLC provided adjusted prices for these securities as of October 31, 2017, as stated in the description of the valuation methods of equity securities in the Notes to Consolidated Schedule of Investments.

The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:

Liability Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks Sold Short
IT Services	$(792)	$—	$(232)	$(1,024)
Other Common Stocks Sold Short(a)	(18,680)	—	—	(18,680)
Total Common Stocks Sold Short	(19,472)	—	(232)	(19,704)
Exchange Traded Funds Sold Short	(2,393)	—	—	(2,393)
Corporate Bonds Sold Short(a)	—	(2,021)	—	(2,021)
Preferred Stocks Sold Short(a)	—	—	(196)	(196)
Total Short Positions	$(21,865)	$(2,021)	$(428)	$(24,314)

(a) The Consolidated Schedule of Investments provides information on the industry categorization for the portfolio.

* The following is a reconciliation between the beginning and ending balances of short investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2018
Investments in Securities:
Common Stocks Sold Short (a)
IT Services	$(61)	$—	$(194)	$—	$23	$—	$—	$(232)	$(194)
Preferred Stocks Sold Short (a)
IT Services	(121)	—	(52)	(23)	—	—	—	(196)	(52)
Total	$(182)	$—	$(246)	$(23)	$23	$—	$—	$(428)	$(246)

(a)
As of the period ended July 31, 2018, these securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2018:

Other Financial Instruments:
(000's omitted)	Level 1	Level 2	Level 3*	Total
Futures(a)
Assets	$593	$—	$—	$593
Liabilities	(265)	—	—	(265)
Forward contracts(a)
Assets	—	1,166	—	1,166
Liabilities	—	(1,106)	—	(1,106)
Swaps(a)
Assets	—	2,612	1	2,613
Liabilities	—	(3,123)	—	(3,123)
Options written
Liabilities	(23)	—	—	(23)
Total	$305	$(451)	$1	$(145)

(a)
Forward contracts and futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument. Equity swaps are reported at the cumulative unrealized appreciation/(depreciation) including financing costs and other receivables/payables. Credit default swaps are reported in the table at value.

(b)	Amount less than one thousand.

*	The following is reconciliation between the beginning and ending balances of derivative investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2018
Other Financial Instruments:
Equity swaps
United Kingdom(a)	$—	$—	$1	$—(b)	$—	$—	$—	$1	$1
United States	230	—	172	—	(402)	—	—	—	—
Total	$230	$—	$173	$—(b)	$(402)	$—	$—	$1	$1

(a)
As of the period ended July 31, 2018, these investments are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(b)	Amount less than one thousand.

See Notes to Consolidated Schedule of Investments

July 31, 2018
Notes to Consolidated Schedule of Investments Absolute Return Multi-Manager Fund (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities, preferred stocks, exchange traded funds, exchange traded options purchased and options written, master limited partnerships, closed-end funds, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. As of July 31, 2018, the value of unfunded loan commitments was approximately $35,000 pursuant to the following loan agreements.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Consolidated Schedule of Investments Absolute Return Multi-Manager Fund (Unaudited)
(cont'd)

(000's omitted) Borrower	Principal Amount	Value
Convergint Technologies LLC, Delayed Draw Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 1.44%, 2/3/2025(a)	$16	$16
Mavis Tire Express, Delayed Draw 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 0.29%, 3/15/2025(a)	19	19
Total		$35

(a) Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2018 and changes periodically.

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of equity swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated London Interbank Offered Rate (“LIBOR”) or Federal Funds floating rate (generally Level 2 or Level 3 inputs).

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange (“NYSE”) is open for business. The Board has approved the use of Interactive Data Pricing and Reference Data, LLC (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign debt securities as of the time as of which the Fund’s share price is calculated. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which the Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

At July 31, 2018, the Fund had securities pledged in the amount of $10,724,237 to JPMorgan Chase Bank, NA to cover collateral requirements for borrowing in connection with securities sold short and options written.

The Fund invests in commodity-related instruments through the Neuberger Berman ARMM Fund I Ltd. (the “Subsidiary”), which is organized under the laws of the Cayman Islands. The Fund is and expects to be the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors. As of July 31, 2018, the Subsidiary held investments valued at $23,526,955 which represents 8.57% of the Fund’s net assets.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Schedule of Investments Global Allocation Fund
(Unaudited) July 31, 2018

Number of Shares		Value† (000's omitted)

Common Stocks 25.4%

Australia 0.5%
2,141	Alumina Ltd.	$5
421	Australia & New Zealand Banking Group Ltd.	9
292	CIMIC Group Ltd.	10
108	Macquarie Group Ltd.	10
726	Rio Tinto PLC	40
1,017	Wesfarmers Ltd.	37
		111
Austria 0.1%
1,641	Telekom Austria AG	15	*
204	voestalpine AG	10
		25
Belgium 0.1%
51	Colruyt SA	3
229	KBC Group NV	18
		21
Bermuda 0.1%
847	Marvell Technology Group Ltd.	18

Canada 0.5%
12	Bank of Nova Scotia	1
190	CGI Group, Inc. Class A	12	*
6	Constellation Software, Inc.	4
395	Dream Global Real Estate Investment Trust	4
44	George Weston Ltd.	4
275	National Bank of Canada	14
543	Sun Life Financial, Inc.	22
791	Toronto-Dominion Bank	47
		108
China 0.6%
325	Alibaba Group Holding Ltd. ADR	61	*(a)
1,500	BOC Hong Kong Holdings Ltd.	7
1,695	JD.com, Inc. ADR	61	*
		129
Denmark 0.1%
166	Carlsberg A/S Class B	20

Finland 0.2%
383	Fortum OYJ	10
161	Sampo OYJ, A Shares	8
475	UPM-Kymmene OYJ	17
		35
France 0.4%
68	Capgemini SE	9
213	CNP Assurances	5
67	Eiffage SA	8
1,640	Engie SA	26
36	Ingenico Group SA	3
163	Renault SA	14
214	TOTAL SA	14
		79

Number of Shares		Value† (000's omitted)

Germany 0.3%
16	Bayer AG	$2
30	Bayerische Motoren Werke AG	3
197	Bayerische Motoren Werke AG, Preference Shares	16
88	Daimler AG	6
667	Deutsche Lufthansa AG	19
37	SAP SE	4
396	TUI AG	9
418	Wuestenrot & Wuerttembergische AG	9
		68
Hong Kong 0.2%
2,000	CK Asset Holdings Ltd.	15
1,000	Great Eagle Holdings Ltd.	5
610	Hongkong Land Holdings Ltd.	5
1,000	Hopewell Holdings Ltd.	4
36	Jardine Matheson Holdings Ltd.	2
1,000	NWS Holdings Ltd.	2
500	Swire Pacific Ltd. Class A	5
1,000	Swire Properties Ltd.	4
		42
Israel 0.0%(b)
1,340	Bank Leumi Le-Israel BM	8

Italy 0.3%
373	ASTM SpA	10
1,312	Eni SpA	25
6,584	Intesa Sanpaolo SpA	20
879	Intesa Sanpaolo SpA	3
890	Snam SpA	4
		62
Japan 1.6%
100	Aozora Bank Ltd.	4
600	Astellas Pharma, Inc.	10
200	Brother Industries Ltd.	4
1,000	Canon, Inc.	32
500	Daiichi Sankyo Co. Ltd.	21
800	EDION Corp.	8
200	FUJIFILM Holdings Corp.	8
100	Hamamatsu Photonics KK	4
200	Haseko Corp.	3
100	Hitachi High-Technologies Corp.	4
4,000	Hitachi Ltd.	28
1,300	ITOCHU Corp.	23
100	Japan Tobacco, Inc.	3
1,000	Kajima Corp.	8
100	Kirin Holdings Co. Ltd.	3
1,900	Marubeni Corp.	14
500	Mitsubishi Corp.	14
1,400	Mitsui & Co. Ltd.	23
800	NEC Corp.	22
100	Nippon Telegraph & Telephone Corp.	5
100	Nomura Research Institute Ltd.	5
400	NTT DOCOMO, Inc.	10
1,200	Sojitz Corp.	4
1,400	Sumitomo Corp.	23
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)
200	Taisei Corp.	$11
100	Trend Micro, Inc.	6
100	TS Tech Co. Ltd.	4
1,600	Yamada Denki Co. Ltd.	8
300	Yamaha Motor Co. Ltd.	8
		320
Netherlands 0.4%
95	Heineken Holding NV	9
1,107	Koninklijke Ahold Delhaize NV	28
163	Koninklijke DSM NV	17
411	Royal Dutch Shell PLC, A Shares	14
119	Royal Dutch Shell PLC, B Shares	4
256	Wolters Kluwer NV	16
		88
Norway 0.1%
388	DNB ASA	8
740	Orkla ASA	6
683	Telenor ASA	13
		27
Singapore 0.1%
2,200	Ascendas Real Estate Investment Trust	4
500	DBS Group Holdings Ltd.	10
		14
Spain 0.2%
49	Aena SME SA	9	(c)
204	Enagas SA	6
1,199	Repsol SA	24
		39
Sweden 0.1%
28	ICA Gruppen AB	1
863	Skandinaviska Enskilda Banken AB, Class A	9
17	Swedbank AB, A Shares	0	(d)
158	Swedish Match AB	9
		19
Switzerland 0.4%
55	ABB Ltd.	1
43	Baloise Holding AG	7
1	Chocoladefabriken Lindt & Spruengli AG	7
4	Georg Fischer AG	5
435	Novartis AG	37
50	Swatch Group AG	4
51	Swiss Prime Site AG	5	*
73	Zurich Insurance Group AG	22
		88
United Kingdom 1.0%
459	Anglo American PLC	10
3,126	Aviva PLC	21
116	Berkeley Group Holdings PLC	6
565	BP PLC	4
1,322	Evraz PLC	10
1,097	GlaxoSmithKline PLC	23
954	J Sainsbury PLC	4
1,966	John Menzies PLC	17
5,040	Legal & General Group PLC	17
12,708	Lloyds Banking Group PLC	10
417	RELX NV	9
360	Rio Tinto Ltd.	22
Number of Shares		Value† (000's omitted)
811	Royal Mail PLC	$5
10,441	Vodafone Group PLC	25
7,632	WM Morrison Supermarkets PLC	26
		209
United States 18.1%
175	AbbVie, Inc.	16
266	Adobe Systems, Inc.	65	*
69	Aetna, Inc.	13	(a)
744	Aflac, Inc.	35
218	Agilent Technologies, Inc.	14
1,109	AGNC Investment Corp.	22
380	Allergan PLC	70
77	Alphabet, Inc. Class A	95	*
22	Alphabet, Inc. Class C	27	*(a)
84	Amazon.com, Inc.	149	*(a)
91	Ameren Corp.	6
184	Amgen, Inc.	36	(a)
27	Amphenol Corp. Class A	3
2,009	Annaly Capital Management, Inc.	22
296	Anthem, Inc.	75
821	Apple, Inc.	156	(a)
99	Applied Materials, Inc.	5
587	Archer-Daniels-Midland Co.	28
269	ARMOUR Residential REIT, Inc.	6
428	AT&T, Inc.	14
229	Avnet, Inc.	10
271	AVX Corp.	6
2,536	Bank of America Corp.	78	(a)
346	Baxter International, Inc.	25
51	Boeing Co.	18
34	Booking Holdings, Inc.	69	*
65	Camden Property Trust	6
233	Carnival Corp.	14
16	Carnival PLC	1
138	CDW Corp.	12
374	CenterPoint Energy, Inc.	11
980	Cheniere Energy, Inc.	62	*(a)
319	Chevron Corp.	40	(a)
57	Chimera Investment Corp.	1
524	Cisco Systems, Inc.	22	(a)
220	Coca-Cola Co.	10
159	Comerica, Inc.	15
287	Constellation Brands, Inc. Class A	60
533	Corning, Inc.	18	(a)
33	Cummins, Inc.	5
142	Danaher Corp.	15	(a)
113	Darden Restaurants, Inc.	12
934	DowDuPont, Inc.	64
53	DTE Energy Co.	6
3	Duke Energy Corp.	0	(d)
400	Eaton Corp. PLC	33	(a)
262	Emerson Electric Co.	19
119	Exelon Corp.	5
68	Extra Space Storage, Inc.	6
558	Exxon Mobil Corp.	46
510	Facebook, Inc. Class A	88	*(a)
13	Fidelity National Information Services, Inc.	1
1,143	Ford Motor Co.	12
146	Gaming and Leisure Properties, Inc.	5
90	Garmin Ltd.	6
25	General Dynamics Corp.	5	(a)
274	General Motors Co.	10
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)
152	Gilead Sciences, Inc.	$12
8	Graham Holdings Co. Class B	4
181	Harris Corp.	30	(a)
23	Hartford Financial Services Group, Inc.	1
618	HCA Healthcare, Inc.	77
198	Home Depot, Inc.	39
66	Honeywell International, Inc.	11
289	Host Hotels & Resorts, Inc.	6
226	HP, Inc.	5
21	Humana, Inc.	7
45	Huntsman Corp.	2
64	Ingersoll-Rand PLC	6
33	Ingredion, Inc.	3
1,005	Intel Corp.	48	(a)
95	International Paper Co.	5
360	Invesco Mortgage Capital, Inc.	6
577	Jabil, Inc.	16
207	Johnson & Johnson	27	(a)
653	JPMorgan Chase & Co.	75	(a)
86	Kansas City Southern	10
78	Kellogg Co.	6
149	Kohl's Corp.	11
11	L3 Technologies, Inc.	2
104	Laboratory Corp. of America Holdings	18	*
15	Lam Research Corp.	3
278	Las Vegas Sands Corp.	20
24	Lear Corp.	4
85	Leidos Holdings, Inc.	6
85	Liberty Media Corp-Liberty SiriusXM Class C	4	*(a)
277	Loews Corp.	14
90	lululemon Athletica, Inc.	11	*
300	LyondellBasell Industries NV Class A	33
318	MasterCard, Inc. Class A	63
301	McDonald's Corp.	47
329	MDU Resources Group, Inc.	10	(a)
125	Medtronic PLC	11	(a)
426	Merck & Co., Inc.	28
1,481	MFA Financial, Inc.	12
310	Micron Technology, Inc.	16	*
1,268	Microsoft Corp.	135	(a)
300	Mohawk Industries, Inc.	57	*(a)
997	MTGE Investment Corp.	20
188	Netflix, Inc.	63	*
158	New Residential Investment Corp.	3
145	Newmont Mining Corp.	5
127	NIKE, Inc. Class B	10
39	Norfolk Southern Corp.	7
82	Occidental Petroleum Corp.	7
28	OGE Energy Corp.	1
34	ONEOK, Inc.	2
12	Parker-Hannifin Corp.	2
66	PepsiCo, Inc.	8
887	Pfizer, Inc.	35
78	Philip Morris International, Inc.	7
274	Phillips 66	34
299	PNC Financial Services Group, Inc.	43	(a)
125	Procter & Gamble Co.	10
132	Prudential Financial, Inc.	13
93	Quest Diagnostics, Inc.	10
45	Raytheon Co.	9
Number of Shares		Value† (000's omitted)
164	Reinsurance Group of America, Inc.	$23
29	Reliance Steel & Aluminum Co.	3
190	Republic Services, Inc.	14
370	Shire PLC ADR	63
1,319	Sirius XM Holdings, Inc.	9
180	State Street Corp.	16
256	STERIS PLC	29
46	Sysco Corp.	3
1,099	T-Mobile US, Inc.	66	*
255	Tapestry, Inc.	12
297	Target Corp.	24
369	Teradyne, Inc.	16	(a)
249	Texas Instruments, Inc.	28	(a)
54	U.S. Bancorp	3
42	Union Pacific Corp.	6
433	UnitedHealth Group, Inc.	110
536	Universal Health Services, Inc. Class B	65
310	Valero Energy Corp.	37
101	Ventas, Inc.	6
517	Verizon Communications, Inc.	27
143	VF Corp.	13
592	Visa, Inc. Class A	81	(a)
196	Vishay Intertechnology, Inc.	5
119	Walgreens Boots Alliance, Inc.	8
452	Walmart, Inc.	40	(a)
79	Waste Management, Inc.	7
242	WEC Energy Group, Inc.	16
1,390	Wells Fargo & Co.	80
93	Welltower, Inc.	6
680	Weyerhaeuser Co.	23
78	WP Carey, Inc.	5
60	Xcel Energy, Inc.	3
723	Xerox Corp.	19
		3,729
Total Common Stocks (Cost $4,748)		5,259

Principal Amount (000's omitted)

U.S. Treasury Obligations 6.8%
$100	U.S. Treasury Bill, 1.89%, due 8/23/18	100	(a)(e)
5	U.S. Treasury Bond, 3.88%, due 8/15/40	6
	U.S. Treasury Inflation-Indexed Bonds(f)
276	2.00%, due 1/15/26	299
86	3.63%, due 4/15/28	107
116	3.88%, due 4/15/29	151
7	3.38%, due 4/15/32	9
48	1.00%, due 2/15/46	49
	U.S. Treasury Notes
190	1.38%, due 11/30/18	190
260	1.00%, due 6/30/19	257
255	2.25%, due 11/15/27	240

Total U.S. Treasury Obligations (Cost $1,419)		1,408

U.S. Government Agency Securities 0.5%
80	Federal Home Loan Bank, 5.50%, due 7/15/36 (Cost $106)	103

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

Principal Amount (000's omitted)		Value† (000's omitted)

Mortgage-Backed Securities 8.7%

Collateralized Mortgage Obligations 1.8%
	Fannie Mae Connecticut Avenue Securities
$130	Ser. 2017-C02, Class 2M2, (1 month USD LIBOR + 3.65%), 5.71%, due 9/25/29	$142	(g)
25	Ser. 2017-C03, Class 1M2, (1 month USD LIBOR + 3.00%), 5.06%, due 10/25/29	27	(g)
70	Ser. 2017-C04, Class 2M2, (1 month USD LIBOR + 2.85%), 4.91%, due 11/25/29	73	(g)
95	4.26%, due 1/25/30–8/25/30	97	(g)
15	Ser. 2017-C06, Class 1M2, (1 month USD LIBOR + 2.65%), 4.71%, due 2/25/30	16	(g)
20	Ser. 2017-C06, Class 2M2, (1 month USD LIBOR + 2.80%), 4.86%, due 2/25/30	21	(g)
		376
Fannie Mae 3.9%
	Pass-Through Certificates
120	3.50%, TBA, 30 Year Maturity	119	(h)
25	4.00%, TBA, 15 Year Maturity	25	(h)
390	4.00%, TBA, 30 Year Maturity	396	(h)
205	4.50%, TBA, 30 Year Maturity	213	(h)
50	5.00%, TBA, 30 Year Maturity	53	(h)
		806
Freddie Mac 2.7%
	Pass-Through Certificates
120	3.50%, TBA, 30 Year Maturity	119	(h)
315	4.00%, TBA, 30 Year Maturity	320	(h)
115	4.50%, TBA, 30 Year Maturity	119	(h)
		558
Ginnie Mae 0.3%
60	4.50%, TBA, 30 Year Maturity	63	(h)

Total Mortgage-Backed Securities (Cost $1,786)		1,803

Corporate Bonds 6.3%

Australia 0.1%
35	Westpac Banking Corp., (5 year USD ICE Swap + 2.89%), 5.00%, due 9/21/27	31	(g)(i)

Belgium 0.2%
10	Anheuser-Busch InBev Finance, Inc., 4.70%, due 2/1/36	10
30	Anheuser-Busch InBev Worldwide, Inc., 4.75%, due 4/15/58	30
		40
Brazil 0.1%
15	Vale Overseas Ltd., 6.25%, due 8/10/26	16
France 0.1%
25	BNP Paribas SA, 2.38%, due 5/21/20	25
Mexico 0.2%
25	Grupo Bimbo SAB de CV, 4.70%, due 11/10/47	24	(c)
Principal Amount (000's omitted)		Value† (000's omitted)
$20	Petroleos Mexicanos, 6.50%, due 3/13/27	$20
		44
Spain 0.1%
20	Banco Santander SA, 3.80%, due 2/23/28	19

United Kingdom 0.7%
45	Barclays PLC, 4.38%, due 1/12/26	44
40	BAT Capital Corp., 4.54%, due 8/15/47	38	(c)
30	HSBC Holdings PLC, (5 year USD ICE Swap + 3.75%), 6.00%, due 5/22/27	29	(g)(i)
25	Vodafone Group PLC, 3.75%, due 1/16/24	25
		136
United States 4.8%
20	AbbVie, Inc., 4.70%, due 5/14/45	20
20	Apple, Inc., 4.65%, due 2/23/46	22
	AT&T, Inc.
20	4.75%, due 5/15/46	18
30	5.45%, due 3/1/47	30
20	AXA Equitable Holdings, Inc., 5.00%, due 4/20/48	19	(c)
	Bank of America Corp.
25	Ser. L, 3.95%, due 4/21/25	24
20	(3 month USD LIBOR + 1.07%), 3.97%, due 3/5/29	20	(g)
	Broadcom Corp./Broadcom Cayman Finance Ltd.
80	3.88%, due 1/15/27	75
5	3.50%, due 1/15/28	4
	Charter Communications Operating LLC/Charter Communications Operating Capital
45	4.91%, due 7/23/25	46
15	6.48%, due 10/23/45	16
5	5.38%, due 5/1/47	5
20	5.75%, due 4/1/48	20
	Citigroup, Inc.
10	(3 month USD LIBOR + 1.56%), 3.89%, due 1/10/28	10	(g)
10	(3 month USD LIBOR + 1.15%), 3.52%, due 10/27/28	9	(g)
20	Comcast Corp., 4.00%, due 8/15/47	18
	CVS Health Corp.
35	4.30%, due 3/25/28	35
45	5.05%, due 3/25/48	47
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
40	5.45%, due 6/15/23	42	(c)
15	6.02%, due 6/15/26	16	(c)
5	Discovery Communications LLC, 5.20%, due 9/20/47	5
	Energy Transfer Partners L.P.
10	5.80%, due 6/15/38	10
30	Ser. B, (3 month USD LIBOR + 4.16%), 6.63%, due 2/15/28	28	(g)(i)
10	Ford Motor Credit Co. LLC, 3.20%, due 1/15/21	10
80	General Electric Co., Ser. D, (3 month USD LIBOR + 3.33%), 5.00%, due 1/21/21	79	(g)(i)
	Goldman Sachs Group, Inc.
10	2.60%, due 4/23/20	10

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

Principal Amount (000's omitted)		Value (000's omitted)
$20	(3 month USD LIBOR + 1.51%), 3.69%, due 6/5/28	$19	(g)
35	(3 month USD LIBOR + 1.16%), 3.81%, due 4/23/29	33	(g)
20	(3 month USD LIBOR + 1.37%), 4.02%, due 10/31/38	19	(g)
15	5.15%, due 5/22/45	16
	HP Enterprise Co.
20	3.60%, due 10/15/20	20
25	4.90%, due 10/15/25	25
	JPMorgan Chase & Co.
30	(3 month USD LIBOR + 1.12%), 4.01%, due 4/23/29	29	(g)
15	(3 month USD LIBOR + 1.36%), 3.88%, due 7/24/38	14	(g)
15	(3 month USD LIBOR + 1.22%), 3.90%, due 1/23/49	14	(g)
	Kinder Morgan, Inc.
25	5.00%, due 2/15/21	26	(c)
25	5.55%, due 6/1/45	26
30	MPLX L.P., 4.70%, due 4/15/48	29
20	Noble Energy, Inc., 5.25%, due 11/15/43	21
25	Shire Acquisitions Investments Ireland DAC, 2.40%, due 9/23/21	24
10	Synchrony Financial, 2.70%, due 2/3/20	10
20	Verizon Communications, Inc., 4.67%, due 3/15/55	19
		982
Total Corporate Bonds (Cost $1,334)		1,293

Asset-Backed Securities 1.1%
4	Ally Auto Receivables Trust, Ser. 2017-3, Class A2, 1.53%, due 3/16/20	4
100	Bear Stearns Asset Backed Securities Trust, Ser. 2006-SD2, Class M2, (1 month USD LIBOR + 0.80%), 2.86%, due 6/25/36	100	(g)
10	Capital One Multi-Asset Execution Trust, Ser. 2016-A1, Class A1, (1 month LIBOR + 0.45%), 2.52%, due 2/15/22	10	(g)
100	Citibank Credit Card Issuance Trust, Ser. 2017-A3, Class A3, 1.92%, due 4/7/22	98
14	Toyota Auto Receivables Owner Trust, Ser. 2017-B, Class A2A, 1.46%, due 1/15/20	14

Total Asset-Backed Securities (Cost $220)		226

NUMBER OF SHARES

Exchange-Traded Funds 2.3%
2,850	iShares TIPS Bond ETF	319
5,506	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	151
Total Exchange-Traded Funds (Cost $472)		470
Number of Shares		Value (000's omitted)

Investment Companies 52.2%(j)
126,864	Neuberger Berman Emerging Markets Debt Fund Institutional Class	$1,078
58,374	Neuberger Berman Emerging Markets Equity Fund Class R6	1,173
29,680	Neuberger Berman Floating Rate Income Fund Institutional Class	293
16,323	Neuberger Berman Genesis Fund Class R6	1,007
115,575	Neuberger Berman High Income Bond Fund Class R6	983
227,800	Neuberger Berman International Select Fund Class R6	2,980	(k)
43,375	Neuberger Berman Long Short Credit Fund Class R6	403
211,186	Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	1,345
15,775	Neuberger Berman Short Duration High Income Fund Institutional Class	150
124,083	Neuberger Berman U.S. Equity Index PutWrite Strategy Fund Class R6	1,366

Total Investment Companies (Cost $10,081)		10,778

Total Purchased Options(l) 0.0%(b)
(Cost $1)		0	(d)

Short-Term Investments 2.7%

Investment Companies 2.7%
556,363	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.83%(m) (Cost $556)	556	(k)

Total Investments 106.0% (Cost $20,723)		21,896
Liabilities Less Other Assets (6.0)%		(1,230)	(n)

Net Assets 100.0%		$20,666

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for futures and/or options written.
(b)	Represents less than 0.05% of net assets.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act  of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2018, these securities amounted to approximately $174,000 or 0.8% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(d)	Amount less than one thousand.
(e)	Rate shown was the discount rate at the date of purchase.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

(f)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(g)
Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2018 and changes periodically.

Benchmarks for Variable / Floating Rates:

LIBOR = London Interbank Offered Rate
ICE = Intercontinental Exchange

(h)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2018 amounted to approximately $1,427,000, which represents 6.9% of net assets of the Fund.

(i)	Perpetual Bond Security. The rate reflected was the rate in effect on July 31, 2018. The maturity date reflects the next call date.
(j)	Affiliated company as defined under the Investment Company Act of 1940, as amended (see Note § below).
(k)
All or a portion of this security is segregated in connection with obligations for to be announced securities, options written, futures, forward foreign currency contracts and/or swaps with a total value of approximately $3,536,000.

(l)	See "Purchased option contracts" under Derivative Instruments.
(m)	Represents 7-day effective yield as of July 31, 2018.
(n)	Includes the impact of the Fund's open positions in derivatives at July 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000’s omitted)	Percentage of Net Assets
Investment Companies*	$10,778	52.2%
Mortgage-Backed Securities	1,803	8.7%
U.S. Treasury Obligations	1,408	6.8%
Banks	827	4.0%
Exchange-Traded Funds	470	2.3%
Pharmaceuticals	379	1.8%
Health Care Providers & Services	375	1.8%
Internet & Direct Marketing Retail	342	1.7%
Oil, Gas & Consumable Fuels	323	1.6%
Internet Software & Services	271	1.3%
Technology Hardware, Storage & Peripherals	246	1.2%
Asset-Backed Securities	226	1.1%
Insurance	216	1.1%
Software	214	1.0%
Semiconductors & Semiconductor Equipment	213	1.0%
IT Services	177	0.9%
Food & Staples Retailing	154	0.8%
Beverages	150	0.7%
Biotechnology	127	0.6%
Computers	125	0.6%
Media	123	0.6%
Pipelines	119	0.6%
Chemicals	116	0.6%
Electronic Equipment, Instruments & Components	109	0.5%
Metals & Mining	105	0.5%
Hotels, Restaurants & Leisure	103	0.5%
U.S. Government Agency Securities	103	0.5%
Trading Companies & Distributors	101	0.5%
Wireless Telecommunication Services	101	0.5%
Mortgage Real Estate Investment	92	0.4%
Telecommunications	92	0.4%
Health Care Equipment & Supplies	80	0.4%
Miscellaneous Manufacturers	79	0.4%
Multi-Utilities	75	0.4%
Diversified Telecommunication Services	74	0.4%
Food Products	74	0.4%
Household Durables	72	0.3%
Equity Real Estate Investment Trusts	71	0.3%
Automobiles	69	0.3%
Aerospace & Defense	64	0.3%
Specialty Retail	55	0.3%
Electrical Equipment	53	0.3%
Textiles, Apparel & Luxury Goods	50	0.2%
Oil & Gas	41	0.2%
Real Estate Management & Development	39	0.2%
Agriculture	38	0.2%
Construction & Engineering	37	0.2%
Multiline Retail	35	0.2%
Capital Markets	26	0.1%
Professional Services	25	0.1%
Road & Rail	23	0.1%
Communications Equipment	22	0.1%
Commercial Services & Supplies	21	0.1%
Airlines	19	0.1%
Electric Utilities	19	0.1%
Industrial Conglomerates	19	0.1%
Tobacco	19	0.1%
Transportation Infrastructure	19	0.1%
Machinery	18	0.1%
Distributors	17	0.1%
Paper & Forest Products	17	0.1%
Iron - Steel	16	0.1%
Life Sciences Tools & Services	14	0.1%
Auto Manufacturers	10	0.0%
Diversified Financial Services	10	0.0%

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

Household Products	10	0.0%
Auto Components	8	0.0%
Air Freight & Logistics	5	0.0%
Containers & Packaging	5	0.0%
Diversified Consumer Services	4	0.0%
Short-Term Investments and Other Liabilities-Net	(674)	(3.3)%
	$20,666	100.0%

*
Each position is an Investment Company under the 1940 Act, as amended, and is not treated as an industry for purposes of the Fund’s policy on industry concentration. This represents the aggregate of all investment companies.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2018, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
8/2018	2	IBEX 35 Index	$230,984	$5,300
9/2018	4	Euro-Bund	755,774	(4,691)
9/2018	3	Topix Index	468,989	939
9/2018	2	Canadian Bond, 10 Year	207,203	(3,060)
9/2018	6	U.S. Treasury Note, 10 Year	716,531	(5,169)
9/2018	6	FTSE 100 Index	606,634	4,200
9/2018	10	MSCI Emerging Markets Index	548,150	(16,717)
9/2018	3	U.S. Treasury Note, 2 Year	634,125	(499)
9/2018	3	U.S. Treasury Note, 5 Year	339,375	(1,145)
Total Long Positions			$4,507,765	$(20,842)
Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2018	1	Euro-BTP	$(148,858)	$(257)
9/2018	4	Euro-Bund	(755,774)	(3,471)
9/2018	1	Euro-OAT	(179,764)	(1,228)
9/2018	1	U.S. Treasury Note, Ultra 10 Year	(127,109)	195
9/2018	7	U.S. Treasury Long Bond	(1,000,781)	3,579
9/2018	10	U.S. Treasury Note, 10 Year	(1,194,219)	6,003
9/2018	1	U.S. Treasury Ultra Long Bond	(156,906)	(2,352)
9/2018	3	Dax Mini Future	(224,770)	1,196
9/2018	1	Euro STOXX 50 Index	(41,220)	(1,649)
9/2018	1	MSCI Emerging Markets Index	(54,815)	(1,660)
9/2018	3	MSCI World Index	(184,860)	(510)
9/2018	1	U.K. Long Gilt Bond	(161,024)	709
Total Short Positions			$(4,230,100)	$555
Total Futures				$(20,287)

At July 31, 2018 the Fund had $239,089 deposited in a segregated account to cover margin requirements on open futures. The Fund had securities pledged in the amount of $99,886 to cover collateral requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At July 31, 2018, open forward contracts for the Fund were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

439,041	AUD	326,045	USD	Citibank, N.A.	10/16/2018	$242
55,824	AUD	41,330	USD	Citibank, N.A.	10/16/2018	158
976,910	AUD	725,160	USD	Goldman Sachs International	10/16/2018	862
161,797	AUD	120,159	USD	Societe Generale	10/16/2018	86
148,426	AUD	109,569	USD	Standard Chartered Bank	10/16/2018	739
631,548	CAD	481,300	USD	Citibank, N.A.	10/16/2018	4,824
33,728	CAD	25,715	USD	Citibank, N.A.	10/16/2018	247
207,251	CAD	158,829	USD	Goldman Sachs International	10/16/2018	700
980,499	CAD	748,385	USD	Societe Generale	10/16/2018	6,340
100,372	CAD	76,488	USD	Standard Chartered Bank	10/16/2018	772
372,231	CAD	283,934	USD	State Street Bank and Trust Company	10/16/2018	2,585
48,144	CHF	48,625	USD	Goldman Sachs International	10/16/2018	306

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
563,071	CHF	569,049	USD	State Street Bank and Trust Company	10/16/2018	$3,227
189,020	EUR	221,838	USD	Citibank, N.A.	10/16/2018	437
89,810	EUR	105,279	USD	Goldman Sachs International	10/16/2018	331
337,832	USD	286,466	EUR	Citibank, N.A.	10/16/2018	968
105,657	USD	89,276	EUR	Goldman Sachs International	10/16/2018	674
7,569	USD	6,421	EUR	Goldman Sachs International	10/16/2018	18
2,290,178	USD	1,941,915	EUR	State Street Bank and Trust Company	10/16/2018	6,622
55,055	GBP	72,479	USD	State Street Bank and Trust Company	10/16/2018	15
250,686	USD	188,155	GBP	Citibank, N.A.	10/16/2018	2,933
77,496	USD	58,199	GBP	Citibank, N.A.	10/16/2018	863
184,910	USD	138,691	GBP	Standard Chartered Bank	10/16/2018	2,288
30,709	USD	23,296	GBP	Standard Chartered Bank	10/16/2018	34
805,725	USD	605,058	GBP	State Street Bank and Trust Company	10/16/2018	9,013
34,274,688	JPY	305,813	USD	Citibank, N.A.	10/16/2018	2,294
241,370	JPY	2,162	USD	Citibank, N.A.	10/16/2018	7
48,009,672	JPY	429,867	USD	Royal Bank of Canada	10/16/2018	1,708
50,466,164	JPY	452,066	USD	Standard Chartered Bank	10/16/2018	1,591
7,428,180	JPY	66,433	USD	Standard Chartered Bank	10/16/2018	342
234,319	USD	25,900,960	JPY	Goldman Sachs International	10/16/2018	1,487
22,662	USD	2,505,782	JPY	Standard Chartered Bank	10/16/2018	137
1,180,153	MXN	61,837	USD	Goldman Sachs International	10/16/2018	716
3,435,420	NOK	422,047	USD	Goldman Sachs International	10/16/2018	358
90,867	USD	727,835	NOK	Citibank, N.A.	10/16/2018	1,376
554,105	USD	4,473,217	NOK	JPMorgan Chase Bank N.A.	10/16/2018	4,096
235,301	USD	1,895,813	NOK	Standard Chartered Bank	10/16/2018	2,200
62,401	USD	503,444	NOK	State Street Bank and Trust Company	10/16/2018	500
761,667	NZD	516,768	USD	Citibank, N.A.	10/16/2018	2,391
1,274,100	NZD	864,509	USD	Goldman Sachs International	10/16/2018	3,930
46,355	NZD	31,450	USD	Royal Bank of Canada	10/16/2018	146
5,160	SEK	589	USD	JPMorgan Chase Bank N.A.	10/16/2018	1
3,516,399	SEK	401,700	USD	Royal Bank of Canada	10/16/2018	509
1,105,855	SEK	124,958	USD	Standard Chartered Bank	10/16/2018	1,531
2,019,344	SEK	230,641	USD	Standard Chartered Bank	10/16/2018	333
15,032,149	SEK	1,716,502	USD	State Street Bank and Trust Company	10/16/2018	2,886
31,281	USD	272,981	SEK	Citibank, N.A.	10/16/2018	58
313,310	USD	2,721,195	SEK	Goldman Sachs International	10/16/2018	2,057

Total unrealized appreciation						$75,938

56,035	USD	76,083	AUD	Citibank, N.A.	10/16/2018	(508)
649,667	USD	875,212	AUD	JPMorgan Chase Bank N.A.	10/16/2018	(775)
338,604	USD	455,977	AUD	Royal Bank of Canada	10/16/2018	(270)
204,601	USD	275,338	AUD	Standard Chartered Bank	10/16/2018	(25)
47,759	USD	64,740	AUD	Standard Chartered Bank	10/16/2018	(355)
138,058	USD	185,824	AUD	State Street Bank and Trust Company	10/16/2018	(43)
266,970	USD	361,038	AUD	State Street Bank and Trust Company	10/16/2018	(1,347)
590,932	USD	776,236	CAD	Goldman Sachs International	10/16/2018	(6,565)
492,373	USD	645,845	CAD	JPMorgan Chase Bank N.A.	10/16/2018	(4,756)
337,579	USD	442,694	CAD	Royal Bank of Canada	10/16/2018	(3,178)
27,182	USD	35,466	CAD	Standard Chartered Bank	10/16/2018	(117)
56,383	USD	74,255	CAD	Standard Chartered Bank	10/16/2018	(774)
361,344	CHF	367,576	USD	Goldman Sachs International	10/16/2018	(325)
234,277	USD	231,993	CHF	Citibank, N.A.	10/16/2018	(1,508)
119,475	USD	118,529	CHF	Goldman Sachs International	10/16/2018	(991)
40,519	USD	40,143	CHF	JPMorgan Chase Bank N.A.	10/16/2018	(280)
462,647	USD	458,090	CHF	Royal Bank of Canada	10/16/2018	(2,932)
738,500	USD	730,784	CHF	Societe Generale	10/16/2018	(4,231)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
250,467	USD	248,005	CHF	Standard Chartered Bank	10/16/2018	(1,592)
118,775	USD	117,275	CHF	State Street Bank and Trust Company	10/16/2018	(417)
1,333,040	EUR	1,571,254	USD	JPMorgan Chase Bank N.A.	10/16/2018	(3,693)
71,655	EUR	84,458	USD	Royal Bank of Canada	10/16/2018	(197)
9,179	EUR	10,828	USD	Societe Generale	10/16/2018	(34)
175,426	EUR	207,006	USD	Standard Chartered Bank	10/16/2018	(718)
12,051	USD	10,290	EUR	Standard Chartered Bank	10/16/2018	(49)
452,186	GBP	602,009	USD	Goldman Sachs International	10/16/2018	(6,591)
606,313	GBP	806,846	USD	JPMorgan Chase Bank N.A.	10/16/2018	(8,481)
245,824	GBP	327,179	USD	Royal Bank of Canada	10/16/2018	(3,490)
107,798	GBP	143,564	USD	Societe Generale	10/16/2018	(1,621)
46,390	USD	35,310	GBP	Standard Chartered Bank	10/16/2018	(104)
31,014,203	JPY	280,885	USD	Goldman Sachs International	10/16/2018	(2,087)
98,733	USD	11,018,685	JPY	Goldman Sachs International	10/16/2018	(317)
214,309	USD	23,945,221	JPY	JPMorgan Chase Bank N.A.	10/16/2018	(943)
139,884	USD	15,617,632	JPY	Societe Generale	10/16/2018	(508)
467,815	USD	52,210,004	JPY	State Street Bank and Trust Company	10/16/2018	(1,519)
61,898	USD	1,180,153	MXN	Citibank, N.A.	10/16/2018	(654)
3,347,426	NOK	415,257	USD	Citibank, N.A.	10/16/2018	(3,671)
212,549	NOK	26,350	USD	Goldman Sachs International	10/16/2018	(216)
1,427,648	NOK	177,108	USD	Royal Bank of Canada	10/16/2018	(1,570)
2,247,380	NOK	278,765	USD	Societe Generale	10/16/2018	(2,436)
703,648	NOK	86,661	USD	Standard Chartered Bank	10/16/2018	(144)
68,122	USD	557,330	NOK	Standard Chartered Bank	10/16/2018	(405)
387,765	USD	570,908	NZD	Citibank, N.A.	10/16/2018	(1,371)
66,485	USD	98,029	NZD	JPMorgan Chase Bank N.A.	10/16/2018	(333)
526,396	USD	775,642	NZD	Societe Generale	10/16/2018	(2,289)
13,626	USD	20,132	NZD	Standard Chartered Bank	10/16/2018	(96)
22,570	USD	33,484	NZD	Standard Chartered Bank	10/16/2018	(253)
531,348	USD	783,084	NZD	Standard Chartered Bank	10/16/2018	(2,409)
242,830	USD	358,037	NZD	State Street Bank and Trust Company	10/16/2018	(1,212)
484,572	USD	4,244,026	SEK	Citibank, N.A.	10/16/2018	(863)
27,465	USD	241,955	SEK	Goldman Sachs International	10/16/2018	(210)
866,945	USD	7,593,397	SEK	Goldman Sachs International	10/16/2018	(1,594)
113,450	USD	993,096	SEK	Societe Generale	10/16/2018	(141)
24,302	USD	214,081	SEK	Standard Chartered Bank	10/16/2018	(185)
Total unrealized depreciation						$(81,393)
Total net unrealized depreciation						$(5,455)

AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
EUR = Euro
GBP = Pound Sterling
JPY = Japanese Yen
MXN = Mexican Peso
NOK = Norwegian Krone
NZD = New Zealand Dollar
SEK = Swedish Krona

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

Total return swap contracts ("total return swaps")

At July 31, 2018, the Fund had outstanding over-the-counter total return swaps as follows:

Long Total Return Swaps

Counterparty	Reference Entity	Notional Amount(p)	Maturity Date	Variable- rate(o)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
Goldman Sachs International	MSCI Europe ex UK Financials Index	EUR 74,088	9/15/2018	(0.17)%(a)	$(5,762)	$21	$(5,741)
JPMorgan Chase Bank N.A.	STOXX Europe 600 Travel & Leisure (Net Return) Index	EUR 200,384	11/15/2018	(0.45)%(b)	(687)	219	(468)
Citibank, N.A.	S&P 500 Energy Sector Total Return Index	$107,147	12/13/2018	2.30%(c)	1,708	(482)	1,226
Citibank, N.A.	S&P 500 Financials Sector Total Return Index	106,699	12/13/2018	2.46%(d)	886	(353)	533
Goldman Sachs International	S&P Industry Sector Total Return Index	176,426	12/19/2018	2.35%(e)	11,691	(141)	11,550
JPMorgan Chase Bank N.A.	S&P 500 Total Return Index	233,098	4/3/2019	2.57%(f*)	17,987	(261)	17,726
Citibank, N.A.	S&P 500 Financials Sector Total Return Index	105,164	4/26/2019	2.32%(g)	169	(171)	(2)
Total					$25,992	$(1,168)	$24,824

Short Total Return Swaps

Counterparty	Reference Entity	Notional Amount(p)	Maturity Date	Variable-rate(o)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
Goldman Sachs International	MSCI Daily Total Return Gross Europe ex UK Index	EUR (75,070)	9/15/2018	(0.17)%(h)	$(4,580)	$(21)	$(4,601)
JPMorgan Chase Bank N.A.	STOXX Europe 600 (Net Return) Index	EUR (100,067)	11/15/2018	(0.67)%(i)	(488)	(164)	(652)
JPMorgan Chase Bank N.A.	FTSE 100 Net Tax Index	GBP (93,018)	11/15/2018	(0.35)%(j)	27	(89)	(62)
Citibank, N.A.	S&P 500 Total Return Index	$(209,370)	12/13/2018	2.28%(k)	(3,539)	659	(2,880)
Goldman Sachs International	S&P 500 Consumer Durables & Apparel Group Total Return Index	(166,069)	12/19/2018	2.24%(l)	(2,349)	137	(2,212)
JPMorgan Chase Bank N.A.	S&P 500 Consumer Staples Sector Total Return Index	(104,189)	4/3/2019	2.44%(m)	(3,945)	125	(3,820)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

Counterparty	Reference Entity	Notional Amount(p)	Maturity Date	Variable-rate(o)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPMorgan Chase Bank N.A.	S&P 500 Utilities Sector Total Return Index	(100,427)	4/3/2019	2.44%(m)	$(6,559)	$123	$(6,436)
Citibank, N.A.	S&P 500 Consumer Discretionary Sector Total Return Index	(107,061)	4/26/2019	2.19%(n)	(1,892)	132	(1,760)
Total					$(23,325)	$902	$(22,423)

(a)	Fund pays 3-month EURIBOR plus 0.15%. Payment frequency—quarterly. Fund receives return on reference entity. Payment frequency—upon termination.
(b)	Fund pays 3-month EURIBOR minus 0.12%. Payment frequency—quarterly. Fund receives return on reference entity. Payment frequency—upon termination.
(c)	Fund pays 3-month USD LIBOR minus 0.04%. Payment frequency—quarterly. Fund receives return on reference entity. Payment frequency—upon termination.
(d)	Fund pays 3-month USD LIBOR plus 0.12%. Payment frequency—quarterly. Fund receives return on reference entity. Payment frequency—upon termination.
(e)	Fund pays 1-month USD LIBOR minus 0.28%. Payment frequency—monthly. Fund receives return on reference entity. Payment frequency—upon termination.
(f)	Fund pays 1-month USD LIBOR minus 0.50%. Payment frequency—monthly. Fund receives return on reference entity. Payment frequency—upon termination.
(g)	Fund pays 1-month USD LIBOR minus 0.25%. Payment frequency—monthly. Fund receives return on reference entity. Payment frequency—upon termination.
(h)	Fund receives 3-month EURIBOR plus 0.15%. Payment frequency—quarterly. Fund pays return on reference entity. Payment frequency—upon termination.
(i)	Fund receives 3-month EURIBOR minus 0.34%. Payment frequency—quarterly. Fund pays return on reference entity. Payment frequency—upon termination.
(j)	Fund receives 3-month EURIBOR minus 0.02%. Payment frequency—quarterly. Fund pays return on reference entity. Payment frequency—upon termination.
(k)	Fund receives 3-month USD LIBOR minus 0.06%. Payment frequency—quarterly. Fund pays return on reference entity. Payment frequency—upon termination.
(l)	Fund receives 1-month USD LIBOR plus 0.17%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(m)	Fund receives 1-month USD LIBOR plus 0.37%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(n)	Fund receives 1-month USD LIBOR plus 0.12%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.

EURIBOR = Euro Interbank Offered Rate
LIBOR = London Interbank Offered Rate

(o)	Effective rate at July 31, 2018.
(p)	Notional amount is stated in the currency in which the contract is denominated.

EUR = Euro
GBP = Pound Sterling

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

Purchased option contracts ("options purchased")

At July 31, 2018, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Index

S&P 500 Mini Index	9	$253,467	$305	8/1/2018	$0	(a)(b)
S&P 500 Mini Index	15	422,445	310	8/1/2018	0	(a)(b)
S&P 500 Mini Index	24	675,912	310	8/8/2018	0	(a)(b)
S&P 500 Mini Index	16	450,608	310	8/15/2018	0	(a)(b)
S&P 500 Mini Index	10	281,630	310	8/22/2018	38	(a)(b)
Total calls (cost $172)					$38
Puts
Index

S&P 500 Mini Index	9	$253,467	$250	8/1/2018	$0	(a)(b)
S&P 500 Mini Index	11	309,793	252	8/1/2018	0	(a)(b)
S&P 500 Mini Index	5	140,815	253	8/1/2018	0	(a)(b)
S&P 500 Mini Index	11	309,793	252	8/8/2018	28
S&P 500 Mini Index	5	140,815	253	8/8/2018	13
S&P 500 Mini Index	8	225,304	256	8/8/2018	28
S&P 500 Mini Index	6	168,975	253	8/15/2018	57
S&P 500 Mini Index	2	56,326	252	8/15/2018	18
S&P 500 Mini Index	8	225,304	256	8/15/2018	92
S&P 500 Mini Index	9	253,467	256	8/22/2018	180
Total puts (cost $1,185)					$416

Total options purchased (cost $1,357)					$454

(a)	Security fair valued as of July 31, 2018 in accordance with procedures approved by the Board of Trustees.
(b)	Value determined using significant unobservable inputs.

Written option contracts ("options written")

At July 31, 2018, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Index

S&P 500 Mini Index	12	$337,956	$283	8/1/2018	$(378)
S&P 500 Mini Index	12	337,956	284	8/1/2018	(108)
S&P 500 Mini Index	3	84,489	286	8/8/2018	(63)
S&P 500 Mini Index	9	253,467	285	8/8/2018	(342)
S&P 500 Mini Index	3	84,489	284	8/8/2018	(201)
S&P 500 Mini Index	9	253,467	287	8/8/2018	(104)
S&P 500 Mini Index	7	197,141	286	8/15/2018	(336)
S&P 500 Mini Index	9	253,467	288	8/15/2018	(184)
S&P 500 Mini Index	10	281,630	290	8/22/2018	(195)
Total calls (premium received $4,304)					$(1,911)
Puts
Index
S&P 500 Mini Index	9	$253,467	$272	8/1/2018	$(0)	(a)(b)
S&P 500 Mini Index	8	225,304	276	8/1/2018	(16)
S&P 500 Mini Index	5	140,815	278	8/1/2018	(22)
S&P 500 Mini Index	3	84,489	277	8/1/2018	(9)
S&P 500 Mini Index	8	225,304	274	8/8/2018	(168)
S&P 500 Mini Index	5	140,815	277	8/8/2018	(188)
S&P 500 Mini Index	3	84,489	276	8/8/2018	(92)
S&P 500 Mini Index	8	225,304	281	8/8/2018	(772)
S&P 500 Mini Index	6	168,975	275	8/15/2018	(354)
S&P 500 Mini Index	2	56,326	274	8/15/2018	(102)
S&P 500 Mini Index	8	225,304	280	8/15/2018	(1,032)
S&P 500 Mini Index	9	253,467	278	8/22/2018	(1,174)
Total puts (premium received $8,057)					$(3,929)

Total options written (premium received $12,361)					$(5,840)

(a)	Security fair valued as of July 31, 2018 in accordance with procedures approved by the Board of Trustees.
(b)	Value determined using significant unobservable inputs.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

At July 31, 2018, the Fund had securities pledged in the amount of $973,792 to cover collateral requirements for options written.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of July 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(c)		Total
Investments:
Common Stocks(a)	$5,259	$—	$—		$5,259
U.S. Treasury Obligations	—	1,408	—		1,408
U.S. Government Agency Securities	—	103	—		103
Mortgage-Backed Securities(a)	—	1,803	—		1,803
Corporate Bonds(a)	—	1,293	—		1,293
Asset-Backed Securities	—	226	—		226
Exchange Traded Funds	470	—	—		470
Investment Companies	—	10,778	—		10,778
Options Purchased(b)	—	—	0	(d)	0	(d)
Short-Term Investments	—	556	—		556
Total Investments	$5,729	$16,167	$0	(d)	$21,896

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
(b)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.
(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2018
Other Financial Instruments
Options Purchased(e) Calls Index	$—	$—	$—	$(0)(d)	$0(d)	$—	$—	$—	$0(d)	$(0)(d)
Puts Index	—	—	—	(0)(d)	(0)(d)	—	—	—	0	(0)(d)
Total	$—	$—	$—	$(0)(d)	$(0)(d)	$—	$—	$—	$0(d)	$(0)(d)

(d)	Amount less than one thousand.
(e)
As of the period ended July 31, 2018, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

As of the period ended July 31, 2018, certain securities were transferred from one level (as of October 31, 2017) to another. Based on beginning of period market values as of November 1, 2017, $80,000 was transferred from Level 2 to Level 1 due to active market activity on recognized exchanges as of July 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's derivatives as of July 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Futures(a)
Assets	$22	$—	$—	$22
Liabilities	(42)	—	—	(42)
Forward Contracts(a)
Assets	—	76	—	76
Liabilities	—	(81)	—	(81)
Swaps
Assets	—	31	—	31
Liabilities	—	(29)	—	(29)
Options Written
Liabilities	(6)	—	0	(6)
Total	$(26)	$(23)	$0	$(29)

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2018
Other Financial Instruments (000’s omitted)
Options Written(d) Calls Index	$(0)(c)	$—	$0(c)	$(0)(c)	$0(c)	$(0)(c)	$—	$—	$—	$—
Put Index	(0)(c)	—	0(c)	1	0(c)	(1)	—	—	0	—

Total	$(0)(c)	$—	$(0)(c)	$1	$0(c)	$(1)	$—	$—	$0	$—

(c)	Amount less than one thousand.

(d)
At the beginning of the period, the Fund’s Level 3 investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

§	Investments in Affiliates(a):

	Balance of Shares Held October 31, 2017	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held July 31, 2018	Value July 31, 2018	Distributions from Investments in Affiliated Issuers(b)	Net Realized Gain (Loss) from Investments in Affiliated Issuers	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Issuers
Neuberger Berman Emerging Markets Debt Fund Institutional Class	56,739	70,125	-	126,864	1,078,346	36,506	-	(64,779)
Neuberger Berman Emerging Markets Equity Fund Class R6	60,542	2,161	4,329	58,374	1,173,321	8,129	20,256	(60,106)
Neuberger Berman Floating Rate Income Fund Institutional Class	43,487	1,345	15,152	29,680	293,239	12,968	1,180	(3,969)
Neuberger Berman Genesis Fund Class R6(c)	21,225	3,582	8,484	16,323	1,006,624	165,517	25,529	(62,224)
Neuberger Berman High Income Bond Fund Class R6	133,662	4,928	23,015	115,575	982,391	41,620	(568)	(37,022)
Neuberger Berman International Select Fund Class R6	279,073	12,007	63,280	227,800	2,979,622	41,040	132,567	(73,558)
Neuberger Berman Long Short Credit Fund Class R6	73,328	3,550	33,503	43,375	402,954	13,698	2,727	(21,088)
Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	144,206	77,860	10,880	211,186	1,345,255	33,237	(8,770)	3,639
Neuberger Berman Short Duration High Income Fund Institutional Class	-	15,775	-	15,775	150,020	867	-	(314)
Neuberger Berman U.S. Equity Index PutWrite Strategy Fund Class R6	91,300	43,974	11,191	124,083	1,366,157	57,858	5,945	(12,986)
Total(d)					$10,777,929	$411,440	$178,866	$(332,407)

(a)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended. Neuberger Berman Alternative Funds and Neuberger Berman Investment Advisers LLC (“Management”) have obtained an exemptive order from the Securities and Exchange Commission that permits the Funds to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the other investment companies managed by Management.
(c)
After the close of business on December 8, 2017, the Neuberger Berman Genesis Fund Class R6 underwent a stock split at a rate of 1.0003. The capital share activity presented here has been retroactively adjusted to reflect this split.

(d)	At July 31, 2018, the value of these securities amounted to approximately 52.2% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Hedged Option Premium Strategy Fund
(Unaudited) July 31, 2018

PRINCIPAL AMOUNT			VALUE†
(000's omitted)				(000's omitted)
U.S. Treasury Obligations 96.2%
		U.S. Treasury Notes
	$1,200	1.25%, due 12/15/18	$1,196
	700	1.00%, due 3/15/19	695
	4,000	0.88%, due 6/15/19 – 9/15/19	3,937
	3,100	1.38%, due 12/15/19 – 9/15/20	3,033
	2,500	1.63%, due 3/15/20 – 6/30/20	2,457	(a)
	1,400	1.50%, due 6/15/20	1,370
	1,900	1.88%, due 12/15/20	1,863	(a)
		Total U.S. Treasury Obligations (Cost $14,730)	14,551
NUMBER OF SHARES
		Total Options Purchased(b) 0.0%(c) (Cost $11)	4

Short-Term Investments 4.1%

Investment Companies 4.1%
	622,250	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.83%(d) (Cost $622)	622	(e)

		Total Investments 100.3% (Cost $15,363)	15,177

		Liabilities, less cash, receivables and other assets (0.3)%	(44)	(f)

		Net Assets 100.0%	$15,133

(a)	All or a portion of the security is pledged as collateral for options written.
(b)	See "Purchased option contracts" under Derivative Instruments.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of July 31, 2018.
(e)	All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $622,000.
(f)	Includes the impact of the Fund's open positions in derivatives at July 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Hedged Option Premium Strategy Fund
(Unaudited) July 31, 2018

Derivative Instruments

Purchased option contracts ("options purchased")

At July 31, 2018, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Calls
Index
Russell 2000 Index	2	$334,161	$1,865	8/3/2018	$0	(a)(b)
Russell 2000 Index	1	167,081	1,860	8/3/2018	0	(a)(b)
Russell 2000 Index	1	167,081	1,870	8/3/2018	0	(a)(b)
Russell 2000 Index	2	334,161	1,860	8/10/2018	0	(a)(b)
Russell 2000 Index	1	167,081	1,870	8/10/2018	0	(a)(b)
Russell 2000 Index	1	167,081	1,830	8/10/2018	0	(a)(b)
Russell 2000 Index	1	167,081	1,870	8/17/2018	0	(a)(b)
Russell 2000 Index	2	334,161	1,830	8/17/2018	22
Russell 2000 Index	2	334,161	1,830	8/24/2018	40
S&P 500 Index	6	1,689,774	3,025	8/1/2018	0	(a)(b)
S&P 500 Index	5	1,408,145	3,050	8/1/2018	0	(a)(b)
S&P 500 Index	4	1,126,516	3,100	8/1/2018	0	(a)(b)
S&P 500 Index	12	3,379,548	3,100	8/8/2018	0	(a)(b)
S&P 500 Index	2	563,258	3,075	8/8/2018	0	(a)(b)
S&P 500 Index	7	1,971,403	3,100	8/15/2018	0	(a)(b)
S&P 500 Index	4	1,126,516	3,075	8/15/2018	32
S&P 500 Index	6	1,689,774	3,100	8/22/2018	90	(a)(b)
Total calls (cost: $887)					$184
Puts
Index
Russell 2000 Index	2	$334,161	$1,525	8/3/2018	$0	(a)(b)
Russell 2000 Index	1	167,081	1,520	8/3/2018	10
Russell 2000 Index	1	167,081	1,530	8/3/2018	0	(a)(b)
Russell 2000 Index	2	334,161	1,520	8/10/2018	95
Russell 2000 Index	1	167,081	1,530	8/10/2018	55
Russell 2000 Index	1	167,081	1,530	8/17/2018	125
Russell 2000 Index	2	334,161	1,495	8/17/2018	165
Russell 2000 Index	2	334,161	1,495	8/24/2018	315
S&P 500 Index	5	1,408,145	2,485	8/1/2018	0	(a)(b)
S&P 500 Index	6	1,689,774	2,505	8/1/2018	0	(a)(b)
S&P 500 Index	4	1,126,516	2,530	8/1/2018	20
S&P 500 Index	2	563,258	2,530	8/8/2018	60
S&P 500 Index	8	2,253,032	2,520	8/8/2018	240
S&P 500 Index	5	1,408,145	2,550	8/8/2018	175
S&P 500 Index	1	281,629	2,530	8/15/2018	100
S&P 500 Index	4	1,126,516	2,520	8/15/2018	380
S&P 500 Index	5	1,408,145	2,550	8/15/2018	575
S&P 500 Index	6	1,689,774	2,550	8/22/2018	1,230
Total puts (cost: $10,026)					$3,545

Total options purchased (cost: $10,913)					$3,729

(a) Security fair valued as of July 31, 2018 in accordance with procedures approved by the Board of Trustees.

(b) Value determined using significant unobservable inputs.

Written option contracts ("options written")

At July 31, 2018, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Index

Russell 2000 Index	2	$334,161	$1,725	8/3/2018	$(40)
Russell 2000 Index	2	334,161	1,715	8/3/2018	(70)
Russell 2000 Index	3	501,242	1,725	8/10/2018	(345)

See Notes to Schedule of Investments

Schedule of Investments Hedged Option Premium Strategy Fund
(Unaudited) (cont'd)

Russell 2000 Index	1	167,081	1,680	8/10/2018	(1,345)
Russell 2000 Index	1	167,081	1,735	8/17/2018	(155)
Russell 2000 Index	2	334,161	1,685	8/17/2018	(2,970)
Russell 2000 Index	2	334,161	1,695	8/24/2018	(2,800)
S&P 500 Index	6	1,689,774	2,815	8/1/2018	(4,440)
S&P 500 Index	5	1,408,145	2,825	8/1/2018	(1,325)
S&P 500 Index	4	1,126,516	2,840	8/1/2018	(170)
S&P 500 Index	5	1,408,145	2,860	8/8/2018	(775)
S&P 500 Index	5	1,408,145	2,855	8/8/2018	(1,038)
S&P 500 Index	2	563,258	2,850	8/8/2018	(565)
S&P 500 Index	2	563,258	2,845	8/8/2018	(750)
S&P 500 Index	1	281,629	2,865	8/15/2018	(307)
S&P 500 Index	4	1,126,516	2,860	8/15/2018	(1,520)
S&P 500 Index	6	1,689,774	2,875	8/15/2018	(1,200)
S&P 500 Index	6	1,689,774	2,890	8/22/2018	(1,320)
Total calls (premiums received: $40,563)					$(21,135)
Puts
Index
Russell 2000 Index	2	$334,161	$1,660	8/3/2018	$(750)
Russell 2000 Index	1	167,081	1,665	8/3/2018	(490)
Russell 2000 Index	1	167,081	1,685	8/3/2018	(1,335)
Russell 2000 Index	2	334,161	1,655	8/10/2018	(1,590)
Russell 2000 Index	1	167,081	1,675	8/10/2018	(1,425)
Russell 2000 Index	1	167,081	1,665	8/17/2018	(1,480)
Russell 2000 Index	2	334,161	1,635	8/17/2018	(1,540)
Russell 2000 Index	2	334,161	1,630	8/24/2018	(1,990)
S&P 500 Index	5	1,408,145	2,705	8/1/2018	(50)
S&P 500 Index	6	1,689,774	2,740	8/1/2018	(105)
S&P 500 Index	4	1,126,516	2,780	8/1/2018	(280)
S&P 500 Index	3	844,887	2,760	8/8/2018	(1,125)
S&P 500 Index	5	1,408,145	2,745	8/8/2018	(1,388)
S&P 500 Index	2	563,258	2,765	8/8/2018	(830)
S&P 500 Index	5	1,408,145	2,805	8/8/2018	(5,375)
S&P 500 Index	1	281,629	2,755	8/15/2018	(740)
S&P 500 Index	4	1,126,516	2,745	8/15/2018	(2,560)
S&P 500 Index	5	1,408,145	2,790	8/15/2018	(6,450)
S&P 500 Index	6	1,689,774	2,775	8/22/2018	(8,340)
Total puts (premiums received: $69,879)					$(37,843)

Total options written (premium received $110,442)					$(58,978)

At July 31, 2018, the Fund had securities pledged in the amount of $2,355,070 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Hedged Option Premium Strategy Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)		Total
Investments:
U.S. Treasury Obligations	$—	$14,551	$—		$14,551
Options Purchased(a)	4	—	0	(c)	4
Short-Term Investments	—	622	—		622
Total Investments	$4	$15,173	$0	(c)	$15,177

(a)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/01/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2018
Investments in Securities: (000’s omitted)
Options Purchased(d)
Call Options Index	$0(c)	$—	$(1)	$(0)(c)	$1	$—	$—	$—	$0(c)	$0(c)
Put Options Index	—	—	—	(2)	2	—	—	—	0(c)	(3)
Total	$0(c)	$—	$(1)	$(2)	$3	$—	$—	$—	$0(c)	$(3)

(c)     Amount less than one thousand.
(d)   As of the period ended July 31, 2018, these investments were valued in accordance with procedures approved by the   Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.
 As of the period ended July 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2018:
Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(59)	$—	$—	$(59)
Total	$(59)	$—	$—	$(59)

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) July 31, 2018

Number of Shares		Value† (000's omitted)

Long Positions 97.6%

Common Stocks 78.3%

Aerospace & Defense 3.0%
374,600	General Dynamics Corp.	$74,830
149,900	Raytheon Co.	29,685
		104,515
Air Freight & Logistics 0.3%
120,205	Expeditors International of Washington, Inc.	9,156

Airlines 1.2%
796,000	Delta Air Lines, Inc.	43,318

Banks 4.2%
736,600	Comerica, Inc.	71,406
653,600	JPMorgan Chase & Co.	75,131
		146,537
Biotechnology 1.7%
774,220	Gilead Sciences, Inc.	60,258

Capital Markets 4.6%
72,487	BlackRock, Inc.	36,444
1,020,898	Brookfield Asset Management, Inc. Class A	43,041
291,000	CME Group, Inc.	46,304
139,600	Goldman Sachs Group, Inc.	33,145
		158,934
Chemicals 1.4%
610,000	Ashland Global Holdings, Inc.	50,087

Construction & Engineering 0.6%
146,900	Valmont Industries, Inc.	20,515

Containers & Packaging 0.3%
228,872	Crown Holdings, Inc.	10,361	*

Diversified Financial Services 1.2%
465,000	CF Corp. Class A	4,194	*
4,023,000	FGL Holdings	36,288	*
		40,482
Electric Utilities 0.9%
189,900	NextEra Energy, Inc.	31,816

Electrical Equipment 1.9%
779,000	Eaton Corp. PLC	64,789

Electronic Equipment, Instruments & Components 2.3%
281,100	Amphenol Corp. Class A	26,285
631,000	CDW Corp.	53,061
		79,346
Energy Equipment & Services 1.8%
538,058	Cactus, Inc. Class A	17,605	*
652,200	Schlumberger Ltd.	44,037
		61,642
Food & Staples Retailing 2.5%
134,700	Costco Wholesale Corp.	29,460
1,226,486	Sprouts Farmers Market, Inc.	26,357	*
359,100	Walmart, Inc.	32,043
		87,860
Number of Shares		Value† (000's omitted)

Food Products 4.0%
2,030,000	Conagra Brands, Inc.	$74,521
1,530,000	Hain Celestial Group, Inc.	43,513	*
288,700	Pinnacle Foods, Inc.	19,176
		137,210
Health Care Equipment & Supplies 1.5%
1,066,500	DENTSPLY SIRONA, Inc.	51,309

Health Care Providers & Services 3.1%
823,000	CVS Health Corp.	53,380
247,700	DaVita, Inc.	17,408	*
141,600	UnitedHealth Group, Inc.	35,856
		106,644
Hotels, Restaurants & Leisure 2.1%
150,000	Dave & Buster's Entertainment, Inc.	7,372	*
119,200	Marriott International, Inc. Class A	15,239
328,200	McDonald's Corp.	51,705
		74,316
Internet & Direct Marketing Retail 3.8%
26,700	Amazon.com, Inc.	47,457	*
10,400	Booking Holdings, Inc.	21,099	*
482,000	Expedia Group, Inc.	64,511
		133,067
Internet Software & Services 6.5%
61,000	Alphabet, Inc. Class A	74,861	*
10,353	Alphabet, Inc. Class C	12,602	*
844,600	eBay, Inc.	28,252	*
369,500	Facebook, Inc. Class A	63,768	*(a)
248,400	Spotify Technology SA	45,415	*
		224,898
IT Services 4.3%
361,400	PayPal Holdings, Inc.	29,685	*
596,500	Visa, Inc. Class A	81,566
199,200	WEX, Inc.	37,812	*
		149,063
Machinery 0.6%
1,389,000	Gates Industrial Corp. PLC	21,627	*

Multi-Utilities 1.8%
1,069,100	Brookfield Infrastructure Partners LP	43,769
104,100	Sempra Energy	12,033
122,000	WEC Energy Group, Inc.	8,097
		63,899
Oil, Gas & Consumable Fuels 2.4%
228,700	Cheniere Energy, Inc.	14,522	*
1,939,700	Enbridge, Inc.	68,724
		83,246
Professional Services 4.4%
445,000	Equifax, Inc.	55,847
1,407,000	IHS Markit Ltd.	74,613	*
185,100	Verisk Analytics, Inc.	20,476	*
		150,936

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)

Real Estate Management & Development 0.1%
386,054	Five Point Holdings LLC Class A	$4,320	*

Road & Rail 2.0%
646,800	CSX Corp.	45,716
134,800	Norfolk Southern Corp.	22,781	(a)
		68,497
Semiconductors & Semiconductor Equipment 0.5%
85,500	ASML Holding NV	18,297

Software 1.3%
435,000	Microsoft Corp.	46,145

Specialty Retail 5.6%
216,300	Asbury Automotive Group, Inc.	15,206	*
302,000	Home Depot, Inc.	59,651
2,252,000	Hudson Ltd. Class A	38,059	*(b)
233,000	Lowe's Cos., Inc.	23,146
690,900	Michaels Cos., Inc.	14,101	*
1,513,000	Party City Holdco, Inc.	23,830	*
257,600	Tractor Supply Co.	20,103
		194,096
Technology Hardware, Storage & Peripherals 1.7%
220,300	Apple, Inc.	41,921
218,000	Western Digital Corp.	15,293
		57,214
Textiles, Apparel & Luxury Goods 2.2%
500,000	PVH Corp.	76,760	(a)

Tobacco 0.4%
163,700	Philip Morris International, Inc.	14,128

Trading Companies & Distributors 1.5%
1,183,500	HD Supply Holdings, Inc.	52,050	*

Water Utilities 0.6%
218,400	American Water Works Co., Inc.	19,274

Total Common Stocks (Cost $2,156,230)		2,716,612

Preferred Stocks 0.8%

Health Care 0.4%
1,315,490	Moderna Therapeutics Ser. F	13,234	*(c)(d)(l)
175,905	Moderna Therapeutics Ser. G	1,769	*(c)(d)(l)
		15,003
Multi-Utilities 0.4%
125,650	Sempra Energy, Ser. B, 6.75%	12,889

Total Preferred Stocks (Cost $26,063)		27,892

Principal Amount (000's omitted)

Corporate Bonds 4.8%

Commercial Services 1.1%
$19,112	APX Group, Inc., 8.75%, due 12/1/20	18,921
21,540	IHS Markit Ltd., 4.00%, due 3/1/26	20,502	(e)
		39,423
Gas 0.8%
26,660	Rockpoint Gas Storage Canada Ltd., 7.00%, due 3/31/23	26,527	(e)
Principal Amount (000's omitted)		Value† (000's omitted)

Real Estate 0.4%
$12,422	Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, due 11/15/25	$12,608	(e)

Retail 2.2%
6,800	Bed Bath & Beyond, Inc., 5.17%, due 8/1/44	5,132
13,615	Party City Holdings, Inc., 6.63%, due 8/1/26	13,649	(e)(f)
	PetSmart, Inc.
46,379	5.88%, due 6/1/25	36,755	(e)
29,599	8.88%, due 6/1/25	20,386	(e)
		75,922
Semiconductors 0.3%
11,252	MagnaChip Semiconductor SA, 6.63%, due 7/15/21	10,942

Total Corporate Bonds (Cost $166,755)		165,422

Convertible Bonds 0.2%

Semiconductor 0.2%
4,020	MagnaChip Semiconductor Corp., 5.00%, due 3/1/21 (Cost $4,824)	6,259

Number of Shares

Master Limited Partnerships 0.8%

Capital Markets 0.8%
792,200	Blackstone Group LP (Cost $27,973)	27,664

Warrants 0.1%

Diversified Financial Services 0.1%
2,745,150	FGL Holdings (Cost $4,190)	3,706	*

Total Options Purchased(g) 0.1% (Cost $4,500)		4,898

Short-Term Investments 12.5%

Investment Companies 12.5%
432,323,490	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.83%(h) (Cost $432,323)	432,323	(i)

Total Long Positions (97.6%) (Cost $2,822,858)		3,384,776

Short Positions ((14.9)%)(j)

Common Stocks Sold Short (11.1)%

Automobiles (0.4)%
(117,356)	Harley-Davidson, Inc.	(5,033)
(32,800)	Tesla, Inc.	(9,779)	*
		(14,812)
Beverages (0.2)%
(62,600)	National Beverage Corp.	(6,605)	*

Capital Markets (0.8)%
(52,500)	FactSet Research Systems, Inc.	(10,571)
(709,700)	Federated Investors, Inc. Class B	(17,175)
		(27,746)
Containers & Packaging (0.3)%
(215,000)	Berry Global Group, Inc.	(10,503)	*

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)

Electric Utilities (0.5)%
(142,200)	PG&E Corp.	$(6,126)
(222,000)	Southern Co.	(10,789)
		(16,915)
Energy Equipment & Services (0.4)%
(125,300)	Core Laboratories NV	(14,049)

Equity Real Estate Investment Trusts (0.7)%
(154,000)	Lamar Advertising Co. Class A	(11,339)
(265,300)	Realty Income Corp.	(14,796)
		(26,135)
Food & Staples Retailing (0.4)%
(360,000)	BJ's Wholesale Club Holdings, Inc.	(8,924)	*
(151,700)	United Natural Foods, Inc.	(4,885)	*
		(13,809)
Food Products (1.1)%
(390,700)	General Mills, Inc.	(17,996)
(118,500)	Kellogg Co.	(8,417)
(96,700)	McCormick & Co., Inc.	(11,366)
		(37,779)
Health Care Equipment & Supplies (0.3)%
(36,600)	Becton Dickinson and Co.	(9,163)

Hotels, Restaurants & Leisure (0.6)%
(65,200)	Darden Restaurants, Inc.	(6,972)
(82,300)	DineEquity, Inc.	(5,846)
(102,000)	Texas Roadhouse, Inc.	(6,410)
		(19,228)
Household Durables (0.2)%
(333,000)	Newell Brands, Inc.	(8,721)

Internet Software & Services (0.2)%
(218,500)	Dropbox, Inc. Class A	(5,849)	*

IT Services (0.5)%
(880,123)	Western Union Co.	(17,743)

Machinery (0.3)%
(100,000)	PACCAR, Inc.	(6,572)
(25,000)	Stanley Black & Decker, Inc.	(3,737)
		(10,309)
Media (0.7)%
(631,600)	Discovery, Inc. Class A	(16,788)	*
(303,000)	New Media Investment Group, Inc.	(5,451)
(40,000)	Omnicom Group, Inc.	(2,753)
		(24,992)
Multi-Utilities (0.6)%
(254,700)	CenterPoint Energy, Inc.	(7,254)
(161,400)	Consolidated Edison, Inc.	(12,739)
		(19,993)
Multiline Retail (0.2)%
(120,400)	Ollie's Bargain Outlet Holdings, Inc.	(8,368)	*

Oil, Gas & Consumable Fuel (0.2)%
(290,000)	Tallgrass Energy LP	(6,766)

Semiconductors & Semiconductor Equipment (0.2)%
(30,000)	NVIDIA Corp.	(7,346)

Software (0.4)%
(127,000)	Ellie Mae, Inc.	(12,601)	*
Number of Shares		Value† (000's omitted)

Specialty Retail (1.2)%
(123,973)	Five Below, Inc.	$(12,045)	*
(266,400)	Gap, Inc.	(8,037)
(492,200)	Sally Beauty Holdings, Inc.	(8,116)	*
(260,000)	Williams-Sonoma, Inc.	(15,208)
		(43,406)
Technology Hardware, Storage & Peripherals (0.3)%
(180,000)	Seagate Technology PLC	(9,472)

Textiles, Apparel & Luxury Goods (0.4)%
(102,200)	Ralph Lauren Corp.	(13,795)

Total Common Stocks Sold Short (Proceeds $(369,879))		(386,105)

Principal Amount (000's omitted)

Corporate Bonds Sold Short (0.7)%

Media (0.2)%
$(7,000)	CBS Radio, Inc., 7.25%, due 11/1/24	(6,647)	(e)

Oil & Gas (0.1)%
(4,000)	Apache Corp., 4.25%, due 1/15/44	(3,607)

Real Estate (0.1)%
(2,000)	WeWork Cos., Inc., 7.88%, due 5/1/25	(1,965)	(e)

Retail (0.3)%
(2,000)	JC Penney Corp., Inc., 5.88%, due 7/1/23	(1,903)	(e)
(2,000)	JC Penney Corp., Inc., 8.63%, due 3/15/25	(1,695)	(e)
(3,000)	Bed Bath & Beyond, Inc., 3.75%, due 8/1/24	(2,768)
(5,000)	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/1/25	(4,725)
		(11,091)
Total Corporate Bonds Sold Short (Proceeds $(24,536))		(23,310)

Number of Shares

Exchange Traded Funds Sold Short (2.9)%
(373,000)	Consumer Discretionary Select Sector SPDR Fund	(41,504)
(154,000)	iShares Core S&P Small-Cap ETF	(13,268)
(390,000)	Technology Select Sector SPDR Fund	(27,659)
(231,600)	Vanguard REIT ETF	(18,977)

Total Exchange Traded Funds Sold Short (Proceeds $(75,334))		(101,408)

Master Limited Partnerships Sold Short (0.2)%

Energy Equipment & Services (0.2)%
(341,100)	Hi-Crush Partners LP (Proceeds $(5,151))	(5,202)

Total Short Positions (Proceeds $(474,900))		(516,025)

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

	Value† (000's omitted)

Total Investments 82.7% (Cost $2,347,958)	2,868,751
Other Assets Less Liabilities 17.3%	598,617	(k)

Net Assets 100.0%	3,467,368

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for options written.
(b)	Affiliated company as defined under the Investment Company Act of 1940, as amended (see Note § below).
(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of July 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2018 amounted to approximately $15,003,000, which represents 0.4% of net assets of the Fund.

(e)
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2018, these securities amounted to approximately $130,427,000 of long positions and $(12,210,000) of short positions, which represents 3.8% and (0.4)%, respectively, of net assets of the Fund. Securities denoted with a (e) but without a (l) have been deemed by the investment manager to be liquid.

(f)	When-issued security. Total value of all such securities at July 31, 2018 amounted to approximately $13,649,000, which represents 0.4% of net assets of the Fund.
(g)	See “Purchased option contracts” under Derivative Instruments.
(h)	Represents 7-day effective yield as of July 31, 2018.
(i)
All or a portion of this security is segregated in connection with obligations for when-issued securities, securities sold short, options written, swaps and/or futures with a total value of approximately $432,323,000.

(j)	At July 31, 2018 the Fund had approximately $581,968,000 deposited, in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(k)	Includes the impact of the Fund's open positions in derivatives at July 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

(l)	These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.
At July 31, 2018, these securities amounted to approximately $15,003,000, which represents 0.4% of net assets of the Fund.

Restricted Security (000’s omitted)	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 7/31/2018	Fair Value Percentage of Net Assets as of 7/31/2018
Moderna Therapeutics (Ser. F Preferred Shares)	8/10/2016	$11,550	0.5%	$13,234	0.4%
Moderna Therapeutics (Ser. G Preferred Shares)	1/30/2018	1,769	0.1%	1,769	0.0%
Total		$13,319	0.6%	$15,003	0.4%

Derivative Instruments

Futures contracts ("futures")

At July 31, 2018, open positions in futures for the Fund were as follows:

Short Futures
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2018	598	NASDAQ 100 E-Mini Index	$(86,425,822)	$(221,149)
9/2018	408	Russell 2000 Mini Index	(34,400,394)	283,618
9/2018	2,178	S&P 500 E-Mini Index	(303,755,245)	(3,025,965)
9/2018	50	U.S. Treasury Long Bond	(7,145,372)	(3,043)
Total Futures			$(431,726,833)	$(2,966,539)

At July 31, 2018, the Fund had $17,674,251deposited in a segregated account to cover margin requirements on open futures.

Total return basket swap contracts (“total return basket swaps”)

At July 31, 2018, the Fund had outstanding total return basket swaps(a) as follows:

Counterparty	Description	Maturity Date(s)	Value
Goldman Sachs International	The Fund pays the total return on a portfolio of short positions, and receives a specified LIBOR rate plus or minus a spread*. The receipts may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.	1/17/2020	$147,561

(a)	The following table represents required component disclosures associated with the total return basket swaps with Goldman Sachs International as of July 31, 2018.

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
Short Positions
GSCBCSBA(b)
Pinnacle Financial Partners Inc.	(6,237)	(1,484,556)	$24,787	17.5%
United Bankshares Inc./WV	(10,509)	(1,478,886)	24,692	17.4%
First Horizon National Corp.	(21,496)	(1,464,679)	24,455	17.2%
BankUnited Inc.	(9,610)	(1,422,284)	23,747	16.7%
New York Community Bancorp Inc.	(33,420)	(1,370,850)	22,888	16.1%
Signature Bank/New York NY	(3,063)	(1,279,662)	21,366	15.1%
		$(8,500,917)	$141,935
Accrued Net Interest Receivable/(Payable)			5,626
Total Return Basket Swaps, at Value			$147,561

(b)	Fund receives 1-month LIBOR minus 0.35% (effective rate at 7/31/2018 was 1.72%). Payment frequency-monthly. Fund pays return on reference entity. Payment frequency-upon termination.

*	Benchmark Floating Rates
LIBOR - London Interbank Offered Rate

Total return swap contracts (“total return swaps”)

At July 31, 2018, the Fund had outstanding over-the-counter total return swaps as follows:

Short Total Return Swaps

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

Counterparty	Reference Entity	Notional Amount	Maturity Date	Variable- Rate(k)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
Citibank N.A.	Dow Jones Industrial Average Index	$(13,036,459)	5/15/2019	1.99%(a)	$(268,481)	$11,525	$(256,956)
Goldman Sachs International	iShares S&P 500 Value ETF	(34,271,414)	11/29/2019	2.42%(b)	(1,858,566)	39,110	(1,819,456)
Goldman Sachs International	Prospect Capital Corp.	(1,686,340)	3/28/2019	(0.03)%(c)	(88,755)	(23)	(88,778)
Citibank N.A.	Prospect Capital Corp.	(2,064)	3/28/2019	(8.93)%(d)	(36)	(9)	(45)
Citibank N.A.	Prospect Capital Corp.	(152,688)	3/28/2019	(8.93)%(d)	(2,663)	(644)	(3,307)
Citibank N.A.	Prospect Capital Corp.	(1,132,900)	3/28/2019	(8.93)%(d)	(19,475)	(4,776)	(24,251)
Citibank N.A.	Prospect Capital Corp.	(208,340)	3/28/2019	(8.93)%(d)	(3,634)	(878)	(4,512)
Citibank N.A.	Prospect Capital Corp.	(1,891,703)	3/28/2019	0.07%(e)	(89,997)	64	(89,933)
Citibank N.A.	Prospect Capital Corp.	(1,887,879)	3/28/2019	0.07%(e)	(93,611)	64	(93,547)
Citibank N.A.	Prospect Capital Corp.	(840,731)	3/28/2019	0.07%(e)	(45,742)	28	(45,714)
Citibank N.A.	Prospect Capital Corp.	(27,408)	3/28/2019	(0.93)%(f)	(459)	(12)	(471)
Goldman Sachs International	Russell Mid-Cap Index	(35,565,298)	1/28/2019	1.52%(g)	(4,709,004)	25,555	(4,683,449)
Citibank N.A.	S&P 500 Growth Index	(118,610,081)	5/13/2019	1.99%(a)	412,232	104,862	517,094	(l)
Citibank N.A.	S&P 500 Growth Index	(35,670,928)	5/13/2019	1.99%(a)	123,975	31,536	155,511	(m)
Citibank N.A.	S&P 500 Growth Index	(12,527,290)	5/13/2019	1.99%(a)	43,539	11,075	54,614
Citibank N.A.	SPDR S&P Retail ETF	(19,974,600)	1/22/2019	0.67%(h)	(125,550)	6,335	(119,215)
Citibank N.A.	Tallgrass Energy Partners LP	(8,378,338)	8/8/2019	(0.42)%(i)	(1,658,975)	(1,694)	(1,660,669)
Citibank N.A.	Utilities Select Sector SPDR Fund	(23,795,200)	9/19/2018	2.07%(j)	567,600	23,278	590,878
Total					$(7,817,602)	$245,396	$(7,572,206)

(a)	Fund receives 3-month USD LIBOR minus 0.35%. Payment frequency-quarterly. Fund pays return on reference entity. Payment frequency-quarterly.
(b)	Fund receives 1-month USD LIBOR plus 0.35%. Payment frequency-monthly. Fund pays return on reference entity. Payment frequency- upon termination.
(c)	Fund receives 1-month USD LIBOR minus 2.10%. Payment frequency-monthly. Fund pays return on reference entity. Payment frequency-upon termination.
(d)	Fund receives 1-month USD LIBOR minus 11.00%. Payment frequency-monthly. Fund pays return on reference entity. Payment frequency-upon termination.
(e)	Fund receives 1-month USD LIBOR minus 2.00%. Payment frequency-monthly. Fund pays return on reference entity. Payment frequency-upon termination.
(f)	Fund receives 1-month USD LIBOR minus 3.00%. Payment frequency-monthly. Fund pays return on reference entity. Payment frequency- upon termination.
(g)	Fund receives 1-month USD LIBOR minus 0.55%. Payment frequency-monthly. Fund pays return on reference entity. Payment frequency-upon termination.
(h)	Fund receives 1-month USD LIBOR minus 1.40%. Payment frequency-monthly. Fund pays return on reference entity. Payment frequency-monthly.
(i)	Fund receives 1-month USD LIBOR minus 2.50%. Payment frequency-monthly. Fund pays return on reference entity. Payment frequency-upon termination.
(j)	Fund receives 1-month USD LIBOR. Payment frequency-monthly. Fund pays return on reference entity. Payment frequency-upon termination.
LIBOR = London Interbank Offered Rate
(k)	Effective rate at July 31, 2018.
(l)	The following table represents required component disclosures associated with the S&P 500 Growth Index swap as of July 31, 2018:

Description	Index Shares	Component Weighting	Fund Value
Apple Inc.	(2,034)	7.3%	$37,652
Microsoft Corporation	(1,772)	6.3%	32,810
Amazon.com, Inc.	(1,557)	5.6%	28,817
Facebook, Inc. Class A	(900)	3.2%	16,664
Alphabet Inc. Class C	(804)	2.9%	14,877
Alphabet Inc. Class A	(797)	2.9%	14,755
Visa Inc. Class A	(531)	1.9%	9,832
UnitedHealth Group Incorporated	(529)	1.9%	9,796
Home Depot, Inc.	(495)	1.8%	9,172
Boeing Company	(424)	1.5%	7,855
Johnson & Johnson	(417)	1.5%	7,727
Mastercard Incorporated Class A	(395)	1.4%	7,308
NVIDIA Corporation	(323)	1.2%	5,983
Netflix, Inc.	(319)	1.1%	5,905
AbbVie, Inc.	(304)	1.1%	5,627
Bank of America Corp.	(304)	1.1%	5,627
Intel Corporation	(278)	1.0%	5,143
3M Company	(274)	1.0%	5,074
McDonald's Corporation	(269)	1.0%	4,980
Adobe Systems Incorporated	(262)	0.9%	4,851

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

Abbott Laboratories	(250)	0.9%	4,626
Texas Instruments Incorporated	(237)	0.8%	4,387
Pfizer Inc.	(234)	0.8%	4,325
Booking Holdings Inc.	(213)	0.8%	3,934
salesforce.com, inc.	(210)	0.8%	3,894
PayPal Holdings Inc.	(199)	0.7%	3,691
Cisco Systems, Inc.	(199)	0.7%	3,683
Broadcom Inc.	(194)	0.7%	3,584
Comcast Corporation Class A	(179)	0.6%	3,307
Coca-Cola Company	(175)	0.6%	3,235
PepsiCo, Inc.	(174)	0.6%	3,216
Walt Disney Company	(173)	0.6%	3,194
Amgen Inc.	(168)	0.6%	3,109
Procter & Gamble Company	(164)	0.6%	3,029
Oracle Corporation	(158)	0.6%	2,917
Honeywell International Inc.	(153)	0.5%	2,832
Thermo Fisher Scientific Inc.	(148)	0.5%	2,735
Philip Morris International Inc.	(146)	0.5%	2,700
Becton, Dickinson and Company	(145)	0.5%	2,693
NIKE, Inc. Class B	(144)	0.5%	2,661
Gilead Sciences, Inc.	(143)	0.5%	2,648
Merck & Co., Inc.	(143)	0.5%	2,640
American Tower Corporation	(142)	0.5%	2,636
Accenture Plc Class A	(140)	0.5%	2,599
Celgene Corporation	(138)	0.5%	2,563
Altria Group Inc.	(135)	0.5%	2,504
CSX Corporation	(135)	0.5%	2,491
Charles Schwab Corporation	(133)	0.5%	2,468
Micron Technology, Inc.	(133)	0.5%	2,465
Bristol-Myers Squibb Company	(132)	0.5%	2,435

(m)      The following table represents required component disclosures associated with the S&P 500 Growth Index swap as of July 31, 2018:

Description	Index Shares	Component Weighting	Fund Value
Apple Inc.	(612)	7.3%	$11,323
Microsoft Corporation	(533)	6.3%	9,867
Amazon.com, Inc.	(468)	5.6%	8,667
Facebook, Inc. Class A	(271)	3.2%	5,012
Alphabet Inc. Class C	(242)	2.9%	4,474
Alphabet Inc. Class A	(240)	2.9%	4,437
Visa Inc. Class A	(160)	1.9%	2,957
UnitedHealth Group Incorporated	(159)	1.9%	2,946
Home Depot, Inc.	(149)	1.8%	2,758
Boeing Company	(128)	1.5%	2,362
Johnson & Johnson	(126)	1.5%	2,324
Mastercard Incorporated Class A	(119)	1.4%	2,198
NVIDIA Corporation	(97)	1.2%	1,799
Netflix, Inc.	(96)	1.1%	1,776
AbbVie, Inc.	(91)	1.1%	1,692
Bank of America Corp.	(91)	1.1%	1,692
Intel Corporation	(84)	1.0%	1,547
3M Company	(82)	1.0%	1,526
McDonald's Corporation	(81)	1.0%	1,498
Adobe Systems Incorporated	(79)	0.9%	1,459
Abbott Laboratories	(75)	0.9%	1,391
Texas Instruments Incorporated	(71)	0.8%	1,319
Pfizer Inc.	(70)	0.8%	1,301
Booking Holdings Inc.	(64)	0.8%	1,183
salesforce.com, inc.	(63)	0.8%	1,171
PayPal Holdings Inc.	(60)	0.7%	1,110
Cisco Systems, Inc.	(60)	0.7%	1,108
Broadcom Inc.	(58)	0.7%	1,078
Comcast Corporation Class A	(54)	0.6%	995
Coca-Cola Company	(53)	0.6%	973
PepsiCo, Inc.	(52)	0.6%	967
Walt Disney Company	(52)	0.6%	961
Amgen Inc.	(51)	0.6%	935
Procter & Gamble Company	(49)	0.6%	911
Oracle Corporation	(47)	0.6%	877

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

Honeywell International Inc.	(46)	0.5%	852
Thermo Fisher Scientific Inc.	(44)	0.5%	822
Philip Morris International Inc.	(44)	0.5%	812
Becton, Dickinson and Company	(44)	0.5%	810
NIKE, Inc. Class B	(43)	0.5%	800
Gilead Sciences, Inc.	(43)	0.5%	796
Merck & Co., Inc.	(43)	0.5%	794
American Tower Corporation	(43)	0.5%	793
Accenture Plc Class A	(42)	0.5%	782
Celgene Corporation	(42)	0.5%	771
Altria Group Inc.	(41)	0.5%	753
CSX Corporation	(40)	0.5%	749
Charles Schwab Corporation	(40)	0.5%	742
Micron Technology, Inc.	(40)	0.5%	741
Bristol-Myers Squibb Company	(40)	0.5%	732

At July 31, 2018, the Fund had cash collateral of $3,870,000 and $6,290,000 deposited in segregated accounts for Citibank N.A. and Goldman Sachs International, respectively, to cover collateral requirements on over-the-counter derivatives.

Purchased option contracts (“options purchased”)
At July 31, 2018, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Calls

Aerospace & Defense
General Dynamics Corp.	438	$8,749,488	$205	11/16/2018	$269,370

Capital Markets
KKR & Co. LP	4,567	12,504,446	25	9/21/2018	1,164,585

Food Products
Hain Celestial Group, Inc.	2,755	7,835,220	37	8/17/2018	0	(a)(b)
Hain Celestial Group, Inc.	2,723	7,744,212	31	11/16/2018	449,295
Hain Celestial Group, Inc.	1,200	3,412,800	36	11/16/2018	66,000
					515,295

Index
S&P 500 Index	1,014	285,571,806	3,000	12/21/2018	1,176,240

Internet & Direct Marketing Retail
Booking Holdings, Inc.	41	8,317,752	2,100	10/19/2018	280,850

Oil, Gas & Consumable Fuels
Enbridge, Inc.	2,740	9,707,820	35	10/19/2018	411,000

Professional Services
Equifax, Inc.	1,064	13,353,200	130	1/18/2019	558,600

Specialty Retail
Hudson Ltd.	692	1,169,480	17.5	9/21/2018	50,170
Lowe's Cos., Inc.	939	9,328,026	110	1/18/2019	225,360
Tractor Supply Co.	619	4,830,676	80	8/17/2018	54,163
					329,693

Textiles, Apparel & Luxury Goods
PVH Corp.	370	5,680,240	155	9/21/2018	192,400

Total options purchased (cost $4,499,826)					$4,898,033

Written option contracts (“options written”)
At July 31, 2018, the Fund had outstanding options written as follows:

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Calls

Chemicals
Ashland Global Holdings, Inc.	1,253	$(10,288,383)	$85	10/19/2018	$(266,263)

Insurance
American Equity Investment Life Holding Co.	5,905	(21,098,565)	35	2/15/2019	(1,653,400)

IT Services
WEX, Inc.	548	(10,402,136)	185	8/17/2018	(504,160)

Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.	2,011	(12,769,850)	70	12/21/2018	(504,761)

Specialty Retail
Party City Holdco, Inc.	9,167	(14,438,025)	17.5	10/19/2018	(458,350)
Tractor Supply Co.	1,221	(9,528,684)	85	8/17/2018	(15,262)
					(473,612)
Total calls (premium received $3,617,495)					$(3,402,196)

Puts

Aerospace & Defense
General Dynamics Corp.	438	$(8,749,488)	$180	11/16/2018	$(105,120)

Banks
Comerica, Inc.	625	(6,058,750)	90	1/18/2019	(204,687)

Capital Markets
CME Group, Inc.	627	(9,976,824)	145	9/21/2018	(62,700)
Goldman Sachs Group, Inc.	365	(8,666,195)	200	9/21/2018	(7,665)
					(70,365)

Energy Equipment & Services
Cactus, Inc.	915	(2,993,880)	30	2/15/2019	(290,512)
Cactus, Inc.	1,826	(5,974,672)	35	2/15/2019	(958,650)
					(1,249,162)

Food Products
Conagra Brands, Inc.	1,550	(5,690,050)	33	9/21/2018	(27,125)
Conagra Brands, Inc.	1,482	(5,440,422)	35	9/21/2018	(66,690)
Hain Celestial Group, Inc.	1,135	(3,227,940)	30	8/17/2018	(218,488)
Hain Celestial Group, Inc.	2,723	(7,744,212)	25	11/16/2018	(285,915)
Hain Celestial Group, Inc.	1,200	(3,412,800)	28	11/16/2018	(264,000)
					(862,218)

Hotels, Restaurants & Leisure
Dave & Buster's Entertainment, Inc.	1,150	(5,652,250)	45	8/17/2018	(43,125)
Dave & Buster's Entertainment, Inc.	1,702	(8,365,330)	40	10/19/2018	(182,965)
					(226,090)

Insurance
American Equity Investment Life Holding Co.	3,936	(14,063,328)	30	2/15/2019	(246,000)

Internet & Direct Marketing Retail
Booking Holdings, Inc.	45	(9,129,240)	1,900	10/19/2018	(191,250)

Internet Software & Services
Facebook, Inc.	500	(8,629,000)	160	11/16/2018	(283,750)

Multiline Retail
Ollie's Bargain Outlet Holdings, Inc.	1,204	(8,367,800)	60	10/19/2018	(156,520)

Oil, Gas & Consumable Fuels
Enbridge, Inc.	2,740	(9,707,820)	27.5	10/19/2018	(27,400)

Professional Services
Equifax, Inc.	1,200	(15,060,000)	105	1/18/2019	(162,000)

Specialty Retail

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

Hudson Ltd.	692	(1,169,480)	15	9/21/2018	(19,696)	(a)(b)
Lowe's Cos., Inc.	939	(9,328,026)	92.5	1/18/2019	(300,480)
Party City Holdco, Inc.	4,600	(7,245,000)	14	10/19/2018	(223,166)	(c)
					(543,342)

Textiles, Apparel & Luxury Goods
PVH Corp.	750	(11,514,000)	140	8/17/2018	(22,500)
PVH Corp.	740	(11,360,480)	140	9/21/2018	(116,550)
					(139,050)
Total puts (premium received $6,238,990)					$(4,466,954)

Total options written (premium received $9,856,485)					$(7,869,150)

(a)	Security fair valued as of July 31, 2018 in accordance with procedures approved by the Board of Trustees.
(b)	Value determined using significant unobservable inputs.
(c)	Over-the-counter option. Counterparty is Goldman Sachs International.

At July 31, 2018, the Fund had securities pledged in the amount of $89,020,220 to cover collateral requirements for options written.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks(a)	$2,716,612	$—	$—	$2,716,612
Preferred Stocks
Health Care	—	—	15,003	15,003
Other Preferred Stocks(a)	12,889	—	—	12,889
Total Preferred Stocks	12,889	—	15,003	27,892
Corporate Bonds(a)	—	165,422	—	165,422
Convertible Bonds(a)	—	6,259	—	6,259
Master Limited Partnerships(a)	27,664	—	—	27,664
Warrants(a)	3,706	—	—	3,706
Options Purchased(b)	4,898	—	0	4,898
Short-Term Investments	—	432,323	—	432,323
Total Long Positions	$2,765,769	$604,004	$15,003	$3,384,776

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2018
Investments in Securities:
(000’s omitted)
Preferred Stocks(d) Health Care	$11,550	$-	$-	$1,684	$1,769	$-	$-	$-	$15,003	$1,684
Options Purchased(f) Calls Food Products	-	-	(534)	(569)	1,187	(84)	-	-	0	(569)
Total	$11,550	$-	$(534)	$1,115	$2,956	$(84)	$-	$-	$15,003	$1,115

(d)	The following table presents additional information about valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2018:

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

Asset class	Fair value at 7/31/2018	Valuation approach	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from decrease in input(e)
Preferred Stock	$13,234	Market Transaction Method	Transaction Price	$10.06	$10.06	Decrease
Preferred Stock	1,769	Market Transaction Method	Transaction Price	10.06	10.06	Decrease

(e)
Represents the expected directional change in the fair value of the Level 3 investments that would result from a decrease in the corresponding input. An increase to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(f)
As of the period ended July 31, 2018, these investments were valued based on using methods the Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:

Liabilities Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(386,105)	$—	$—	$(386,105)
Corporate Bonds Sold Short(a)	—	(23,310)	—	(23,310)
Exchange Traded Funds Sold Short	(101,408)	—	—	(101,408)
Master Limited Partnerships Sold Short(a)	(5,202)	—	—	(5,202)
Total Short Positions	$(492,715)	$(23,310)	$—	$(516,025)

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended July 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Futures(a)
Assets	$283	$—	$—	$283
Liabilities	(3,250)	—	—	(3,250)
Swaps
Assets	—	1,465	—	1,465
Liabilities	—	(8,890)	—	(8,890)
Options Written
Liabilities	(7,626)	(223)	(20)	(7,869)
Total	$(10,593)	$(7,648)	$(20)	$(18,261)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2018
Investments in Securities:
(000’s omitted)
Options Written(c) Puts Specialty Retail	$-	$-	$-	$0	$-	$(20)	$-	$-	$(20)	$0
Total	$-	$-	$-	$0	$-	$(20)	$-	$-	$(20)	$0

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

(c)
As of the period ended July 31, 2018, these investments were valued based on using methods the Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

§ Investments in Affiliates(a):

	Balance of Shares Held October 31, 2017	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held July 31, 2018	Value July 31, 2018	Distributions from Investments in Affiliated Issuers	Net Realized Gain/(Loss) from Investments in Affiliated Issuers	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Issuers
Long Short

Hudson Ltd. Class A	-	2,783,800	531,800	2,252,000	$38,058,800	$-*	$(750,112)	$(3,579,529)

Total(b)					$38,058,800	$-	$(750,112)	$(3,579,529)

(a)	Affiliated issuers, as defined in the Investment Company Act of 1940, as amended.

(b)	At July 31, 2018, the value of these securities amounted to approximately 1.1% of net assets of the Fund.

*	Non-income producing security.

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) July 31, 2018

NUMBER OF SHARES		VALUE†
		(000's omitted)
Common Stocks 0.5%
Energy Equipment & Services 0.2%
1,526	Seadrill Ltd.	$31	*

Hotels, Restaurants & Leisure 0.3%
5,000	Caesars Entertainment Corp.	56	*

	Total Common Stocks (Cost $318)	87
PRINCIPAL AMOUNT(a)
(000's omitted)

Loan Assignments(b) 10.5%

Electronics - Electrical 3.3%
	Digicert Holdings
$369	Term Loan B1, (1 month USD LIBOR + 5.25%), 7.33%, due 10/31/24	368
210	Second Lien Term Loan, (1 month USD LIBOR + 8.00%), 10.08%, due 10/31/25	207

		575
Health Care 1.3%
233	Grifols SA, Term Loan, (1 week USD LIBOR + 2.25%), 4.20%, due 1/31/25	233

Metals & Mining 4.7%
300	Aleris International, Inc., Term Loan, (1 month USD LIBOR + 4.75%), due 2/27/23	302	(c)(d)
498	Consol Energy, Inc., First Lien Term Loan B, (3 month USD LIBOR + 6.00%), 8.32%, due 11/28/22	509
		811
Steel 1.2%
199	Big River Steel, Term Loan B, (3 month USD LIBOR + 5.00%), 7.33%, due 8/23/23	202
	Total Loan Assignments (Cost $1,792)	1,821

Corporate Bonds 95.0%

Banks 16.6%
500	Barclays Bank PLC, 7.63%, due 11/21/22	541
550	HSBC Holdings PLC, (5 year USD ICE Swap + 5.51%), 6.88%, due 6/1/21	579	(b)(e)(f)
500	JPMorgan Chase & Co., Ser. 1, (3 month USD LIBOR + 3.47%), 5.81%, due 10/30/18	502	(b)(f)
500	Royal Bank of Scotland Group PLC, (5 year USD Swap + 7.60%), 8.63%, due 8/15/21	540	(b)(f)
700	Societe Generale SA, (5 year USD Swap + 6.24%), 7.38%, due 9/13/21	736	(b)(e)(f)(g)
		2,898
Commercial Services 2.6%
424	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 5/15/23	454	(e)(g)

Diversified Financial Services 6.0%
300	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, due 4/1/20	305	(g)
750	SLM Corp., 5.50%, due 1/25/23	733	(h)
		1,038
Electric 0.5%
100	Pampa Energia SA, 7.38%, due 7/21/23	97	(g)

Food 3.5%
600	JBS USA LUX SA/JBS USA Finance, Inc., 7.25%, due 6/1/21	604	(e)(g)

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE†
(000's omitted)			(000's omitted)

Healthcare - Services 6.9%
	$375	CHS/Community Health Systems, Inc., 5.13%, due 8/1/21	$355
	800	HCA, Inc., 5.88%, due 3/15/22	841	(h)
			1,196
Iron/Steel 5.4%
		Allegheny Technologies, Inc.
	70	5.95%, due 1/15/21	71
	300	7.88%, due 8/15/23	324
	550	Steel Dynamics, Inc., 5.13%, due 10/1/21	556	(h)
			951
Media 15.9%
	700	Altice Luxembourg SA, 7.75%, due 5/15/22	696	(g)(h)
	350	CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 5/1/23	349	(g)
	400	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, due 12/15/21	399	(e)(g)
	419	CSC Holdings LLC, 10.88%, due 10/15/25	486	(e)(g)
	700	DISH DBS Corp., 5.00%, due 3/15/23	606	(h)
	250	Univision Communications, Inc., 5.13%, due 2/15/25	232	(g)
			2,768
Mining 7.6%
	700	First Quantum Minerals Ltd., 7.00%, due 2/15/21	707	(g)
	600	Hudbay Minerals, Inc., 7.25%, due 1/15/23	617	(g)
			1,324
Oil & Gas 3.6%
	400	PBF Holding Co. LLC/PBF Finance Corp., 7.00%, due 11/15/23	416	(e)
	250	Seadrill Ltd., 6.13%, due 9/15/17	0	(i)(j)(o)
	14	Seadrill New Finance Ltd., 4.00% Cash/8.00% PIK, due 7/15/25	15	(g)(k)
	200	YPF SA, 8.50%, due 3/23/21	206	(e)(g)
			637
Packaging & Containers 1.1%
	200	ARD Securities Finance SARL, 8.75% Cash/8.75% PIK, due 1/31/23	200	(g)(k)

Pharmaceuticals 2.7%
	500	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, due 7/21/21	466

Pipelines 2.4%
	100	DCP Midstream Operating L.P., 5.60%, due 4/1/44	96
	300	Williams Cos., Inc., 5.75%, due 6/24/44	319
			415
Semiconductors 1.2%
	200	NXP BV/NXP Funding LLC, 4.63%, due 6/1/23	202	(g)

Software 8.6%
	700	Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% Cash/7.88% PIK, due 5/1/21	707	(g)(h)(k)
	246	Project Homestake Merger Corp., 8.88%, due 3/1/23	230	(g)
	550	Rackspace Hosting, Inc., 8.63%, due 11/15/24	556	(e)(g)
			1,493
Storage/Warehousing 1.4%
EUR	200	Algeco Global Finance PLC, 6.50%, due 2/15/23	243	(g)

Telecommunications 9.0%
	$300	CenturyLink, Inc., Ser. W, 6.75%, due 12/1/23	307
	50	Frontier Communications Corp., 8.50%, due 4/1/26	48	(g)
	500	Intelsat Jackson Holdings SA, 5.50%, due 8/1/23	461	(e)
	400	Qwest Corp., 6.75%, due 12/1/21	425

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE†
(000's omitted)			(000's omitted)
	$300	Telesat Canada/Telesat LLC, 8.88%, due 11/15/24	$322	(g)
			1,563
		Total Corporate Bonds (Cost $16,826)	16,549

Foreign Government Securities 1.4%
		Argentine Republic Government International Bond
	190	6.88%, due 4/22/21	191
	100	2.50%, due 12/31/38	60	(l)
		Total Foreign Government Securities (Cost $268)	251
NUMBER OF SHARES

Short-Term Investments 5.2%

Investment Companies 5.2%
	896,716	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.83%(m) (Cost $897)	897	(e)

		Total Investments 112.6% (Cost $20,101)	19,605
		Liabilities Less Other Assets (12.6)%	(2,188)	(n)

		Net Assets 100.0%	$17,417

*	Non-income producing security.
(a)	Principal amount is stated in the currency in which the security is denominated. EUR = Euro
(b)
Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:
LIBOR - London Interbank Offered Rate
ICE- Intercontinental Exchange

(c)	All or a portion of this security was purchased on a delayed delivery basis.
(d)	All or a portion of this security has not settled as of July 31, 2018 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(e)
All or a portion of this security is segregated in connection with obligations for delayed delivery securities, reverse repurchase agreements, forward foreign currency contracts and/or swaps with a total value of approximately $5,692,000.

(f)	Perpetual Bond Security. The rate reflected was the rate in effect on July 31, 2018. The maturity date reflects the next call date.
(g)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2018, these securities amounted to approximately $8,411,000 which represents 48.3% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(h)	All or a portion of this security is pledged as collateral for reverse repurchase agreements.
(i)	Illiquid security.
(j)
Security fair valued as of July 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2018 amounted to approximately $0, which represents 0.0% of net assets of the Fund.

(k)	Payment-in-kind (PIK) security.
(l)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2018.

(m)	Represents 7-day effective yield as of July 31, 2018.
(n)	Includes the impact of the Fund's open positions in derivatives at July 31, 2018.
(o)	Value determined using significant unobservable inputs.

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) (cont’d)

Reverse Repurchase Agreements

At July 31, 2018, open positions in reverse repurchase agreements for the Fund were as follows:

Counterparty	Trade Date	Maturity Date(a)	Interest Rate Paid (Received)	Principal Amount	Value including Accrued Interest	Type of Underlying Collateral	Value of Securities Pledged as Collateral	Remaining Contractual Maturity of the Agreements(a)
Citigroup Global Markets, Inc.(b)	1/24/2018	Open/Demand	2.40%	$539,000	$545,791	Corporate Bonds	$605,500	Overnight and Continuous
Nomura Securities International Inc.	2/13/2018	Open/Demand	2.00%	1,742,509	1,758,772	Corporate Bonds	1,814,938	Overnight and Continuous
Nomura Securities International Inc.	2/21/2018	Open/Demand	2.25%	655,200	661,752	Corporate Bonds	707,000	Overnight and Continuous
Nomura Securities International Inc.	3/28/2018	Open/Demand	2.25%	592,200	596,827	Corporate Bonds	696,500	Overnight and Continuous

(a)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(b)	At July 31, 2018, the Fund also had cash collateral of $93,000 deposited in a segregated account for Citigroup Global Markets, Inc. to cover collateral requirements on reverse repurchase agreements.

Derivative Instruments

Forward foreign currency contracts ("forward contracts")

At July 31, 2018, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
209,059	USD	177,285	EUR	Goldman Sachs International	10/16/2018	$584
Total net unrealized appreciation						$584

EUR = Euro

Credit default swap contracts ("credit default swaps")

At July 31, 2018, the Fund had outstanding credit default swaps as follows:

Over-the-counter Credit Default Swaps — Buy Protection

Swap Counterparty	Reference Entity	Notional Amount(a)	Financing Rate Paid by the Fund(b)	Maturity Date	Upfront Payments (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
BNP Paribas S.A.	Natixis, Senior Securities	EUR 250,000	1.00%	6/20/2020	$(4,038)	$(816)	$(341)	$(5,195)
Bank of America, N.A.	AK Steel Corp., Senior Securities	$ 250,000	5.00%	6/20/2020	(18,019)	1,486	(1,458)	(17,991)
Bank of America, N.A.	United States Steel Corp., Senior Securities	250,000	5.00%	6/20/2020	(13,108)	(8,110)	(1,458)	(22,676)

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) (cont’d)

Goldman Sachs International	KB Home, Senior Securities	250,000	5.00%	12/20/2022	(31,957)	4,271	(1,458)	(29,144)
Total					$(67,122)	$(3,169)	$(4,715)	$(75,006)

(a)	Notional amount is stated in the currency in which the contract is denominated. EUR = Euro
(b)	Payment frequency – quarterly.

Over-the-counter Credit Default Swaps — Sell Protection

Swap Counterparty	Reference Entity	Notional Amount	Financing Rate Paid by the Fund(a)	Maturity Date	Upfront Payments (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
Citibank N.A.	Republic of Argentina, Senior Securities	$500,000	5.00%	6/20/2023	$46,131	$(29,161)	$2,917	$19,887
Citibank N.A.	Petrobras Global Finance, Senior Securities	300,000	1.00%	6/20/2023	(13,183)	(10,437)	350	(23,270)
Total					$32,948	$(39,598)	$3,267	$(3,383)

(a)	Payment frequency – quarterly.

Total return basket swap contracts (“total return basket swaps”)

At July 31, 2018, the Fund had outstanding total return basket swap(a) as follows:

Counterparty	Description	Maturity Date(s)	Value
Goldman Sachs International	The Fund receives the total return on a portfolio of long positions, and pays a specified LIBOR rate plus or minus a spread*. The receipts may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.	3/14/2019	$33,368

(a) The following table represents required component disclosures associated with the total return basket swaps with Goldman Sachs International as of July 31, 2018.

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Percentage of Net Assets
Long Positions
GSCBEN12(b)
BP PLC	389	$31,323	$5,694	0.0%
ConocoPhillips	307	39,602	7,200	0.0%
Royal Dutch Shell PLC	243	29,757	5,410	0.0%
TOTAL SA	263	30,611	5,566	0.0%
Exxon Mobil Corp	175	25,546	4,645	0.0%
Chevron Corp	123	27,646	5,026	0.0%
		$184,485	$33,541	0.0%
Accrued Net Interest Receivable/ (Payable)			(173)
Total Return Basket Swaps, at Value			$33,368

(b)	Fund pays 1-month LIBOR (USD) plus 0.50% (effective rate at 7/31/2018 was 2.57%); Payment frequency-monthly. Fund receives the return on reference entity. Payment frequency-upon termination.

*	Benchmark Floating Rates
LIBOR - London Interbank Offered Rate

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) (cont’d)

Total return swap contracts ("total return swaps")

At July 31, 2018, the Fund had outstanding over-the-counter  total return swaps as follows:

Long Total Return Swaps

Counterparty	Reference Entity	Notional Amount	Maturity Date	Variable- rate(d)	Upfront Payments (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
BNP Paribas S.A.	Antero Resources Corp., Senior Unsecured Notes, 5.38%, due 11/1/2021	$153,076	4/15/2019	2.92%(a)	$—	$(1,722)	$(202)	$(1,924)
BNP Paribas S.A.	DCP Midstream Operating LP, Senior Unsecured Notes, 5.60%, due 4/1/44	368,301	4/15/2019	2.92%(a)	—	(31,243)	(456)	(31,699)
BNP Paribas S.A.	Chesapeake Energy Corp., Senior Unsecured Notes, 5.60%, due 4/15/2019	522,311	6/17/2019	2.92%(a)	—	2,904	(593)	2,311
Goldman Sachs International	IShares IBoxx $ Investment Grade	578,800	9/30/2019	2.28%(b)	—	(5,913)	(37)	(5,950)
Goldman Sachs International	Alerian MLP ETF	54,700	8/26/2019	2.98%(c)	—	2,505	(60)	2,445
Total					$—	$(33,469)	$(1,348)	$(34,817)

(a)	Fund pays 1-month USD LIBOR plus 0.85%. Payment frequency—monthly. Fund receives return on reference entity. Payment frequency—upon termination.
(b)	Fund pays 1-month USD LIBOR plus 0.20%. Payment frequency—monthly. Fund receives return on reference entity. Payment frequency—upon termination.
(c)	Fund pays 1-month USD LIBOR plus 0.90%. Payment frequency—monthly. Fund receives return on reference entity. Payment frequency—upon termination.
(d)	Effective rate at July 31, 2018.

Short Total Return Swaps

Counterparty	Reference Entity		Notional Amount(a)	Maturity Date	Variable- rate(f)	Upfront Payments (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
BNP Paribas S.A.	HCA, Inc., Senior Unsecured Notes, 5.88%, due 2/15/2026		$(313,814)	8/20/2018	1.57%(b)	$—	$13,604	$210	$13,814
BNP Paribas S.A.	Grifols SA, Senior Unsecured Notes, 3.20%, due 5/1/2025	EUR	(225,915)	9/18/2018	(1.37)%(c)	—	1,207	(137)	1,070

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) (cont’d)

BNP Paribas S.A.	Care Capital Properties LP, 5.13%, due 8/15/2026		$(210,760)	9/26/2018	1.57%(b)	—	10,620	140	10,760
BNP Paribas S.A.	HCA, Inc., Senior Unsecured Notes, 5.88%, due 2/15/2026		(91,244)	11/15/2018	1.57%(b)	—	1,181	63	1,244
BNP Paribas S.A.	Macy’s Retail Holdings, Inc., Senior Unsecured Notes, 3.88%, due 1/15/2022		(509,477)	11/15/2018	2.58%(d)	—	8,904	573	9,477
BNP Paribas S.A.	Michael’s Stores, Inc., Senior Subordinated Notes, 5.88%, due 12/15/2020		(512,174)	11/15/2018	1.57%(b)	—	11,823	351	12,174
BNP Paribas S.A.	SBA Communications Corp., Senior Unsecured Notes, 4.88%, due 7/15/2022		(262,102)	11/15/2018	1.57%(b)	—	11,927	175	12,102
BNP Paribas S.A.	SFR/Numericable Group SA, 5.38%, due 5/15/2022	EUR	(248,282)	12/17/2018	(1.12)%(e)	—	(1,884)	(124)	(2,008)
BNP Paribas S.A.	HCA, Inc., Senior Unsecured Notes, 5.88%, due 2/15/2026		$(157,160)	6/17/2019	1.57%(b)	—	(2,945)	105	(2,840)
Total						$—	$54,437	$1,356	$55,793

(a)	Notional amount is stated in the currency in which the contract is denominated. EUR = Euro
(b)	Fund receives 1-month USD LIBOR minus 0.50%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(c)	Fund receives 1-month EURIBOR minus 1.00%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(d)	Fund receives 1-month USD LIBOR plus 0.50%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(e)	Fund receives 1-month EURIBOR minus 0.75%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(f)	Effective rate at July 31, 2018.

Benchmark Floating Rates:
EURIBOR - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate

At July 31, 2018, the Fund had cash collateral of $750,000 deposited in a segregated account for BNP Paribas SA to cover collateral requirements on over-the-counter derivatives.

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$87	$—	$—	$87
Loan Assignments(a)	—	1,821	—	1,821
Corporate Bonds
Oil & Gas	—	637	0	637
Other Corporate Bonds(a)	—	15,912	—	15,912
Total Corporate Bonds	—	16,549	0	16,549
Foreign Government Securities	—	251	—	251
Short-Term Investments	—	897	—	897
Total Investments	$87	$19,518	$0	$19,605

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of 7/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2018
Investments in Securities:
Loan Assignments(c)
Steel	$204	$—	$—	$—	$—	$—	$—	$(204)	$—	$—

Corporate Bonds(c)
Oil & Gas	—	—	—	0	0	—	—	—	0	0
Total	$204	$—	$—	$0	$0	$—	$—	$(204)	$0	$0

(c)
Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ended July 31, 2018, certain securities were transferred from one level (as of October 31, 2017) to another. Based on beginning of period market values as of November 1, 2017, approximately $204,000 was transferred from Level 3 to Level 2.  Transfers of loan assignments out of Level 3 were primarily due to the pricing methodology using a single observable input (Level 3) by the independent pricing service. As of the period ended July 31, 2018, the Fund had no transfers between Levels 1 and 2.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:
Liabilities Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments
Reverse Repurchase Agreements	$—	$(3,563)	$—	$(3,563)

As of the period ended July 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2018:
Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Forward Contracts(a)
Assets	$—	$1	$—	$1
Swaps
Assets	—	119	—	119
Liabilities	—	(143)	—	(143)
Total	$—	$(23)	$—	$(23)

(a)	Forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) July 31, 2018

Number of Shares		Value† (000's omitted)
Common Stocks 35.9%

Aerospace & Defense 0.6%
4,600	BAE Systems PLC	$39
89	Boeing Co.	32
190	Lockheed Martin Corp.	62
76	Raytheon Co.	15
		148
Air Freight & Logistics 0.2%
443	Oesterreichische Post AG	21
3,391	Royal Mail PLC	21
		42
Airlines 0.0%(a)
87	Copa Holdings SA Class A	8

Auto Components 0.0%(a)
273	Nokian Renkaat OYJ	12

Automobiles 0.4%
102	Bayerische Motoren Werke AG	10
309	Daimler AG	21
2,729	Ford Motor Co.	27
2,100	Nissan Motor Co. Ltd.	20
248	Renault SA	22
		100
Banks 2.1%
500	Aozora Bank Ltd.	19
711	Australia & New Zealand Banking Group Ltd.	15
155	Bank of NT Butterfield & Son Ltd.	8
576	BB&T Corp.	29
350	Citigroup, Inc.	25
134	Danske Bank A/S	4
1,330	First Hawaiian, Inc.	38
458	Huntington Bancshares, Inc.	7
844	ING Groep NV	13
1,801	Intesa Sanpaolo SpA	6
2,622	Intesa Sanpaolo SpA	8
625	JPMorgan Chase & Co.	72
242	KBC Group NV	19
882	Nordea Bank AB	9
977	People's United Financial, Inc.	18
208	PNC Financial Services Group, Inc.	30
258	Royal Bank of Canada	20
438	Skandinaviska Enskilda Banken AB, Class A	5
804	SunTrust Banks, Inc.	58
528	U.S. Bancorp	28
2,090	Umpqua Holdings Corp.	44
478	Wells Fargo & Co.	27
		502
Beverages 0.4%
2,359	Coca-Cola Amatil Ltd.	17
706	Coca-Cola Co.	33
6	Heineken Holding NV	1
325	PepsiCo, Inc.	37
		88
Number of Shares		Value† (000's omitted)

Biotechnology 0.2%
625	Gilead Sciences, Inc.	$49

Capital Markets 0.2%
177	CME Group, Inc.	28
1,450	Virtu Financial, Inc. Class A	29
		57
Chemicals 0.9%
92	Air Products & Chemicals, Inc.	15
206	BASF SE	20
261	Celanese Corp. Series A	31
312	Eastman Chemical Co.	32
490	LyondellBasell Industries NV Class A	54
450	Nutrien Ltd.	25
187	Praxair, Inc.	31
86	Scotts Miracle-Gro Co.	7
		215
Commercial Services & Supplies 0.3%
396	KAR Auction Services, Inc.	24
155	Republic Services, Inc.	11
55	Societe BIC SA	5
337	Waste Management, Inc.	30
		70
Communications Equipment 0.4%
1,503	Cisco Systems, Inc.	63
3,623	Nokia OYJ	20
1,800	VTech Holdings Ltd.	20
		103
Construction & Engineering 0.1%
500	Ferrovial SA	10
225	Vinci SA	23
		33
Containers & Packaging 0.6%
260	Avery Dennison Corp.	30
264	Bemis Co., Inc.	12
1,021	International Paper Co.	55
243	Packaging Corp. of America	28
289	Sonoco Products Co.	16
54	WestRock Co.	3
		144
Diversified Consumer Services 0.0%(a)
209	H&R Block, Inc.	5

Diversified Telecommunication Services 1.0%
895	AT&T, Inc.	29
487	BCE, Inc.	21
14,201	Bezeq Israeli Telecommunication Corp. Ltd.	15
127	Cogent Communications Holdings, Inc.	7
528	Elisa OYJ	23
1,186	Orange SA	20
268	Sunrise Communications Group AG	24	*(b)
48	Swisscom AG	22

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)
2,311	Telefonica Deutschland Holding AG	$10
1,364	Verizon Communications, Inc.	70
		241
Electric Utilities 1.6%
150	ALLETE, Inc.	12
500	CK Infrastructure Holdings Ltd.	4
1,000	CLP Holdings Ltd.	11
950	Endesa SA	22
907	Evergy, Inc.	51
832	Exelon Corp.	35
930	FirstEnergy Corp.	33
1,013	Fortum OYJ	25
104	Hawaiian Electric Industries, Inc.	4
10,500	HK Electric Investments & HK Electric Investments Ltd.	11	(b)
147	IDACORP, Inc.	14
1,108	Mercury NZ Ltd.	2
391	NextEra Energy, Inc.	65
595	OGE Energy Corp.	22
262	Portland General Electric Co.	12
3,000	Power Assets Holdings Ltd.	21
889	PPL Corp.	26
1,176	SSE PLC	19
		389
Electrical Equipment 0.3%
152	ABB Ltd.	4
375	Eaton Corp. PLC	31
421	Emerson Electric Co.	30
		65
Energy Equipment & Services 0.1%
325	Helmerich & Payne, Inc.	20
17	Schlumberger Ltd.	1
		21
Equity Real Estate Investment Trusts 5.5%
462	Alexandria Real Estate Equities, Inc.	59
532	American Campus Communities, Inc.	22
297	American Tower Corp.	44
657	Apple Hospitality REIT, Inc.	12
5,200	Ascendas Real Estate Investment Trust	11
397	Brandywine Realty Trust	7
609	British Land Co. PLC	5
85	Camden Property Trust	8
10,400	CapitaLand Commercial Trust	13
9,700	CapitaLand Mall Trust	15
230	Colony Capital, Inc.	2
520	CoreSite Realty Corp.	58
49	Covivio	5
902	Crown Castle International Corp.	100
105	CubeSmart	3
240	Digital Realty Trust, Inc.	29
650	Douglas Emmett, Inc.	25
60	Equinix, Inc.	26
250	Equity Lifestyle Properties, Inc.	23
653	Extra Space Storage, Inc.	61
586	Gaming and Leisure Properties, Inc.	21
1,262	H&R Real Estate Investment Trust	20
548	Highwoods Properties, Inc.	27

Number of Shares		Value† (000's omitted)
2,400	Host Hotels & Resorts, Inc.	$50
291	Iron Mountain, Inc.	10
1,482	Kimco Realty Corp.	25
136	Klepierre SA	5
20	Lamar Advertising Co. Class A	2
484	LaSalle Hotel Properties	17
136	Life Storage, Inc.	13
2,409	Medical Properties Trust, Inc.	35
248	Mid-America Apartment Communities, Inc.	25
10,992	Mirvac Group	19
93	National Health Investors, Inc.	7
1,174	OMEGA Healthcare Investors, Inc.	35
1,050	Outfront Media, Inc.	22
1,122	Park Hotels & Resorts, Inc.	35
188	Pebblebrook Hotel Trust	7
360	Piedmont Office Realty Trust, Inc. Class A	7
545	Prologis, Inc.	36
122	Public Storage	27
1,192	RioCan Real Estate Investment Trust	23
714	Senior Housing Properties Trust	13
109	Simon Property Group, Inc.	19
1,076	STAG Industrial, Inc.	29
5,693	Stockland	18
427	Sun Communities, Inc.	41
858	Ventas, Inc.	48
982	VEREIT, Inc.	8
362	VICI Properties, Inc.	7
7,137	Vicinity Centres	14
186	Vornado Realty Trust	13
710	Welltower, Inc.	45
1,823	Weyerhaeuser Co.	62
312	WP Carey, Inc.	20
		1,333
Food & Staples Retailing 0.5%
257	Axfood AB	5
176	ICA Gruppen AB	6
384	Kesko OYJ, B Shares	22
416	METRO AG	5
110	Walgreens Boots Alliance, Inc.	7
629	Walmart, Inc.	56
683	Wesfarmers Ltd.	25
		126
Food Products 1.0%
556	Archer-Daniels-Midland Co.	27
591	Campbell Soup Co.	24
1,512	Flowers Foods, Inc.	31
178	General Mills, Inc.	8
302	Hershey Co.	30
440	Kellogg Co.	31
505	Kraft Heinz Co.	30
203	Nestle SA	16
2,357	Orkla ASA	20
234	Salmar ASA	12
690	Tate & Lyle PLC	6
		235
Gas Utilities 0.1%
228	AltaGas Ltd.	4

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)
2,343	APA Group	$17
		21
Health Care Equipment & Supplies 0.1%
351	Medtronic PLC	32

Health Care Providers & Services 0.3%
226	Cardinal Health, Inc.	11
253	CVS Health Corp.	17
93	Encompass Health Corp.	7
284	Patterson Cos., Inc.	7
289	Quest Diagnostics, Inc.	31
		73
Hotels, Restaurants & Leisure 1.0%
1,296	Carnival Corp.	77
309	Carnival PLC	18
69	Cracker Barrel Old Country Store, Inc.	10
2,074	Crown Resorts Ltd.	21
83	Darden Restaurants, Inc.	9
576	Extended Stay America, Inc.	12
6,000	Genting Singapore Ltd.	6
801	Las Vegas Sands Corp.	57
170	McDonald's Corp.	27
218	Six Flags Entertainment Corp.	14
		251
Household Durables 0.2%
391	Berkeley Group Holdings PLC	19
492	Garmin Ltd.	31
1,838	Taylor Wimpey PLC	4
115	Tupperware Brands Corp.	4
		58
Household Products 0.1%
64	Kimberly-Clark Corp.	7
185	Procter & Gamble Co.	15
		22
Independent Power and Renewable Electricity Producers 0.9%
1,978	AES Corp.	27
2,599	NextEra Energy Partners LP	122
4,100	NRG Yield, Inc. Class C	76
		225
Industrial Conglomerates 0.3%
10	3M Co.	2
100	Honeywell International, Inc.	16
3,000	Hopewell Holdings Ltd.	11
4,000	NWS Holdings Ltd.	7
400	Siemens AG ADR	28
		64
Insurance 0.6%
106	Ageas	6
33	Baloise Holding AG	5
556	Fidelity National Financial, Inc.	23
134	First American Financial Corp.	7
5,710	Legal & General Group PLC	20
154	MetLife, Inc.	7
2,735	Poste Italiane SpA	25	(b)
957	Power Corp. of Canada	22
377	Power Financial Corp.	9
15	Swiss Life Holding AG	5	*
109	Swiss Re AG	10
315	UNIQA Insurance Group AG	3

Number of Shares		Value† (000's omitted)
19	Zurich Insurance Group AG	$6
		148
IT Services 0.4%
170	Automatic Data Processing, Inc.	23
188	IBM Corp.	27
447	Paychex, Inc.	31
1,322	Western Union Co.	27
		108
Machinery 0.2%
204	Cummins, Inc.	29
6	Kone OYJ Class B	0	(c)
491	Pentair PLC	22
		51
Media 0.4%
1,650	Interpublic Group of Cos., Inc.	37
139	John Wiley & Sons, Inc. Class A	9
1,043	Mediaset Espana Comunicacion SA	8
54	Metropole Television SA	1
861	NOS SGPS SA	5
390	Omnicom Group, Inc.	27
79	Publicis Groupe SA	5
143	RTL Group SA	11
		103
Metals & Mining 1.1%
2,526	Alumina Ltd.	5
964	BHP Billiton Ltd.	25
1,070	BHP Billiton PLC	25
99	Compass Minerals International, Inc.	7
3,932	Fortescue Metals Group Ltd.	13
335	Franco-Nevada Corp.	25
1,100	JFE Holdings, Inc.	22
120	Nucor Corp.	8
414	Rio Tinto PLC	23
1,250	Rio Tinto PLC ADR	69
775	Southern Copper Corp.	38
		260
Mortgage Real Estate Investment 0.9%
1,981	AGNC Investment Corp.	39
5,642	Annaly Capital Management, Inc.	60
354	Apollo Commercial Real Estate Finance, Inc.	7
1,276	Blackstone Mortgage Trust, Inc. Class A	42
551	Chimera Investment Corp.	11
902	MFA Financial, Inc.	7
562	New Residential Investment Corp.	10
1,637	Starwood Property Trust, Inc.	37
438	Two Harbors Investment Corp.	7
		220
Multi-Utilities 1.3%
3,165	A2A SpA	6
692	Ameren Corp.	43
204	Canadian Utilities Ltd. Class A	5
1,153	CenterPoint Energy, Inc.	33
11,200	Centrica PLC	22
97	Consolidated Edison, Inc.	8
200	DTE Energy Co.	22
1,363	Engie SA	22
15	Innogy SE	1	(b)

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)
850	NiSource, Inc.	$22
120	NorthWestern Corp.	7
825	Sempra Energy	95
486	WEC Energy Group, Inc.	32
		318
Multiline Retail 0.2%
1,403	Marks & Spencer Group PLC	6
450	Target Corp.	36
		42
Oil, Gas & Consumable Fuels 4.5%
3,000	Antero Midstream GP LP	58
3,036	BP PLC	23
196	Caltex Australia Ltd.	5
241	Chevron Corp.	30
781	Enagas SA	22
890	Enbridge Income Fund Holdings, Inc.	22
1,246	Eni SpA	24
391	Exxon Mobil Corp.	32
1,116	Galp Energia SGPS SA	23
763	Kinder Morgan, Inc.	14
424	Marathon Petroleum Corp.	34
407	Occidental Petroleum Corp.	34
3,406	ONEOK, Inc.	240
329	PBF Energy, Inc. Class A	15
1,100	Pembina Pipeline Corp.	40
291	Phillips 66	36
812	Repsol SA	16
636	Royal Dutch Shell PLC, A Shares	22
5,273	Snam SpA	23
2,174	Suncor Energy, Inc.	92
1,750	Targa Resources Corp.	89
600	Total SA ADR	39
327	Valero Energy Corp.	39
453	Washington H Soul Pattinson & Co. Ltd.	7
3,677	Williams Cos., Inc.	109
		1,088
Paper & Forest Products 0.2%
146	Domtar Corp.	7
3,499	Navigator Co. SA	20
664	UPM-Kymmene OYJ	24
		51
Personal Products 0.1%
369	Unilever PLC	21

Pharmaceuticals 1.6%
311	AstraZeneca PLC	24
559	Bristol-Myers Squibb Co.	33
372	Eli Lilly & Co.	37
1,196	GlaxoSmithKline PLC	25
448	Johnson & Johnson	59
513	Merck & Co., Inc.	34
300	Mitsubishi Tanabe Pharma Corp.	5
283	Novartis AG	24
317	Orion OYJ Class B	11
1,781	Pfizer, Inc.	71
94	Roche Holding AG	23
265	Sanofi	23
500	Takeda Pharmaceutical Co. Ltd.	21
		390

Number of Shares		Value† (000's omitted)

Professional Services 0.3%
391	Nielsen Holdings PLC	$9
1,043	RELX NV	23
1,039	RELX PLC	22
8	SGS SA	21
		75
Real Estate Management & Development 0.4%
1,548	Brookfield Property Partners LP	31
315	Castellum AB	6
1,294	First Capital Realty, Inc.	20
2,000	Swire Pacific Ltd. Class A	22
2,500	Swire Pacific Ltd. Class B	5
230	Swiss Prime Site AG	21	*
		105
Road & Rail 0.2%
575	CSX Corp.	41

Semiconductors & Semiconductor Equipment 0.9%
160	KLA-Tencor Corp.	19
43	Lam Research Corp.	8
1,392	Maxim Integrated Products, Inc.	85
300	QUALCOMM, Inc.	19
1,375	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	57
277	Texas Instruments, Inc.	31
		219
Software 0.4%
798	CA, Inc.	35
625	Microsoft Corp.	67
		102
Specialty Retail 0.4%
251	Home Depot, Inc.	50
350	L Brands, Inc.	11
425	Williams-Sonoma, Inc.	25
		86
Technology Hardware, Storage & Peripherals 0.9%
425	Apple, Inc.	81
700	Canon, Inc.	23
1,346	HP, Inc.	31
402	Seagate Technology PLC	21
300	Seiko Epson Corp.	5
416	Western Digital Corp.	29
721	Xerox Corp.	19
		209
Textiles, Apparel & Luxury Goods 0.1%
241	HUGO BOSS AG	22
64	Pandora A/S	5
68	VF Corp.	6
		33
Thrifts & Mortgage Finance 0.1%
1,406	New York Community Bancorp, Inc.	15

Tobacco 0.4%
514	Altria Group, Inc.	30
500	Imperial Brands PLC	19
700	Japan Tobacco, Inc.	20
117	Philip Morris International, Inc.	10
324	Vector Group Ltd.	6
		85
See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)
Trading Companies & Distributors 0.4%
1,200	ITOCHU Corp.	$21
3,000	Marubeni Corp.	23
200	Mitsubishi Corp.	5
1,300	Mitsui & Co. Ltd.	22
80	Watsco, Inc.	14
		85
Transportation Infrastructure 0.1%
149	Atlantia SpA	4
2,700	Hutchison Port Holdings Trust	1
4,000	Sydney Airport	21
		26
Water Utilities 0.1%
1,857	United Utilities Group PLC	18

Wireless Telecommunication Services 0.3%
676	Freenet AG	19
800	NTT DOCOMO, Inc.	21
468	Rogers Communications, Inc. Class B	24
7,573	Vodafone Group PLC	18
		82
Total Common Stocks (Cost $8,004)		8,713

Preferred Stocks 2.1%

Equity Real Estate Investment Trusts 2.1%
746	American Homes 4 Rent, Ser. D, 6.50%	20
600	Ashford Hospitality Trust, Inc., Ser. F, 7.38%	14
1,579	Ashford Hospitality Trust, Inc., Ser. H, 7.50%	39
156	Cedar Realty Trust, Inc., Ser. B, 7.25%	4
793	Colony Capital, Inc., Ser. J, 7.13%	19
1,923	Digital Realty Trust, Inc., Ser. C, 6.63%	51
1,226	GGP, Inc., Ser. A, 6.38%	30
550	Gramercy Property Trust, Ser. A, 7.13%	14
764	Hersha Hospitality Trust, Ser. C, 6.88%	19
675	Hersha Hospitality Trust, Ser. D, 6.50%	16
2,025	National Retail Properties, Inc., Ser. F, 5.20%	49
2,221	Pebblebrook Hotel Trust, Ser. D, 6.38%	55
500	Pennsylvania Real Estate Investment Trust, Ser. L, 6.88%	11
1,725	Public Storage, Ser. E, 4.90%	42
250	QTS Realty Trust, Inc., Ser. A, 7.13%	6
533	Rexford Industrial Realty, Inc., Ser. A, 5.88%	13
600	Saul Centers, Inc., Ser. D, 6.13%	14
1,500	Sunstone Hotel Investors, Inc., Ser. E, 6.95%	39
375	UMH Properties, Inc., Ser. D, 6.38%	9
1,014	VEREIT, Inc., Ser. F, 6.70%	26
Number of Shares	Value† (000's omitted)
1,050	Vornado Realty Trust, Ser. K, 5.70%	$27

Total Preferred Stocks (Cost $516)		517

Principal Amount ($000's omitted)

Convertible Bonds 1.3%

Banks 0.1%
$25	Hope Bancorp, Inc., 2.00%, due 5/15/38	24	(d)

Biotechnology 0.1%
10	BioMarin Pharmaceutical, Inc., 0.60%, due 8/1/24	11
10	Exact Sciences Corp., 1.00%, due 1/15/25	10
		21
Communications Equipment 0.0%(a)
5	Finisar Corp., 0.50%, due 12/15/36	5

Equity Real Estate Investment Trusts 0.3%
50	Extra Space Storage LP, 3.13%, due 10/1/35	55	(d)
10	IH Merger Sub LLC, 3.50%, due 1/15/22	11
		66
Independent Power and Renewable Electricity Producers 0.1%
15	NextEra Energy Partners L.P., 1.50%, due 9/15/20	15	(d)

Internet & Direct Marketing Retail 0.0%(a)
10	Liberty Expedia Holdings, Inc., 1.00%, due 6/30/47	10	(d)

Internet Software & Services 0.1%
20	Envestnet, Inc., 1.75%, due 6/1/23	22	(d)
10	Zillow Group, Inc., 2.00%, due 12/1/21	12
		34
IT Services 0.0%(a)
10	GDS Holdings Ltd., 2.00%, due 6/1/25	7	(d)

Media 0.2%
10	Gannett Co., Inc., 4.75%, due 4/15/24	11	(d)
25	Liberty Media Corp., 2.13%, due 3/31/48	25	(d)
		36
Metals & Mining 0.1%
20	Endeavour Mining Corp., 3.00%, due 2/15/23	20	(d)

Oil Field Equipment & Services 0.1%
20	Ensco Jersey Finance Ltd., 3.00%, due 1/31/24	19

Oil, Gas & Consumable Fuels 0.1%
15	Golar LNG Ltd., 2.75%, due 2/15/22	15
10	Teekay Corp., 5.00%, due 1/15/23	9	(d)
		24
Software 0.1%
20	Guidewire Software, Inc., 1.25%, due 3/15/25	20

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Principal Amount (000's omitted)	Value† (000's omitted)
$10	PROS Holdings, Inc., 2.00%, due 6/1/47	$10
		30
Total Convertible Bonds (Cost $304)		311

Corporate Bonds 10.0%

Agriculture 0.3%
75	BAT Capital Corp., 4.54%, due 8/15/47	71	(d)

Auto Manufacturers 0.1%
25	Ford Motor Credit Co. LLC, 3.20%, due 1/15/21	25

Banks 2.6%
40	Banco Santander SA, 3.80%, due 2/23/28	37
	Bank of America Corp.
45	Ser. L, 3.95%, due 4/21/25	44
40	(3 month USD LIBOR + 1.07%), 3.97%, due 3/5/29	39	(e)
50	BNP Paribas SA, 2.38%, due 5/21/20	49
	Citigroup, Inc.
15	(3 month USD LIBOR + 1.56%), 3.89%, due 1/10/28	15	(e)
20	(3 month USD LIBOR + 1.15%), 3.52%, due 10/27/28	19	(e)
	Goldman Sachs Group, Inc.
20	2.60%, due 4/23/20	20
40	(3 month USD LIBOR + 1.51%), 3.69%, due 6/5/28	38	(e)
75	(3 month USD LIBOR + 1.16%), 3.81%, due 4/23/29	72	(e)
35	(3 month USD LIBOR + 1.37%), 4.02%, due 10/31/38	33	(e)
30	5.15%, due 5/22/45	31
65	HSBC Holdings PLC, (5 year USD ICE Swap + 3.75%), 6.00%, due 5/22/27	63	(e)(f)
	JPMorgan Chase & Co.
60	(3 month USD LIBOR + 1.12%), 4.01%, due 4/23/29	59	(e)
30	(3 month USD LIBOR + 1.36%), 3.88%, due 7/24/38	28	(e)
30	(3 month USD LIBOR + 1.22%), 3.90%, due 1/23/49	27	(e)
65	Westpac Banking Corp., (5 year USD ICE Swap + 2.89%), 5.00%, due 3/21/67	59	(e)
		633
Beverages 0.4%
20	Anheuser-Busch InBev Finance, Inc., 4.70%, due 2/1/36	21
65	Anheuser-Busch InBev Worldwide, Inc., 4.75%, due 4/15/58	65
		86
Computers 1.0%
35	Apple, Inc., 4.65%, due 2/23/46	38
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
80	5.45%, due 6/15/23	84	(d)
35	6.02%, due 6/15/26	37	(d)
	HP Enterprise Co.
40	3.60%, due 10/15/20	40

Principal Amount (000's omitted)		Value† (000's omitted)
$50	4.90%, due 10/15/25	$51
		250
Diversified Financial Services 0.1%
20	Synchrony Financial, 2.70%, due 2/3/20	20

Food 0.2%
55	Grupo Bimbo SAB de CV, 4.70%, due 11/10/47	51	(d)

Insurance 0.1%
35	AXA Equitable Holdings, Inc., 5.00%, due 4/20/48	34	(d)

Iron - Steel 0.1%
30	Vale Overseas Ltd., 6.25%, due 8/10/26	33

Media 0.9%
	Charter Communications Operating LLC/Charter Communications Operating Capital
90	4.91%, due 7/23/25	92
30	6.48%, due 10/23/45	33
15	5.38%, due 5/1/47	14
40	5.75%, due 4/1/48	40
40	Comcast Corp., 4.00%, due 8/15/47	36
10	Discovery Communications LLC, 5.20%, due 9/20/47	10
		225
Miscellaneous Manufacturers 0.6%
145	General Electric Co., Ser. D, (3 month USD LIBOR + 3.33%), 5.00%, due 1	142	(e)(f)

Oil & Gas 0.3%
35	Noble Energy, Inc., 5.25%, due 11/15/43	36
40	Petroleos Mexicanos, 6.50%, due 3/13/27	41
		77
Pharmaceuticals 1.0%
40	AbbVie, Inc., 4.70%, due 5/14/45	39
	CVS Health Corp.
70	4.30%, due 3/25/28	70
90	5.05%, due 3/25/48	93
45	Shire Acquisitions Investments Ireland DAC, 2.40%, due 9/23/21	44
		246
Pipelines 1.0%
	Energy Transfer Partners L.P.
20	5.80%, due 6/15/38	21
55	Ser. B, (3 month USD LIBOR + 4.16%), 6.63%, due 2/15/28	52	(e)(f)
	Kinder Morgan, Inc.
45	5.00%, due 2/15/21	47	(d)
50	5.55%, due 6/1/45	52
60	MPLX L.P., 4.70%, due 4/15/48	57
		229
Semiconductors 0.5%
	Broadcom Corp./Broadcom Cayman Finance Ltd.
130	3.88%, due 1/15/27	122
10	3.50%, due 1/15/28	9
		131

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Principal Amount (000's omitted)		Value† (000's omitted)
Telecommunications 0.8%
	AT&T, Inc.
$35	4.75%, due 5/15/46	$32
65	5.45%, due 3/1/47	65
40	Verizon Communications, Inc., 4.67%, due 3/15/55	38
55	Vodafone Group PLC, 3.75%, due 1/16/24	54
		189
Total Corporate Bonds (Cost $2,494)		2,442

Mortgage-Backed Securities 14.8%

Collateralized Mortgage Obligations 3.0%
	Fannie Mae Connecticut Avenue Securities
230	Ser. 2017-C02, Class 2M2, (1 month USD LIBOR + 3.65%), 5.71%, due 9/25/29	252	(e)
45	Ser. 2017-C03, Class 1M2, (1 month USD LIBOR + 3.00%), 5.06%, due 10/25/29	48	(e)
120	Ser. 2017-C04, Class 2M2, (1 month USD LIBOR + 2.85%), 4.91%, due 11/25/29	126	(e)
35	Ser. 2017-C05, Class 1M2, (1 month USD LIBOR + 2.20%), 4.26%, due 1/25/30	36	(e)
250	Freddie Mac Structured Agency Credit Risk Debt Notes, Ser. 2017-DNA2, Class M2, (1 month USD LIBOR + 3.45%), 5.51%, due 10/25/29	275	(e)
		737
Fannie Mae 6.6%
	Pass-Through Certificates
240	3.50%, TBA, 30 Year Maturity	238	(g)
785	4.00%, TBA, 30 Year Maturity	797	(g)
50	4.00%, TBA, 15 Year Maturity	51	(g)
400	4.50%, TBA, 30 Year Maturity	415	(g)
100	5.00%, TBA, 30 Year Maturity	106	(g)
		1,607
Freddie Mac 4.7%
	Pass-Through Certificates
235	3.50%, TBA, 30 Year Maturity	233	(g)
650	4.00%, TBA, 30 Year Maturity	660	(g)
230	4.50%, TBA, 30 Year Maturity	238	(g)
		1,131
Ginnie Mae 0.5%
115	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity, 4.50%, due 8/21/48	120	(g)

Total Mortgage-Backed Securities (Cost $3,548)		3,595

U.S. Treasury Obligations 11.6%
100	U.S. Treasury Bill, 1.89%, due 8/23/18	100	(h)(i)
	U.S. Treasury Bonds
100	5.38%, due 2/15/31	125
121	4.50%, due 2/15/36	146
126	3.88%, due 8/15/40	142
	U.S. Treasury Inflation-Indexed Bonds(j)

Principal Amount (000's omitted)		Value† (000's omitted)
$580	2.00%, due 1/15/26	$629	(i)
12	1.75%, due 1/15/28	13
78	3.63%, due 4/15/28	97
151	3.88%, due 4/15/29	197	(i)
21	3.38%, due 4/15/32	28
101	1.00%, due 2/15/46	102
	U.S. Treasury Notes
240	1.50%, due 8/31/18	240
350	1.38%, due 11/30/18	349
95	2.13%, due 12/31/21	93
50	2.38%, due 8/15/24	49
535	2.25%, due 11/15/27–8/15/46	502

Total U.S. Treasury Obligations (Cost $2,870)		2,812

U.S. Government Agency Securities 0.5%
95	Federal Home Loan Bank, 5.50%, due 7/15/36 (Cost $134)	122

Asset-Backed Securities 2.4%
8	Ally Auto Receivables Trust, Ser. 2017-3, Class A2, 1.53%, due 3/16/20	8
170	Bear Stearns Asset Backed Securities Trust, Ser. 2006-SD2, Class M2, (1 month USD LIBOR + 0.80%), 2.86%, due 6/25/36	169	(e)
20	Capital One Multi-Asset Execution Trust, Ser. 2016-A1, Class A1, (1 month LIBOR + 0.45%), 2.52%, due 2/15/22	20	(e)
170	Citibank Credit Card Issuance Trust, Ser. 2017-A3, Class A3, 1.92%, due 4/7/22	167
23	Toyota Auto Receivables Owner Trust, Ser. 2017-B, Class A2A, 1.46%, due 1/15/20	23
200	Verizon Owner Trust, Ser. 2017-1A, Class A, 2.06%, due 9/20/21	198	(d)
Total Asset-Backed Securities (Cost $575)		585

Number of Shares

Exchange-Traded Funds 2.9%
25,155	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (Cost $690)	693

Master Limited Partnerships 3.4%

Hotels, Restaurants & Leisure 0.4%
1,400	Cedar Fair LP	80

Oil, Gas & Consumable Fuels 3.0%
1,958	Alliance Resource Partners LP	40
2,300	Antero Midstream Partners LP	76
2,850	Dominion Energy Midstream Partners LP	44
7,000	Energy Transfer Equity LP	127
2,000	Energy Transfer Partners LP	42
5,100	Enterprise Products Partners LP	148
2,200	EQT GP Holdings LP	49
1,050	EQT Midstream Partners LP	54
900	NuStar Energy LP	23
See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)
3,600	Western Gas Equity Partners LP	$132
		735
Total Master Limited Partnerships (Cost $924)		815

Investment Companies(k) 19.9%
181,326	Neuberger Berman Emerging Markets Debt Fund Institutional Class	1,541	(m)
92,034	Neuberger Berman Floating Rate Income Fund Institutional Class	909	(m)
226,048	Neuberger Berman High Income Bond Fund Class R6	1,922	(m)
50,449	Neuberger Berman Long Short Credit Fund Class R6	469	(m)

Total Investment Companies (Cost $4,948)		4,841

Total Options Purchased(l) 0.0%(a) (Cost $1)		1

Short-Term Investments 6.1%

Investment Companies 6.1%
1,494,434	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.83%(n) (Cost $1,494)	1,494	(m)

Total Investments 110.9% (Cost $26,502)		26,941
Liabilities Less Other Assets (10.9)%		(2,641	)(o)

Net Assets 100.0%		$24,300

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2018 amounted to approximately $61,000, which represents 0.3% of net assets of the Fund.

(c)	Amount less than one thousand.
(d)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2018, these securities amounted to approximately $720,000, which represents 3.0% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(e)
Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:

LIBOR = London Interbank Offered Rate
ICE = Intercontinental Exchange

(f)	Perpetual Bond Security. The rate reflected was the rate in effect on July 31, 2018. The maturity date reflects the next call date.
(g)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2018 amounted to approximately $2,858,000, which represents 11.8% of net assets of the Fund.

(h)	Rate shown was the discount rate at the date of purchase.
(i)	All or a portion of the security is pledged as collateral for futures and/or options written.
(j)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(k)	Affiliated company as defined under the Investment Company Act of 1940 (see Note § below).
(l)	See "Purchased option contracts" under Derivative Instruments.
(m)
All or a portion of this security is segregated in connection with obligations for to be announced securities, futures, forward foreign currency contracts, options written and/or swaps with a total value of approximately $6,335,000.

(n)	Represents 7-day effective yield as of July 31, 2018.
(o)	Includes the impact of the Fund's open positions in derivatives at July 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2018, open positions in futures for the Fund were as follows:

Long Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
8/2018	2	IBEX 35 Index	$230,984	$5,381
9/2018	5	Euro-Bund	944,718	(5,907)
9/2018	4	Topix Index	625,319	2,683
9/2018	2	Canadian Bond, 10 Year	207,203	(3,059)
9/2018	6	U.S. Treasury Note, 10 Year	716,531	(5,165)
9/2018	7	FTSE 100 Index	707,740	8,414
9/2018	20	MSCI Emerging Markets Index	1,096,300	(33,439)
9/2018	13	U.S. Treasury Note, 2 Year	2,747,875	(1,560)
9/2018	10	U.S. Treasury Note, 5 Year	1,131,250	(428)
Total Long Positions			$8,407,920	$(33,080)

Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2018	1	Euro-BTP	$(148,858)	$(257)
9/2018	4	Euro-Bund	(755,774)	(3,471)
9/2018	2	Euro-OAT	(359,528)	(2,421)
9/2018	15	U.S. Treasury Long Bond	(2,144,531)	(1,488)
9/2018	11	U.S. Treasury Note, 10 Year	(1,313,641)	7,015
9/2018	4	U.S. Treasury Ultra Long Bond	(627,625)	(9,407)
9/2018	3	Dax Mini Future	(224,770)	1,190
9/2018	2	Euro STOXX 50 Index	(82,439)	(3,298)
9/2018	1	MSCI Emerging Markets Index	(54,815)	(1,660)
9/2018	3	MSCI World Index	(184,860)	(510)
9/2018	1	U.K. Long Gilt Bond	(161,024)	709
Total Short Positions			$(6,057,865)	$(13,598)
Total Futures				$(46,678)

At July 31, 2018, the Fund had $293,112 deposited in a segregated account to cover margin requirements on open futures. The Fund had securities pledged in the amount of $99,886 to cover collateral requirements on open futures.

Forward foreign currency contracts ("forward contracts")

	At July 31, 2018, open forward contracts for the Fund were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
501,582	AUD	372,490	USD	Citibank, N.A.	10/16/2018	$277
61,106	AUD	45,240	USD	Citibank, N.A.	10/16/2018	173
1,072,167	AUD	795,870	USD	Goldman Sachs International	10/16/2018	946
115,029	AUD	85,427	USD	Societe Generale	10/16/2018	61
173,916	AUD	128,386	USD	Standard Chartered Bank	10/16/2018	866
746,472	CAD	568,884	USD	Citibank, N.A.	10/16/2018	5,702
44,028	CAD	33,568	USD	Citibank, N.A.	10/16/2018	322
243,700	CAD	186,762	USD	Goldman Sachs International	10/16/2018	823
688,453	CAD	525,475	USD	Societe Generale	10/16/2018	4,451
103,485	CAD	78,860	USD	Standard Chartered Bank	10/16/2018	796
211,539	CAD	161,360	USD	State Street Bank and Trust Company	10/16/2018	1,469
12,055	CHF	12,175	USD	Goldman Sachs International	10/16/2018	77
289,063	CHF	292,132	USD	State Street Bank and Trust Company	10/16/2018	1,657
220,975	EUR	259,341	USD	Citibank, N.A.	10/16/2018	510
107,160	EUR	125,617	USD	Goldman Sachs International	10/16/2018	395
394,631	USD	334,629	EUR	Citibank, N.A.	10/16/2018	1,131
138,820	USD	117,298	EUR	Goldman Sachs International	10/16/2018	886
See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

172,689	USD	146,497	EUR	Goldman Sachs International	10/16/2018	419
10,645	USD	9,024	EUR	Societe Generale	10/16/2018	34
2,397,352	USD	2,032,791	EUR	State Street Bank and Trust Company	10/16/2018	6,932
64,662	GBP	85,126	USD	State Street Bank and Trust Company	10/16/2018	18
82,261	USD	61,742	GBP	Citibank, N.A.	10/16/2018	962
78,068	USD	58,628	GBP	Citibank, N.A.	10/16/2018	869
207,686	USD	155,774	GBP	Standard Chartered Bank	10/16/2018	2,570
33,009	USD	25,041	GBP	Standard Chartered Bank	10/16/2018	36
840,410	USD	631,104	GBP	State Street Bank and Trust Company	10/16/2018	9,401
40,159,564	JPY	358,320	USD	Citibank, N.A.	10/16/2018	2,688
43,097,207	JPY	385,882	USD	Royal Bank of Canada	10/16/2018	1,534
57,356,420	JPY	513,788	USD	Standard Chartered Bank	10/16/2018	1,809
8,888,580	JPY	79,494	USD	Standard Chartered Bank	10/16/2018	409
275,702	USD	30,475,232	JPY	Goldman Sachs International	10/16/2018	1,749
25,266	USD	2,793,644	JPY	Standard Chartered Bank	10/16/2018	153
999,944	MXN	52,394	USD	Goldman Sachs International	10/16/2018	607
4,040,185	NOK	496,343	USD	Goldman Sachs International	10/16/2018	421
105,485	USD	844,917	NOK	Citibank, N.A.	10/16/2018	1,597
600,228	USD	4,845,559	NOK	JPMorgan Chase Bank N.A.	10/16/2018	4,437
277,576	USD	2,236,421	NOK	Standard Chartered Bank	10/16/2018	2,595
41,310	USD	333,284	NOK	State Street Bank and Trust Company	10/16/2018	331
945,674	NZD	641,611	USD	Citibank, N.A.	10/16/2018	2,969
1,425,280	NZD	967,088	USD	Goldman Sachs International	10/16/2018	4,397
135,549	NZD	91,933	USD	State Street Bank and Trust Company	10/16/2018	459
151,378	SEK	17,278	USD	JPMorgan Chase Bank N.A.	10/16/2018	37
3,440,601	SEK	393,041	USD	Royal Bank of Canada	10/16/2018	498
1,328,991	SEK	150,172	USD	Standard Chartered Bank	10/16/2018	1,839
1,946,597	SEK	222,332	USD	Standard Chartered Bank	10/16/2018	321
17,448,826	SEK	1,992,459	USD	State Street Bank and Trust Company	10/16/2018	3,350
36,936	USD	322,325	SEK	Citibank, N.A.	10/16/2018	67
349,153	USD	3,032,503	SEK	Goldman Sachs International	10/16/2018	2,292

Total unrealized appreciation						$76,342

65,406	USD	88,806	AUD	Citibank, N.A.	10/16/2018	(593)
730,898	USD	984,643	AUD	JPMorgan Chase Bank N.A.	10/16/2018	(871)
394,430	USD	531,154	AUD	Royal Bank of Canada	10/16/2018	(314)
238,107	USD	320,428	AUD	Standard Chartered Bank	10/16/2018	(29)
56,835	USD	77,044	AUD	Standard Chartered Bank	10/16/2018	(422)
73,958	USD	99,546	AUD	State Street Bank and Trust Company	10/16/2018	(23)
313,937	USD	424,555	AUD	State Street Bank and Trust Company	10/16/2018	(1,584)
497,509	USD	653,518	CAD	Goldman Sachs International	10/16/2018	(5,527)
548,265	USD	719,158	CAD	JPMorgan Chase Bank N.A.	10/16/2018	(5,296)
94,863	USD	124,401	CAD	Royal Bank of Canada	10/16/2018	(893)
31,983	USD	41,730	CAD	Standard Chartered Bank	10/16/2018	(138)
65,247	USD	85,929	CAD	Standard Chartered Bank	10/16/2018	(896)
401,306	CHF	408,227	USD	Goldman Sachs International	10/16/2018	(361)
222,088	USD	219,923	CHF	Citibank, N.A.	10/16/2018	(1,430)
142,708	USD	141,578	CHF	Goldman Sachs International	10/16/2018	(1,184)
77,272	USD	76,554	CHF	JPMorgan Chase Bank N.A.	10/16/2018	(534)
495,359	USD	490,480	CHF	Royal Bank of Canada	10/16/2018	(3,139)
508,570	USD	503,256	CHF	Societe Generale	10/16/2018	(2,913)
277,119	USD	274,395	CHF	Standard Chartered Bank	10/16/2018	(1,761)
141,425	USD	139,639	CHF	State Street Bank and Trust Company	10/16/2018	(497)
1,451,664	EUR	1,711,076	USD	JPMorgan Chase Bank N.A.	10/16/2018	(4,021)
114,038	EUR	134,414	USD	Royal Bank of Canada	10/16/2018	(314)
214,314	EUR	252,895	USD	Standard Chartered Bank	10/16/2018	(877)
18,993	USD	16,218	EUR	Standard Chartered Bank	10/16/2018	(78)
348,990	GBP	464,621	USD	Goldman Sachs International	10/16/2018	(5,087)
697,411	GBP	928,073	USD	JPMorgan Chase Bank N.A.	10/16/2018	(9,755)
250,977	GBP	334,038	USD	Royal Bank of Canada	10/16/2018	(3,563)
103,937	GBP	138,422	USD	Societe Generale	10/16/2018	(1,563)
54,603	USD	41,561	GBP	Standard Chartered Bank	10/16/2018	(123)
36,228,488	JPY	328,108	USD	Goldman Sachs International	10/16/2018	(2,438)
33,000	USD	3,683,547	JPY	Citibank, N.A.	10/16/2018	(112)
89,728	USD	10,013,650	JPY	Goldman Sachs International	10/16/2018	(288)
260,126	USD	29,064,526	JPY	JPMorgan Chase Bank N.A.	10/16/2018	(1,145)
132,099	USD	14,748,487	JPY	Societe Generale	10/16/2018	(480)
426,801	USD	47,632,682	JPY	State Street Bank and Trust Company	10/16/2018	(1,385)
52,446	USD	999,944	MXN	Citibank, N.A.	10/16/2018	(554)

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

3,564,005	NOK	442,124	USD	Citibank, N.A.	10/16/2018	(3,908)
727,219	NOK	90,155	USD	Goldman Sachs International	10/16/2018	(739)
1,510,617	NOK	187,401	USD	Royal Bank of Canada	10/16/2018	(1,661)
2,030,667	NOK	251,883	USD	Societe Generale	10/16/2018	(2,201)
825,672	NOK	101,690	USD	Standard Chartered Bank	10/16/2018	(169)
80,132	USD	655,584	NOK	Standard Chartered Bank	10/16/2018	(476)
456,024	USD	671,406	NZD	Citibank, N.A.	10/16/2018	(1,613)
568,952	USD	838,896	NZD	JPMorgan Chase Bank N.A.	10/16/2018	(2,848)
113,165	USD	166,797	NZD	Royal Bank of Canada	10/16/2018	(525)
384,451	USD	566,486	NZD	Societe Generale	10/16/2018	(1,672)
16,029	USD	23,682	NZD	Standard Chartered Bank	10/16/2018	(113)
25,397	USD	37,678	NZD	Standard Chartered Bank	10/16/2018	(284)
581,389	USD	856,832	NZD	Standard Chartered Bank	10/16/2018	(2,636)
551,594	USD	4,831,024	SEK	Citibank, N.A.	10/16/2018	(983)
33,854	USD	298,238	SEK	Goldman Sachs International	10/16/2018	(260)
954,007	USD	8,355,958	SEK	Goldman Sachs International	10/16/2018	(1,755)
101,596	USD	889,331	SEK	Societe Generale	10/16/2018	(126)
27,088	USD	238,630	SEK	Standard Chartered Bank	10/16/2018	(206)
Total unrealized depreciation	$(82,363)

Total net unrealized depreciation	$(6,021)

AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
EUR = Euro
GBP = Pound Sterling
JPY = Japanese Yen
MXN = Mexican Peso
NOK = Norwegian Krone
NZD = New Zealand Dollar
SEK = Swedish Krona

Total return swap contracts ("total return swaps")

At July 31, 2018, the Fund had outstanding over-the-counter total return swaps as follows:

Long Total Return Swaps

Counterparty	Reference Entity	Notional Amount(p)	Maturity Date	Variable- rate(o)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
Goldman Sachs International	MSCI Europe ex UK Financials Index	EUR 78,778	9/15/2018	(0.17)%(a)	$(6,127)	$22	$(6,105)
JPMorgan Chase Bank N.A.	STOXX Europe 600 Travel & Leisure (Net Return) Index	EUR 203,558	11/15/2018	(0.45)%(b)	1,985	221	2,206
Citibank, N.A.	S&P 500 Energy Sector Total Return Index	$122,167	12/13/2018	2.30%(c)	1,947	(550)	1,397
Citibank, N.A.	S&P 500 Financial Sector Total Return Index	121,284	12/13/2018	2.46%(d)	1,008	(401)	607
Goldman Sachs International	S&P Industry Sector Total Return Index	200,332	12/19/2018	2.35%(e)	13,310	(160)	13,150
JPMorgan Chase Bank N.A.	S&P 500 Total Return Index	255,298	4/3/2019	2.57%(f)	19,700	(286)	19,414
Citibank, N.A.	S&P 500 Financial Sector Total Return Index	120,516	4/26/2019	2.32%(g)	193	(138)	55
Total	$32,016	$(1,292)	$30,724

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Short Total Return Swaps

Counterparty	Reference Entity	Notional Amount(p)	Maturity Date	Variable-rate(o)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
Goldman Sachs International	MSCI Daily Total Return Gross Europe ex UK Index	EUR (79,822)	9/15/2018	(0.17)%(h)	$(4,870)	$(22)	$(4,892)
JPMorgan Chase Bank N.A.	STOXX Europe 600 (Net Return) Index	EUR (90,766)	11/15/2018	(0.67)%(i)	(6,860)	(159)	(7,019)
JPMorgan Chase Bank N.A.	FTSE 100 Net Tax Index	GBP (78,497)	11/15/2018	(0.35)%(j)	(10,473)	(84)	(10,557)
Citibank, N.A.	S&P 500 Total Return Index	$(236,212)	12/13/2018	2.28%(k)	(3,993)	743	(3,250)
Goldman Sachs International	S&P 500 Consumer Durables & Apparel Group Total Return Index	(189,099)	12/19/2018	2.24%(l)	(2,710)	156	(2,554)
JPMorgan Chase Bank N.A.	S&P 500 Utilities Sector Total Return Index	(110,285)	4/3/2019	2.44%(m)	(7,203)	135	(7,068)
JPMorgan Chase Bank N.A.	S&P 500 Consumer Staples Sector Total Return Index	(113,249)	4/3/2019	2.44%(m)	(4,288)	135	(4,153)
Citibank, N.A.	S&P 500 Consumer Discretionary Sector Total Return Index	(122,355)	4/26/2019	2.19%(n)	(2,162)	151	(2,011)
Total					$(42,559)	$1,055	$(41,504)

(a) Fund pays 3-month EURIBOR plus 0.15%. Payment frequency—quarterly. Fund receives return on reference entity. Payment frequency—upon termination.

(b) Fund pays 3-month EURIBOR minus 0.12%. Payment frequency— quarterly. Fund receives return on reference entity. Payment frequency—upon termination.

(c) Fund pays 3-month USD LIBOR minus 0.04%. Payment frequency— quarterly. Fund receives return on reference entity. Payment frequency—upon termination.

(d) Fund pays 3-month USD LIBOR plus 0.12%. Payment frequency— quarterly. Fund receives return on reference entity. Payment frequency—upon termination.

(e) Fund pays 1-month USD LIBOR plus 0.28%. Payment frequency—monthly. Fund receives return on reference entity. Payment frequency—upon termination.

(f) Fund pays 1-month USD LIBOR plus 0.50%. Payment frequency— monthly. Fund receives return on reference entity. Payment frequency—upon termination.

(g) Fund pays 1-month USD LIBOR plus 0.25%. Payment frequency— monthly. Fund receives return on reference entity. Payment frequency—upon termination.

(h) Fund receives 3-month EURIBOR plus 0.15%. Payment frequency— quarterly. Fund pays return on reference entity. Payment frequency—upon termination.

(i) Fund receives 3-month EURIBOR minus 0.34%. Payment frequency— quarterly. Fund pays return on reference entity. Payment frequency—upon termination.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

(j) Fund receives 3-month EURIBOR minus 0.02%. Payment frequency— quarterly. Fund pays return on reference entity. Payment frequency—upon termination.

(k) Fund receives 3-month USD LIBOR minus 0.06%. Payment frequency— quarterly. Fund pays return on reference entity. Payment frequency—upon termination.

(l) Fund receives 1-month USD LIBOR plus 0.17%. Payment frequency— monthly. Fund pays return on reference entity. Payment frequency—upon termination.

(m) Fund receives 1-month USD LIBOR plus 0.37%. Payment frequency— monthly. Fund pays return on reference entity. Payment frequency—upon termination.

(n) Fund receives 1-month USD LIBOR plus 0.12%. Payment frequency— monthly. Fund receives return on reference entity. Payment frequency—upon termination.

EURIBOR = Euro Interbank Offered Rate
LIBOR = London Interbank Offered Rate

(o) Effective rate at July 31, 2018.

(p) Notional amount is stated in the currency in which the contract is denominated.
EUR = Euro
GBP = Pound Sterling

Purchased option contracts ("options purchased")

At July 31, 2018, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Index

S&P 500 Mini Index	9	$253,467	$305	8/1/2018	$0	(a)(b)
S&P 500 Mini Index	16	450,608	310	8/1/2018	0	(a)(b)
S&P 500 Mini Index	26	732,238	310	8/8/2018	0	(a)(b)
S&P 500 Mini Index	18	506,934	310	8/15/2018	0	(a)(b)
S&P 500 Mini Index	10	281,630	310	8/22/2018	38	(a)(b)
Total calls (cost $181)					$38
Puts
Index

S&P 500 Mini Index	9	$253,467	$250	8/1/2018	$0	(a)(b)
S&P 500 Mini Index	12	337,956	252	8/1/2018	0	(a)(b)
S&P 500 Mini Index	5	140,815	253	8/1/2018	0	(a)(b)
S&P 500 Mini Index	13	366,119	252	8/8/2018	33
S&P 500 Mini Index	6	168,978	253	8/8/2018	15
S&P 500 Mini Index	8	225,304	256	8/8/2018	28
S&P 500 Mini Index	6	168,978	253	8/15/2018	57
S&P 500 Mini Index	3	84,489	252	8/15/2018	27
S&P 500 Mini Index	9	253,467	256	8/15/2018	104
S&P 500 Mini Index	9	253,467	256	8/22/2018	180
Total puts (cost $1,292)					$444

Total options purchased (cost $1,473)					$482

(a) Security fair valued as of July 31, 2018 in accordance with procedures approved by the Board of Trustees. (b) Value determined using significant unobservable inputs.

Written option contracts ("options written")

At July 31, 2018, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Index
S&P 500 Mini Index	12	$(337,956)	$283	8/1/2018	$(378)
S&P 500 Mini Index	13	(366,119)	284	8/1/2018	(117)
S&P 500 Mini Index	3	(84,489)	286	8/8/2018	(63)

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

S&P 500 Mini Index	12	(337,956)	285	8/8/2018	(456)
S&P 500 Mini Index	2	(56,326)	284	8/8/2018	(134)
S&P 500 Mini Index	9	(253,467)	287	8/8/2018	(104)
S&P 500 Mini Index	8	(225,304)	286	8/15/2018	(384)
S&P 500 Mini Index	10	(281,630)	288	8/15/2018	(205)
S&P 500 Mini Index	10	(281,630)	290	8/22/2018	(195)
Total calls (premium received $4,569)					$(2,036)
Puts
Index
S&P 500 Mini Index	9	$(253,467)	$272	8/1/2018	$(0)	(a)(b)
S&P 500 Mini Index	9	(253,467)	276	8/1/2018	(18)
S&P 500 Mini Index	5	(140,815)	278	8/1/2018	(23)
S&P 500 Mini Index	3	(84,489)	277	8/1/2018	(9)
S&P 500 Mini Index	10	(281,630)	274	8/8/2018	(210)
S&P 500 Mini Index	6	(168,978)	277	8/8/2018	(225)
S&P 500 Mini Index	3	(84,489)	276	8/8/2018	(92)
S&P 500 Mini Index	8	(225,304)	281	8/8/2018	(772)
S&P 500 Mini Index	6	(168,978)	275	8/15/2018	(354)
S&P 500 Mini Index	3	(84,489)	274	8/15/2018	(153)
S&P 500 Mini Index	9	(253,467)	280	8/15/2018	(1,161)
S&P 500 Mini Index	9	(253,467)	278	8/22/2018	(1,175)
Total puts (premium received $8,748)					$(4,192)

Total options written (premium received $13,317)					$(6,228)

(a) Security fair valued as of July 31, 2018 in accordance with procedures approved by the Board of Trustees.
(b) Value determined using significant unobservable inputs.

At July 31, 2018, the Fund had securities pledged in the amount of $453,976 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(c)		Total
Investments:
Common Stocks(a)	$8,713	$—	$—		$8,713
Preferred Stocks(a)	517	—	—		517
Convertible Bonds(a)	—	311	—		311
Corporate Bonds(a)	—	2,442	—		2,442
Mortgage-Backed Securities(a)	—	3,595	—		3,595
U.S. Treasury Obligations	—	2,812	—		2,812
U.S. Government Agency Securities	—	122	—		122
Asset-Backed Securities	—	585	—		585
Exchange-Traded Funds	693	—	—		693
Master Limited Partnerships(a)	815	—	—		815
Investment Companies	—	4,841	—		4,841
Options Purchased(b)	1	—	0	(d)	1
Short-Term Investments	—	1,494	—		1,494
Total Investments	$10,739	$16,202	$—		$26,941

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
(b)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.
(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2018
Investments in Securities: (000’s omitted)
Options Purchased(e)
Calls Index	$—	$—	$0(d)	$(0)(d)	$0(d)	$—	$—	$—	$0(d)	$(0)(d)
Put Index	—	—	0(d)	(0)(d)	0(d)	—	—	—	0	(0)(d)
Total	$—	$—	$0(d)	$(0)(d)	$0(d)	$—	$—	$—	$0(d)	$(0)(d)

(d)	Amount less than one thousand.

(e)
As of the period ended July 31, 2018, these securities were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations in not presented.

As of the period ended July 31, 2018, certain securities were transferred from one level (as of October 31, 2017) to another. Based on beginning of period market values as of November 1, 2017, approximately $75,000 was transferred  from Level 2 to Level 1 due to active market activity on recognized exchanges as of July 31, 2018.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Futures(a)
Assets	$25	$—	$—	$25
Liabilities	(72)	—	—	(72)
Forward Contracts(a)
Assets	—	76	—	76
Liabilities	—	(82)	—	(82)
Swaps
Assets	—	37	—	37
Liabilities	—	(48)	—	(48)

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Options Written
Liabilities	(6)	—	(0)	(6)
Total	$(53)	$(17)	$(0)	$(70)

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

(b) The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2018
Other Financial Instruments: (000’s omitted)
Options Written(c) Calls Index	$(0)(d)	$—	$0(d)	$(0)(d)	$0(d)	$—	$—	$—	$—	$—
Puts Index	$—	$—	$—	$1	$—	$(1)	$—	$—	$(0)	$1
Total	$(0)(d)	$—	$0(d)	$1	$0(d)	$(1)	$—	$—	$(0)	$1

(c)  The Fund’s Level 3 investments were valued based on using methods the Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(d)   Amount less than one thousand.

§	Investments in Affiliates(a):
	Balance of Shares Held October 31, 2017	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held July 31, 2018	Value July 31, 2018	Distributions from Investments in Affiliated Issuers(b)	Net Realized Gain/(Loss) from Investments in Affiliated Issuers	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Issuers
Neuberger Berman Emerging Markets Debt Fund Institutional Class	114,486	66,840	—	181,326	$1,541,273	$56,586	$—	$(47,107)
Neuberger Berman Floating Rate Income Fund Institutional Class	106,866	3,350	18,182	92,034	909,297	33,000	(559)	(4,641)
Neuberger Berman High Income Bond Fund Class R6	245,375	9,442	28,769	226,048	1,921,405	80,308	(1,193)	(45,548)
Neuberger Berman Long Short Credit Fund Class R6	48,970	1,479	—	50,449	468,671	13,796	—	(9,901)
Total(c)					$4,840,646	$183,690	$(1,752)	$(107,197)
(a)   Affiliated issuers, as defined in the Investment Company Act of 1940, as amended. Neuberger Berman Alternative Funds and Neuberger Berman Investment Advisers LLC ("Management") have obtained an exemptive order from the Securities and Exchange Commission that permits the Fund to

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

      invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(b) Distributions received include distributions from net investment income and net realized capital gains, if any, from the other investment companies managed by Management.

(c)  At July 31, 2018, the value of these securities amounted to approximately 19.9% of net assets of the Fund.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund
(Unaudited) July 31, 2018

Number of Shares		Value† (000's omitted)
Common Stocks 33.6%
Austria 1.4%
156	IMMOFINANZ AG	$4	*
1,923	Oesterreichische Post AG	91
4,023	Telekom Austria AG	35	*
7,636	UNIQA Insurance Group AG	77
		207
Belgium 1.1%
456	Ageas	24
563	Colruyt SA	34
1,165	KBC Group NV	90
161	UCB SA	14
		162
France 3.3%
2,947	Credit Agricole SA	41
88	Eiffage SA	10
5,860	Engie SA	95
1,975	Klepierre SA	75
5,288	Orange SA	90
587	Renault SA	52
1,143	Sanofi	99
396	SCOR SE	15
364	TOTAL SA	24
		501
Germany 3.7%
773	BASF SE	74
279	Bayerische Motoren Werke AG	27
1,125	Bayerische Motoren Werke AG, Preference Shares	93
706	Covestro AG	68	(a)
1,109	Daimler AG	77
414	HUGO BOSS AG	37
131	Merck KGaA	13
1,818	Talanx AG	70
18,323	Telefonica Deutschland Holding AG	80
387	Vonovia SE	19
		558
Italy 1.2%
20,045	A2A SpA	37
2,455	Eni SpA	47
22,028	Intesa Sanpaolo SpA	70
2,697	Poste Italiane SpA	25	(a)
		179
Japan 9.3%
1,000	Aisin Seiki Co. Ltd.	46
5,100	Astellas Pharma, Inc.	83
2,200	Canon, Inc.	71
900	Daiichi Sankyo Co. Ltd.	37
1,200	Haseko Corp.	16
4,000	ITOCHU Corp.	71
4,900	Japan Post Bank Co. Ltd.	59
4,000	Japan Post Holdings Co. Ltd.	44
1,500	Japan Post Insurance Co. Ltd.	32
41	Japan Retail Fund Investment Corp.	$75
2,300	Japan Tobacco, Inc.	65
1,700	JFE Holdings, Inc.	34	(b)
7,700	JXTG Holdings, Inc.	56
500	KDDI Corp.	14
600	Kewpie Corp.	15
300	LAWSON, Inc.	18
300	Marubeni Corp.	2
4,300	Mitsui & Co. Ltd.	72
22,100	Mizuho Financial Group, Inc.	38
1,600	Nippon Telegraph & Telephone Corp.	74
5,600	Nissan Motor Co. Ltd.	53
2,900	NTT DOCOMO, Inc.	75
400	ORIX Corp.	7
2,900	Osaka Gas Co. Ltd.	56
4,600	Sekisui House Ltd.	78
500	Seven & i Holdings Co. Ltd.	20
4,000	Sojitz Corp.	15
4,400	Sumitomo Corp.	72
400	Suzuken Co. Ltd.	18
3,300	Teijin Ltd.	61
300	Toyota Motor Corp.	20
3,700	Yamada Denki Co. Ltd.	18
		1,415
Netherlands 2.4%
932	Heineken Holding NV	90
3,850	Koninklijke Ahold Delhaize NV	98
2,552	Royal Dutch Shell PLC, A Shares	88
1,350	Wolters Kluwer NV	81
		357
Portugal 0.1%
1,890	Navigator Co. SA	11
Russia 0.5%
10,328	Evraz PLC	75
South Africa 0.1%
694	Anglo American PLC	16
Spain 0.8%
202	Aena SME SA	37	(a)
784	Enagas SA	22
1,517	Endesa SA	35
1,610	Merlin Properties Socimi SA	24
558	Repsol SA	11
		129
Switzerland 0.1%
190	Ferguson PLC	15
United Kingdom 9.3%
8,330	Aviva PLC	55
649	Bellway PLC	25
1,070	Berkeley Group Holdings PLC	52
7,866	BP PLC	59
6,492	British Land Co. PLC	56
1,389	Derwent London PLC	57
11,673	Direct Line Insurance Group PLC	53
1,201	GlaxoSmithKline PLC	25
Number of Shares		Value† (000's omitted)
6,388	HSBC Holdings PLC	$61
1,040	Imperial Brands PLC	40
4,628	Informa PLC	48
3,825	International Consolidated Airlines Group SA	36
2,213	Land Securities Group PLC	27
15,619	Legal & General Group PLC	54
70,999	Lloyds Banking Group PLC	58
2,310	National Grid PLC	25
4,139	Pearson PLC	50
5,455	Phoenix Group Holdings	49
4,187	RELX NV	91
2,234	RELX PLC	49
1,074	Rio Tinto PLC	59
9,845	Royal Mail PLC	60
3,277	RSA Insurance Group PLC	28
3,330	SSE PLC	55
7,245	Tate & Lyle PLC	59
10,711	Tesco PLC	37
905	Unilever PLC	52
24,689	Vodafone Group PLC	60
8,460	WM Morrison Supermarkets PLC	29
		1,409
United States 0.3%
911	Carnival PLC	53

Total Common Stocks (Cost $5,140)		5,087
Short-Term Investments 33.8%
Investment Companies 33.8%
5,118,435	State Street Institutional Treasury Money Market Fund Premier Class, 1.81%(c) (Cost $5,118)	5,118	(d)
Total Investments 67.4% (Cost $10,258)		10,205
Other Assets Less Liabilities 32.6%	4,927		(e)
Net Assets 100.0%		$15,132

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2018 amounted to approximately $130,000, which represents 0.9% of net assets of the Fund.

(b)	When-issued security. Total value of all such securities at July 31, 2018 amounted to approximately $34,000, which represents 0.2% of net assets of the Fund.
(c)	Represents 7-day effective yield as of July 31, 2018.
(d)
All or a portion of this security is segregated in connection with obligations for when-issued securities, options written, futures, forward foreign currency contracts and/or swaps with a total value of approximately $5,118,000.

(e)	Includes the impact of the Fund's open positions in derivatives at July 31, 2018.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund (Unaudited) (cont'd)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Insurance	$526	3.5%
Banks	417	2.8%
Automobiles	322	2.1%
Equity Real Estate Investment Trusts	314	2.1%
Oil, Gas & Consumable Fuels	307	2.0%
Diversified Telecommunication Services	279	1.8%
Pharmaceuticals	271	1.8%
Trading Companies & Distributors	247	1.6%
Food & Staples Retailing	236	1.6%
Professional Services	221	1.5%
Chemicals	203	1.3%
Metals & Mining	184	1.2%
Household Durables	171	1.1%
Multi-Utilities	157	1.0%
Air Freight & Logistics	151	1.0%
Wireless Telecommunication Services	149	1.0%
Tobacco	105	0.7%
Media	98	0.7%
Beverages	90	0.6%
Electric Utilities	90	0.6%
Food Products	74	0.5%
Technology Hardware, Storage & Peripherals	71	0.5%
Gas Utilities	56	0.4%
Hotels, Restaurants & Leisure	53	0.4%
Personal Products	52	0.3%
Auto Components	46	0.3%
Textiles, Apparel & Luxury Goods	37	0.2%
Transportation Infrastructure	37	0.2%
Airlines	36	0.2%
Real Estate Management & Development	23	0.2%
Health Care Providers & Services	18	0.1%
Specialty Retail	18	0.1%
Paper & Forest Products	11	0.1%
Construction & Engineering	10	0.1%
Diversified Financial Services	7	0.0%
Short-Term Investments and Other Assets-Net	10,045	66.4%
	$15,132	100.0%

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund
(Unaudited) (cont'd)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2018, open positions in futures for the Fund were as follows:
Long Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
8/2018	9	WTI Crude Oil	$618,840	$(24,050)
8/2018	5	Brent Crude Oil	371,050	8,190
9/2018	8	Euro-BTP	1,190,866	40,137
9/2018	9	Euro-Bund	1,700,492	(4,564)
9/2018	7	Euro-OAT	1,258,349	102
9/2018	6	Low Sulphur Gasoil	394,350	(1,075)
9/2018	1	Nikkei 225 Index	113,200	501
9/2018	9	Soybean Meal	305,910	7,119
9/2018	2	SPI 200 Index	230,983	(390)
9/2018	1	Euro STOXX 50 Index	41,220	1,228
9/2018	1	FTSE 100 Index	101,106	833
9/2018	1	NASDAQ 100 E-Mini Index	144,895	832
9/2018	1	S&P 500 E-Mini Index	140,855	2,063
9/2018	3	U.K. Long Gilt Bond	483,071	(1,824)
10/2018	8	Lean Hogs	162,320	(5,767)
12/2018	12	Cotton No.2	537,540	(8,855)
Total Long Positions			$7,795,047	$14,480
Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2018	1	Japanese Government Bond, 10 Year	$(1,347,672)	$—
9/2018	25	Corn	(465,313)	(7,813)
9/2018	5	Wheat	(138,438)	(12,099)
9/2018	5	Australian Dollar	(371,950)	7,390
9/2018	3	Euro	(440,156)	4,657
9/2018	3	Japanese Yen	(336,375)	4,756
9/2018	6	Mexican Peso	(159,630)	(16,030)
9/2018	6	New Zealand Dollar	(409,200)	7,965
9/2018	5	Pound Sterling	(410,938)	6,013
9/2018	3	Swiss Franc	(380,250)	3,619
9/2018	6	Canadian Dollar	(461,970)	(4,295)
9/2018	3	Coffee 'C'	(381,713)	694
9/2018	12	Canadian Bond, 10 Year	(1,243,218)	15,242
9/2018	12	U.S. Treasury Note, 10 Year	(1,433,063)	15,503
9/2018	2	Copper	(141,575)	(2,626)
9/2018	1	Silver	(77,795)	380
9/2018	37	Sugar 11	(437,192)	47,443
10/2018	7	Live Cattle	(306,040)	(1,053)
11/2018	9	Soybean	(413,550)	(24,625)
12/2018	1	Cocoa	(22,200)	260
12/2018	9	Coffee 'C'	(123,638)	(75)
12/2018	1	Gold 100 Oz	(123,360)	(20)
Total Short Positions			$(9,625,236)	$45,286
Total Futures				$59,766

At July 31, 2018, the Fund had $149,371 deposited in a segregated account to cover margin requirements on open futures.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund
(Unaudited) (cont'd)

Forward foreign currency contracts ("forward contracts")

	At July 31, 2018, open forward contracts for the Fund were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

1,000,000	USD	985,825	CHF	Morgan Stanley Capital Services LLC	8/31/2018	$2,067
197,519	USD	1,319,731	CNY	Morgan Stanley Capital Services LLC	8/31/2018	3,588
1,000,000	USD	853,224	EUR	Morgan Stanley Capital Services LLC	8/31/2018	198
34,450,500	INR	500,000	USD	Morgan Stanley Capital Services LLC	8/31/2018	1,292
6,875,400	INR	100,000	USD	Morgan Stanley Capital Services LLC	8/31/2018	44
6,020,180	MXN	300,000	USD	Morgan Stanley Capital Services LLC	8/31/2018	21,479
5,769,765	MXN	300,000	USD	Morgan Stanley Capital Services LLC	8/31/2018	8,106
5,675,148	MXN	300,000	USD	Morgan Stanley Capital Services LLC	8/31/2018	3,054
3,797,906	MXN	200,000	USD	Morgan Stanley Capital Services LLC	8/31/2018	2,809
3,747,951	MXN	200,000	USD	Morgan Stanley Capital Services LLC	8/31/2018	141
31,835,000	RUB	500,000	USD	Morgan Stanley Capital Services LLC	8/31/2018	7,986
6,279,000	RUB	100,000	USD	Morgan Stanley Capital Services LLC	8/31/2018	193
200,000	USD	12,526,700	RUB	Morgan Stanley Capital Services LLC	8/31/2018	113
300,000	USD	9,963,720	THB	Morgan Stanley Capital Services LLC	8/31/2018	337
2,725,408	ZAR	200,000	USD	Morgan Stanley Capital Services LLC	8/31/2018	6,212
Total unrealized appreciation						$57,619

690,395	CHF	700,000	USD	Morgan Stanley Capital Services LLC	8/31/2018	(1,126)
1,319,731	CNY	200,000	USD	Morgan Stanley Capital Services LLC	8/31/2018	(6,068)
1,000,000	USD	278,413,600	HUF	Morgan Stanley Capital Services LLC	8/31/2018	(16,863)
7,172,500,000	IDR	500,000	USD	Morgan Stanley Capital Services LLC	8/31/2018	(3,296)
300,000	USD	1,102,131	ILS	Morgan Stanley Capital Services LLC	8/31/2018	(681)
6,868,200	INR	100,000	USD	Morgan Stanley Capital Services LLC	8/31/2018	(60)
100,000	USD	6,918,200	INR	Morgan Stanley Capital Services LLC	8/31/2018	(667)
303,544	USD	6,020,180	MXN	Morgan Stanley Capital Services LLC	8/31/2018	(17,935)
2,016,000	MYR	500,000	USD	Morgan Stanley Capital Services LLC	8/30/2018	(2,319)
495,237	USD	2,016,000	MYR	Morgan Stanley Capital Services LLC	8/30/2018	(2,444)
12,498,760	RUB	200,000	USD	Morgan Stanley Capital Services LLC	8/31/2018	(559)
100,000	USD	6,297,400	RUB	Morgan Stanley Capital Services LLC	8/31/2018	(487)
1,000,000	USD	8,829,057	SEK	Morgan Stanley Capital Services LLC	8/31/2018	(6,260)
197,131	USD	2,725,408	ZAR	Morgan Stanley Capital Services LLC	8/31/2018	(9,081)
Total unrealized depreciation						$(67,846)

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund
(Unaudited) (cont'd)

Total net unrealized depreciation	$(10,227)

CHF = Swiss Franc
CNY = Chinese Yuan Renminbi (a)
EUR = Euro
HUF = Hungarian Forint
IDR = Indonesian Rupiah (a)
ILS = Israeli Shekel
INR = Indian Rupee (a)
MXN = Mexican Peso
MYR = Malaysian Ringgit (a)
RUB = Russian Ruble (a)
SEK = Swedish Krona
THB = Thai Baht
ZAR = South African Rand

(a)	Non-deliverable forward contracts.

Total return swap contracts ("total return swaps")

At July 31, 2018, the Fund had outstanding over-the-counter total return swaps as follows:

Long Total Return Swaps

Counterparty	Reference Entity	Notional Amount	Maturity Date	Variable-rate(a)(b)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
Morgan Stanley & Co. International PLC	Accenture PLC	$103,724	11/18/2019	2.52%	$3,765	$(119)	3,646
Morgan Stanley & Co. International PLC	Aetna, Inc.	26,375	11/18/2019	2.52%	1,783	(29)	1,754
Morgan Stanley & Co. International PLC	Aflac, Inc.	28,808	11/18/2019	2.52%	1,215	(33)	1,182
Morgan Stanley & Co. International PLC	AGNC Investment Corp.	123,070	11/18/2019	2.52%	1,855	(127)	1,728
Morgan Stanley & Co. International PLC	Air Products & Chemicals, Inc.	18,770	11/18/2019	2.52%	0	(22)	(22)
Morgan Stanley & Co. International PLC	Allstate Corp.	31,960	11/18/2019	2.52%	294	(33)	261
Morgan Stanley & Co. International PLC	Altria Group, Inc.	74,700	11/18/2019	2.52%	3,747	(75)	3,672
Morgan Stanley & Co. International PLC	Amazon.com, Inc.	95,982	11/18/2019	2.52%	8,886	(104)	8,782
Morgan Stanley & Co. International PLC	Amdocs Ltd.	63,998	11/18/2019	2.52%	268	(76)	192
Morgan Stanley & Co. International PLC	Amphenol Corp.	28,334	11/18/2019	2.52%	2,058	(28)	2,030
Morgan Stanley & Co. International PLC	Amphenol Corp.	26,744	11/18/2019	2.52%	1,211	(27)	1,184
Morgan Stanley & Co. International PLC	Amphenol Corp.	25,341	11/18/2019	2.52%	1,036	(26)	1,010
Morgan Stanley & Co. International PLC	Amphenol Corp.	25,622	11/18/2019	2.52%	1,735	(27)	1,708
Morgan Stanley & Co. International PLC	Amphenol Corp.	4,582	11/18/2019	2.53%	227	(2)	225
Morgan Stanley & Co. International PLC	Annaly Capital Management, Inc.	120,836	11/18/2019	2.52%	1,843	(142)	1,701
Morgan Stanley & Co. International PLC	Apollo Commercial Real Estate Finance, Inc.	29,761	11/18/2019	2.52%	691	(31)	660
Morgan Stanley & Co. International PLC	Apple Hospitality REIT, Inc.	104,270	11/18/2019	2.52%	(6,471)	(116)	(6,587)
Morgan Stanley & Co. International PLC	Apple, Inc.	142,337	11/18/2019	2.52%	1,783	(167)	1,616
Morgan Stanley & Co. International PLC	Archer-Daniels-Midland Co.	107,620	11/18/2019	2.52%	9,954	(116)	9,838
Morgan Stanley & Co. International PLC	Avangrid, Inc.	77,943	11/18/2019	2.52%	(4,915)	(99)	(5,014)
Morgan Stanley & Co. International PLC	Bank of NT Butterfield & Son Ltd.	18,646	11/18/2019	2.52%	$620	(19)	601
Morgan Stanley & Co. International PLC	Bank of NT Butterfield & Son Ltd.	5,589	11/18/2019	2.53%	283	(2)	281
Morgan Stanley & Co. International PLC	Bank of NT Butterfield & Son Ltd.	82,252	11/18/2019	2.52%	4,163	(93)	4,070
Morgan Stanley & Co. International PLC	BankUnited, Inc.	24,832	11/18/2019	2.52%	(1,205)	(11)	(1,216)
Morgan Stanley & Co. International PLC	BB&T Corp.	100,248	11/18/2019	2.52%	(3,288)	(123)	(3,411)
Morgan Stanley & Co. International PLC	Blackstone Mortgage Trust, Inc.	24,888	11/18/2019	2.52%	919	(27)	892
Morgan Stanley & Co. International PLC	Bristol-Myers Squibb Co.	123,375	11/18/2019	2.52%	13,594	(131)	13,463
Morgan Stanley & Co. International PLC	Broadridge Financial Solutions, Inc.	28,810	11/18/2019	2.52%	(308)	(31)	(339)
Morgan Stanley & Co. International PLC	CA, Inc.	68,216	11/18/2019	2.52%	13,769	(57)	13,712
Morgan Stanley & Co. International PLC	Carnival Corp.	102,841	11/18/2019	2.52%	(5,757)	(129)	(5,886)
Morgan Stanley & Co. International PLC	CDW Corp.	103,347	11/18/2019	2.52%	3,925	(104)	3,821
Morgan Stanley & Co. International PLC	CDW Corp.	3,868	11/18/2019	2.52%	88	(4)	84
Morgan Stanley & Co. International PLC	CenterPoint Energy, Inc.	110,445	11/18/2019	2.52%	10,213	(119)	10,094
Morgan Stanley & Co. International PLC	Chevron Corp.	132,710	11/18/2019	2.52%	5,122	(152)	4,970
Morgan Stanley & Co. International PLC	Chimera Investment Corp.	135,610	11/18/2019	2.52%	5,705	(136)	5,569
Morgan Stanley & Co. International PLC	Chubb Ltd.	60,638	11/18/2019	2.52%	4,250	(67)	4,183
Morgan Stanley & Co. International PLC	Cigna Corp.	119,314	11/18/2019	2.52%	4,544	(137)	4,407
Morgan Stanley & Co. International PLC	Cisco Systems, Inc.	129,365	11/18/2019	2.52%	(2,100)	(157)	(2,257)
Morgan Stanley & Co. International PLC	Cognizant Technology Solutions Corp.	26,325	11/18/2019	2.52%	1,442	(30)	1,412
Morgan Stanley & Co. International PLC	Cognizant Technology Solutions Corp.	26,243	11/18/2019	2.52%	2,281	(29)	2,252
Morgan Stanley & Co. International PLC	Cognizant Technology Solutions Corp.	24,369	11/18/2019	2.52%	686	(28)	658
Morgan Stanley & Co. International PLC	Cognizant Technology Solutions Corp.	23,391	11/18/2019	2.52%	873	(25)	848
Morgan Stanley & Co. International PLC	Cognizant Technology Solutions Corp.	4,320	11/18/2019	2.52%	(14)	(5)	(19)
Morgan Stanley & Co. International PLC	Comerica, Inc.	25,495	11/18/2019	2.52%	1,084	(27)	1,057
Morgan Stanley & Co. International PLC	Comerica, Inc.	24,720	11/18/2019	2.52%	322	(26)	296
Morgan Stanley & Co. International PLC	Comerica, Inc.	24,526	11/18/2019	2.52%	411	(25)	386
Morgan Stanley & Co. International PLC	Comerica, Inc.	24,720	11/18/2019	2.52%	809	(25)	784
Morgan Stanley & Co. International PLC	Conagra Brands, Inc.	113,801	11/18/2019	2.52%	(2,035)	(138)	(2,173)
Morgan Stanley & Co. International PLC	Copa Holdings SA	90,429	11/18/2019	2.52%	(12,882)	(123)	(13,005)
Morgan Stanley & Co. International PLC	Cracker Barrel Old Country Store, Inc.	99,763	11/18/2019	2.52%	(7,083)	(127)	(7,210)
Morgan Stanley & Co. International PLC	Cummins, Inc.	102,395	11/18/2019	2.52%	(1,216)	(123)	(1,339)
Morgan Stanley & Co. International PLC	Deckers Outdoor Corp.	52,353	11/18/2019	2.52%	2,493	(52)	2,441
Morgan Stanley & Co. International PLC	Deckers Outdoor Corp.	21,776	11/18/2019	2.52%	(1,246)	(24)	(1,270)
Morgan Stanley & Co. International PLC	Deckers Outdoor Corp.	22,453	11/18/2019	2.52%	(513)	(21)	(534)
Morgan Stanley & Co. International PLC	Eaton Corp. PLC	124,422	11/18/2019	2.52%	9,310	(137)	9,173
Morgan Stanley & Co. International PLC	Emerson Electric Co	131,911	11/18/2019	2.52%	2,744	(154)	2,590
Morgan Stanley & Co. International PLC	Encompass Health Corp.	128,495	11/18/2019	2.52%	19,663	(114)	19,549
Morgan Stanley & Co. International PLC	Exxon Mobil Corp.	114,522	11/18/2019	2.52%	4,332	(131)	4,201
Morgan Stanley & Co. International PLC	Fidelity National Information Services, Inc.	54,040	11/18/2019	2.52%	390	(64)	326
Morgan Stanley & Co. International PLC	Fidelity National Information Services, Inc.	24,442	11/18/2019	2.52%	(388)	(30)	(418)
Morgan Stanley & Co. International PLC	Fidelity National Information Services, Inc.	14,129	11/18/2019	2.52%	(585)	(18)	(603)
Morgan Stanley & Co. International PLC	Fidelity National Information Services, Inc.	8,972	11/18/2019	2.52%	(302)	(11)	(313)
Morgan Stanley & Co. International PLC	FirstEnergy Corp.	24,411	11/18/2019	2.52%	347	(29)	318
Morgan Stanley & Co. International PLC	FirstEnergy Corp.	23,455	11/18/2019	2.52%	(554)	(22)	(576)
Morgan Stanley & Co. International PLC	Flowers Foods, Inc.	32,987	11/18/2019	2.52%	620	(34)	586
Morgan Stanley & Co. International PLC	Flowers Foods, Inc.	23,705	11/18/2019	2.52%	(159)	(25)	(184)
Morgan Stanley & Co. International PLC	Ford Motor Co.	27,429	11/18/2019	2.52%	(3,843)	(37)	(3,880)
Morgan Stanley & Co. International PLC	Gaming and Leisure Properties, Inc.	26,514	11/18/2019	2.52%	944	(27)	917
Morgan Stanley & Co. International PLC	Gap, Inc.	10,318	11/18/2019	2.52%	641	(12)	629
Morgan Stanley & Co. International PLC	Garmin Ltd.	132,706	11/18/2019	2.52%	4,257	(135)	4,122
Morgan Stanley & Co. International PLC	Hawaiian Electric Industries, Inc.	118,136	11/18/2019	2.52%	4,244	(120)	4,124
Morgan Stanley & Co. International PLC	Hill-Rom Holdings, Inc.	92,504	11/18/2019	2.52%	3,215	(94)	3,121
Morgan Stanley & Co. International PLC	Hill-Rom Holdings, Inc.	6,971	11/18/2019	2.52%	88	(7)	81
Morgan Stanley & Co. International PLC	HollyFrontier Corp.	39,005	11/18/2019	2.52%	(145)	(41)	(186)
Morgan Stanley & Co. International PLC	Honeywell International, Inc.	61,306	11/18/2019	2.52%	4,394	(68)	4,326
Morgan Stanley & Co. International PLC	Hospitality Properties Trust	96,768	11/18/2019	2.52%	(1,700)	(103)	(1,803)
Morgan Stanley & Co. International PLC	Humana, Inc.	64,721	11/18/2019	2.52%	4,494	(72)	4,422
Morgan Stanley & Co. International PLC	International Business Machines Corp.	114,785	11/18/2019	2.52%	2,933	(133)	2,800
Morgan Stanley & Co. International PLC	International Paper Co.	108,320	11/18/2019	2.52%	1,580	(127)	1,453
Morgan Stanley & Co. International PLC	Intuit, Inc.	25,122	11/18/2019	2.52%	(520)	(31)	(551)
Morgan Stanley & Co. International PLC	Intuit, Inc.	23,692	11/18/2019	2.52%	(740)	(29)	(769)
Morgan Stanley & Co. International PLC	Intuit, Inc.	24,305	11/18/2019	2.52%	253	(27)	226
Morgan Stanley & Co. International PLC	Intuit, Inc.	17,565	11/18/2019	2.52%	(45)	(21)	(66)
Morgan Stanley & Co. International PLC	Intuit, Inc.	5,514	11/18/2019	2.53%	(312)	(2)	(314)
Morgan Stanley & Co. International PLC	Intuit, Inc.	1,634	11/18/2019	2.52%	(98)	(2)	(100)
Morgan Stanley & Co. International PLC	Investors BanCorp., Inc.	25,491	11/18/2019	2.53%	(441)	(11)	(452)
Morgan Stanley & Co. International PLC	JPMorgan Chase & Co.	116,329	11/18/2019	2.52%	9,122	(128)	8,994
Morgan Stanley & Co. International PLC	Kansas City Southern	61,042	11/18/2019	2.52%	3,341	(69)	3,272
Morgan Stanley & Co. International PLC	KAR Auction Services, Inc.	29,487	11/18/2019	2.52%	3,260	(28)	3,232
Morgan Stanley & Co. International PLC	Kimberly-Clark Corp.	102,816	11/18/2019	2.52%	8,148	(113)	8,035
Morgan Stanley & Co. International PLC	Kohl's Corp.	116,936	11/18/2019	2.52%	11,356	(111)	11,245
Morgan Stanley & Co. International PLC	Las Vegas Sands Corp.	54,141	11/18/2019	2.52%	(5,788)	(63)	(5,851)
Morgan Stanley & Co. International PLC	Leidos Holdings, Inc.	55,762	11/18/2019	2.52%	7,028	(51)	6,977
Morgan Stanley & Co. International PLC	Leidos Holdings, Inc.	27,094	11/18/2019	2.52%	2,575	(26)	2,549
Morgan Stanley & Co. International PLC	Lockheed Martin Corp.	26,740	11/18/2019	2.52%	729	(31)	698
Morgan Stanley & Co. International PLC	LyondellBasell Industries NV	121,537	11/18/2019	2.52%	(731)	(146)	(877)
Morgan Stanley & Co. International PLC	Marathon Petroleum Corp.	38,313	11/18/2019	2.52%	1,523	(44)	1,479
Morgan Stanley & Co. International PLC	Maxim Integrated Products, Inc.	103,693	11/18/2019	2.52%	3,839	(119)	3,720
Morgan Stanley & Co. International PLC	McDonald's Corp.	109,490	11/18/2019	2.52%	(2,145)	(133)	(2,278)
Morgan Stanley & Co. International PLC	Medical Properties Trust, Inc.	49,787	11/18/2019	2.52%	3,329	(55)	3,274
Morgan Stanley & Co. International PLC	Merck & Co., Inc.	60,798	11/18/2019	2.52%	6,889	(64)	6,825
Morgan Stanley & Co. International PLC	MFA Financial, Inc.	135,860	11/18/2019	2.52%	4,616	(138)	4,478
Morgan Stanley & Co. International PLC	Microsoft Corp.	25,565	11/18/2019	2.53%	(382)	(11)	(393)
Morgan Stanley & Co. International PLC	Microsoft Corp.	25,565	11/18/2019	2.52%	1,685	(27)	1,658
Morgan Stanley & Co. International PLC	Motorola Solutions, Inc.	110,504	11/18/2019	2.52%	10,580	(119)	10,461
Morgan Stanley & Co. International PLC	New Residential Investment Corp.	29,590	11/18/2019	2.52%	(408)	(32)	(440)
Morgan Stanley & Co. International PLC	New York Community BanCorp., Inc.	34,690	11/18/2019	2.52%	(2,598)	(39)	(2,637)
Morgan Stanley & Co. International PLC	Newmont Mining Corp.	23,292	11/18/2019	2.52%	(1,192)	(29)	(1,221)
Morgan Stanley & Co. International PLC	Newmont Mining Corp.	9,317	11/18/2019	2.52%	(573)	(12)	(585)
Morgan Stanley & Co. International PLC	NextEra Energy, Inc.	25,801	11/18/2019	2.52%	1,268	(29)	1,239
Morgan Stanley & Co. International PLC	NextEra Energy, Inc.	24,293	11/18/2019	2.52%	111	(27)	84
Morgan Stanley & Co. International PLC	NextEra Energy, Inc.	24,628	11/18/2019	2.52%	666	(29)	637
Morgan Stanley & Co. International PLC	NextEra Energy, Inc.	15,916	11/18/2019	2.52%	(254)	(15)	(269)
Morgan Stanley & Co. International PLC	NextEra Energy, Inc.	5,194	11/18/2019	2.52%	3	(6)	(3)
Morgan Stanley & Co. International PLC	NIKE, Inc.	105,521	11/18/2019	2.52%	8,209	(116)	8,093
Morgan Stanley & Co. International PLC	Norfolk Southern Corp.	34,645	11/18/2019	2.52%	3,557	(37)	3,520
Morgan Stanley & Co. International PLC	Nucor Corp.	90,757	11/18/2019	2.52%	5,700	(89)	5,611
Morgan Stanley & Co. International PLC	ONEOK, Inc.	39,658	11/18/2019	2.52%	2,327	(44)	2,283
Morgan Stanley & Co. International PLC	Packaging Corp. of America	87,159	11/18/2019	2.52%	(4,128)	(109)	(4,237)
Morgan Stanley & Co. International PLC	Paychex, Inc.	139,144	11/18/2019	2.52%	6,861	(158)	6,703
Morgan Stanley & Co. International PLC	PBF Energy, Inc.	129,172	11/18/2019	2.52%	3,384	(132)	3,252
Morgan Stanley & Co. International PLC	PepsiCo., Inc.	86,250	11/18/2019	2.52%	10,420	(90)	10,330
Morgan Stanley & Co. International PLC	Pfizer, Inc.	134,205	11/18/2019	2.52%	14,195	(143)	14,052
Morgan Stanley & Co. International PLC	Phillips 66	143,938	11/18/2019	2.52%	7,613	(162)	7,451
Morgan Stanley & Co. International PLC	PNC Financial Services Group, Inc.	130,926	11/18/2019	2.52%	3,230	(152)	3,078
Morgan Stanley & Co. International PLC	Portland General Electric Co.	27,171	11/18/2019	2.52%	2,129	(26)	2,103
Morgan Stanley & Co. International PLC	Quest Diagnostics, Inc.	124,201	11/18/2019	2.52%	1,572	(146)	1,426
Morgan Stanley & Co. International PLC	Raytheon Co.	87,727	11/18/2019	2.52%	(4,876)	(97)	(4,973)
Morgan Stanley & Co. International PLC	Raytheon Co.	10,496	11/18/2019	2.52%	219	(12)	207
Morgan Stanley & Co. International PLC	Select, Income REIT	90,426	11/18/2019	2.52%	(2,847)	(98)	(2,945)
Morgan Stanley & Co. International PLC	Senior Housing Properties Trust	90,859	11/18/2019	2.52%	2,361	(93)	2,268
Morgan Stanley & Co. International PLC	Service Corp. International	52,217	11/18/2019	2.52%	3,309	(51)	3,258
Morgan Stanley & Co. International PLC	Service Corp. International	13,891	11/18/2019	2.52%	1,251	(14)	1,237
Morgan Stanley & Co. International PLC	Shutterfly, Inc.	28,051	11/18/2019	2.52%	(3,324)	(37)	(3,361)
Morgan Stanley & Co. International PLC	Sirius XM Holdings, Inc.	27,294	11/18/2019	2.52%	130	(32)	98
Morgan Stanley & Co. International PLC	Steel Dynamics, Inc.	55,189	11/18/2019	2.52%	(1,848)	(68)	(1,916)
Morgan Stanley & Co. International PLC	STERIS PLC	25,756	11/18/2019	2.52%	2,361	(28)	2,333
Morgan Stanley & Co. International PLC	SunTrust Banks, Inc.	3,748	11/18/2019	2.52%	301	(4)	297
Morgan Stanley & Co. International PLC	Synovus Financial Corp.	25,501	11/18/2019	2.53%	(473)	(11)	(484)
Morgan Stanley & Co. International PLC	Target Corp.	134,009	11/18/2019	2.52%	14,905	(142)	14,763
Morgan Stanley & Co. International PLC	Texas Instruments, Inc.	127,016	11/18/2019	2.52%	426	(151)	275
Morgan Stanley & Co. International PLC	Travelers Cos, Inc.	117,256	11/18/2019	2.52%	1,733	(138)	1,595
Morgan Stanley & Co. International PLC	Union Pacific Corp.	33,575	11/18/2019	2.52%	1,307	(34)	1,273
Morgan Stanley & Co. International PLC	UnitedHealth Group, Inc.	131,168	11/18/2019	2.52%	5,721	(149)	5,572
Morgan Stanley & Co. International PLC	US Foods Holding Corp.	22,517	11/18/2019	2.52%	(2,422)	(30)	(2,452)
Morgan Stanley & Co. International PLC	US Foods Holding Corp.	21,706	11/18/2019	2.52%	(2,887)	(28)	(2,915)
Morgan Stanley & Co. International PLC	US Foods Holding Corp.	23,092	11/18/2019	2.52%	(1,200)	(29)	(1,229)
Morgan Stanley & Co. International PLC	US Foods Holding Corp.	7,506	11/18/2019	2.52%	(854)	(10)	(864)
Morgan Stanley & Co. International PLC	Valero Energy Corp.	118,942	11/18/2019	2.52%	(1,132)	(143)	(1,275)
Morgan Stanley & Co. International PLC	Verizon Communications, Inc.	129,100	11/18/2019	2.52%	8,584	(143)	8,441
Morgan Stanley & Co. International PLC	Visa, Inc.	24,476	11/18/2019	2.52%	291	(29)	262
Morgan Stanley & Co. International PLC	Visa, Inc.	24,887	11/18/2019	2.52%	761	(27)	734
Morgan Stanley & Co. International PLC	Visa, Inc.	23,519	11/18/2019	2.52%	(500)	(22)	(522)
Morgan Stanley & Co. International PLC	Walgreens Boots Alliance, Inc.	11,969	11/18/2019	2.52%	836	(13)	823
Morgan Stanley & Co. International PLC	Walmart, Inc.	134,559	11/18/2019	2.52%	10,290	(148)	10,142
Morgan Stanley & Co. International PLC	Washington Federal, Inc.	24,961	11/18/2019	2.52%	144	(30)	114
Morgan Stanley & Co. International PLC	Waste Management, Inc.	117,900	11/18/2019	2.52%	9,620	(129)	9,491
Morgan Stanley & Co. International PLC	WatsCo., Inc.	113,339	11/18/2019	2.52%	(6,896)	(126)	(7,022)
Morgan Stanley & Co. International PLC	WEX, Inc.	24,866	11/18/2019	2.52%	99	(29)	70
Morgan Stanley & Co. International PLC	Weyerhaeuser Co.	105,890	11/18/2019	2.52%	(8,230)	(136)	(8,366)
Morgan Stanley & Co. International PLC	Zions BanCorporation	25,695	11/18/2019	2.53%	(277)	(11)	(288)
Total					$283,480	$(10,934)	$272,546

(a)	Fund pays 1-month USD LIBOR plus 0.45%. Payment frequency—monthly. Fund receives return on reference entity. Payment frequency—upon termination.
(b)	Effective rate at July 31, 2018.
Short Total Return Swaps

Counterparty	Reference Entity		Notional Amount(a)	Maturity Date	Variable-rate(r)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
Morgan Stanley & Co. International PLC	2U, Inc.		$(20,104)	11/18/2019	1.62%(b)	$2,524	$12	$2,536
Morgan Stanley & Co. International PLC	2U, Inc.		(21,532)	11/18/2019	1.62%(b)	3,503	11	3,514
Morgan Stanley & Co. International PLC	3i Group PLC	GBP	(23,390)	11/18/2019	0.21%(c)	158	3	161
Morgan Stanley & Co. International PLC	Acuity Brands, Inc.		$(33,400)	11/18/2019	1.62%(b)	(6,796)	31	(6,765)
Morgan Stanley & Co. International PLC	Adient PLC		(3,552)	11/18/2019	1.62%(b)	324	2	326
Morgan Stanley & Co. International PLC	ADT, Inc.		(11,381)	11/18/2019	0.22%(d)	(3,004)	1	(3,003)
Morgan Stanley & Co. International PLC	Advance Auto Parts, Inc.		(18,562)	11/18/2019	1.62%(b)	(3,006)	16	(2,990)
Morgan Stanley & Co. International PLC	Advanced Micro Devices, Inc.		(47,816)	11/18/2019	0.92%(e)	(28,406)	31	(28,375)
Morgan Stanley & Co. International PLC	Aerie Pharmaceuticals, Inc.		(16,723)	11/18/2019	2.52%(f)	120	19	139
Morgan Stanley & Co. International PLC	Aerie Pharmaceuticals, Inc.		(17,435)	11/18/2019	1.62%(b)	(1,010)	14	(996)
Morgan Stanley & Co. International PLC	Airbus SE	EUR	(11,942)	11/18/2019	(0.77)%(g)	(1,075)	(5)	(1,080)
Morgan Stanley & Co. International PLC	Airbus SE	EUR	(9,742)	11/18/2019	(0.77)%(g)	(688)	(4)	(692)
Morgan Stanley & Co. International PLC	Albemarle Corp.		$(18,649)	11/18/2019	1.62%(b)	517	11	528
Morgan Stanley & Co. International PLC	Align Technology, Inc.		(16,775)	11/18/2019	1.62%(b)	(529)	13	(516)
Morgan Stanley & Co. International PLC	Align Technology, Inc.		(17,240)	11/18/2019	1.62%(b)	(118)	13	(105)
Morgan Stanley & Co. International PLC	Alleghany Corp.		(15,148)	11/18/2019	1.62%(b)	(1,551)	13	(1,538)
Morgan Stanley & Co. International PLC	Alleghany Corp.		(15,025)	11/18/2019	1.62%(b)	(1,297)	12	(1,285)
Morgan Stanley & Co. International PLC	Alleghany Corp.		(16,688)	11/18/2019	1.62%(b)	(1,724)	14	(1,710)
Morgan Stanley & Co. International PLC	Alleghany Corp.		(16,734)	11/18/2019	1.62%(b)	(757)	10	(747)
Morgan Stanley & Co. International PLC	Allegheny Technologies, Inc.		(21,267)	11/18/2019	1.62%(b)	(681)	15	(666)
Morgan Stanley & Co. International PLC	Altice Europe NV	EUR	(20,977)	11/18/2019	(3.12)%(h)	1,352	(28)	1,324
Morgan Stanley & Co. International PLC	AMERCO		$(34,575)	11/18/2019	1.62%(b)	(2,509)	25	(2,484)
Morgan Stanley & Co. International PLC	American International Group, Inc.		(66,286)	11/18/2019	1.62%(b)	(4,096)	54	(4,042)
Morgan Stanley & Co. International PLC	Amundi SA	EUR	(35,628)	11/18/2019	(0.77)%(g)	2,192	(14)	2,178
Morgan Stanley & Co. International PLC	Amundi SA	EUR	(13,212)	11/18/2019	(0.77)%(g)	1,167	(5)	1,162
Morgan Stanley & Co. International PLC	Aqua America, Inc.		$(38,696)	11/18/2019	1.62%(b)	(2,059)	31	(2,028)
Morgan Stanley & Co. International PLC	Arconic, Inc.		(13,223)	11/18/2019	1.62%(b)	(3,518)	13	(3,505)
Morgan Stanley & Co. International PLC	Arconic, Inc.		(13,818)	11/18/2019	1.62%(b)	(3,968)	14	(3,954)
Morgan Stanley & Co. International PLC	Arconic, Inc.		(16,039)	11/18/2019	1.62%(b)	(2,348)	11	(2,337)
Morgan Stanley & Co. International PLC	ASOS PLC	GBP	(36,912)	11/18/2019	0.21%(c)	3,707	4	3,711
Morgan Stanley & Co. International PLC	Atlassian Corp. PLC		$(70,698)	11/18/2019	1.62%(b)	(12,948)	64	(12,884)
Morgan Stanley & Co. International PLC	Autodesk, Inc.		(83,834)	11/18/2019	1.62%(b)	752	64	816
Morgan Stanley & Co. International PLC	Avis Budget Group, Inc.		(16,834)	11/18/2019	1.62%(b)	35	12	47
Morgan Stanley & Co. International PLC	Avis Budget Group, Inc.		(16,356)	11/18/2019	1.62%(b)	(1,266)	13	(1,253)
Morgan Stanley & Co. International PLC	Axalta Coating Systems Ltd.		(17,848)	11/18/2019	1.62%(b)	(136)	11	(125)
Morgan Stanley & Co. International PLC	Banca Generali SpA	EUR	(8,047)	11/18/2019	(0.87)%(i)	(1,166)	(4)	(1,170)
Morgan Stanley & Co. International PLC	Banca Generali SpA	EUR	(7,068)	11/18/2019	(0.87)%(i)	(969)	(4)	(973)
Morgan Stanley & Co. International PLC	Banco BPM SpA	EUR	(21,774)	11/18/2019	(0.87)%(i)	(7,444)	(7)	(7,451)
Morgan Stanley & Co. International PLC	Bank of the Ozarks, Inc.		$(109,208)	11/18/2019	1.62%(b)	12,865	70	12,935
Morgan Stanley & Co. International PLC	Barclays PLC	GBP	(15,379)	11/18/2019	0.21%(c)	320	2	322
Morgan Stanley & Co. International PLC	Barclays PLC	GBP	(7,926)	11/18/2019	0.21%(c)	243	1	244
Morgan Stanley & Co. International PLC	Barclays PLC	GBP	(7,400)	11/18/2019	0.21%(c)	(454)	1	(453)
Morgan Stanley & Co. International PLC	Barclays PLC	GBP	(3,215)	11/18/2019	0.21%(c)	(179)	—	(179)
Morgan Stanley & Co. International PLC	Brembo SpA	EUR	(32,622)	11/18/2019	(0.87)%(i)	1,539	(15)	1,524
Morgan Stanley & Co. International PLC	Brighthouse Financial, Inc.		$(16,358)	11/18/2019	2.52%(f)	(377)	19	(358)
Morgan Stanley & Co. International PLC	Brighthouse Financial, Inc.		(16,939)	11/18/2019	1.62%(b)	(542)	13	(529)
Morgan Stanley & Co. International PLC	Brighthouse Financial, Inc.		(17,329)	11/18/2019	1.62%(b)	(955)	11	(944)
Morgan Stanley & Co. International PLC	British American Tobacco PLC	GBP	(7,066)	11/18/2019	0.21%(c)	(876)	1	(875)
Morgan Stanley & Co. International PLC	British American Tobacco PLC	GBP	(6,714)	11/18/2019	0.21%(c)	(1,245)	1	(1,244)
Morgan Stanley & Co. International PLC	British American Tobacco PLC	GBP	(6,704)	11/18/2019	0.21%(c)	(1,417)	1	(1,416)
Morgan Stanley & Co. International PLC	British American Tobacco PLC	GBP	(5,953)	11/18/2019	0.21%(c)	(1,055)	1	(1,054)
Morgan Stanley & Co. International PLC	Buzzi Unicem SpA	EUR	(11,404)	11/18/2019	(0.87)%(i)	1,070	(3)	1,067
Morgan Stanley & Co. International PLC	Caesars Entertainment Corp.		$(20,927)	11/18/2019	1.62%(b)	1,565	15	1,580
Morgan Stanley & Co. International PLC	Caesars Entertainment Corp.		(18,134)	11/18/2019	1.62%(b)	270	11	281
Morgan Stanley & Co. International PLC	Capital & Counties Properties PLC	GBP	(17,557)	11/18/2019	0.21%(c)	1,989	2	1,991
Morgan Stanley & Co. International PLC	CarMax, Inc.		$(39,087)	11/18/2019	1.62%(b)	(4,055)	33	(4,022)
Morgan Stanley & Co. International PLC	Carrefour SA	EUR	(37,634)	11/18/2019	(0.77)%(g)	163	(8)	155
Morgan Stanley & Co. International PLC	Carrefour SA	EUR	(6,298)	11/18/2019	(0.77)%(g)	(926)	(3)	(929)
Morgan Stanley & Co. International PLC	CBRE Group, Inc.		$(15,135)	11/18/2019	1.62%(b)	(1,123)	12	(1,111)
Morgan Stanley & Co. International PLC	Charles Schwab Corp.		(95,146)	11/18/2019	1.62%(b)	6,546	68	6,614
Morgan Stanley & Co. International PLC	Charter Communications, Inc.		(53,610)	11/18/2019	1.62%(b)	(8,983)	48	(8,935)
Morgan Stanley & Co. International PLC	Charter Communications, Inc.		(4,319)	11/18/2019	1.62%(b)	(734)	4	(730)
Morgan Stanley & Co. International PLC	Citigroup, Inc.		(14,998)	11/18/2019	1.62%(b)	(1,559)	13	(1,546)
Morgan Stanley & Co. International PLC	Citigroup, Inc.		(17,167)	11/18/2019	1.62%(b)	(654)	11	(643)
Morgan Stanley & Co. International PLC	Cleveland-Cliffs, Inc.		(12,383)	11/18/2019	1.62%(b)	(4,485)	12	(4,473)
Morgan Stanley & Co. International PLC	Cleveland-Cliffs, Inc.		(11,519)	11/18/2019	1.62%(b)	(5,344)	13	(5,331)
Morgan Stanley & Co. International PLC	Cloudera, Inc.		(36,652)	11/18/2019	1.62%(b)	4,929	24	4,953
Morgan Stanley & Co. International PLC	Coca-Cola Bottlers Japan Holdings, Inc.	JPY	(1,028,084)	11/18/2019	(0.47)%(m)	996	(2)	994
Morgan Stanley & Co. International PLC	Comcast Corp.		$(15,613)	11/18/2019	1.62%(b)	(1,836)	13	(1,823)
Morgan Stanley & Co. International sssPLC	Concho Resources, Inc.		(55,205)	11/18/2019	1.62%(b)	(4,484)	19	(4,465)
Morgan Stanley & Co. International PLC	Concordia Financial Group Ltd.	JPY	(2,689,164)	11/18/2019	(0.47)%(m)	488	(5)	483
Morgan Stanley & Co. International PLC	ConvaTec Group PLC	GBP	(32,850)	11/18/2019	0.21%(c)	2,221	4	2,225
Morgan Stanley & Co. International PLC	ConvaTec Group PLC	GBP	(1,797)	11/18/2019	0.21%(c)	(249)	—	(249)
Morgan Stanley & Co. International PLC	ConvaTec Group PLC	GBP	(4,692)	11/18/2019	0.21%(c)	(823)	1	(822)
Morgan Stanley & Co. International PLC	Cornerstone OnDemand, Inc.		$(39,884)	11/18/2019	1.62%(b)	(485)	27	(458)
Morgan Stanley & Co. International PLC	Coty, Inc.		(75,229)	11/18/2019	1.62%(b)	187	57	244
Morgan Stanley & Co. International PLC	CYBG PLC	GBP	(12,263)	11/18/2019	(4.31)%(n)	(4,143)	(39)	(4,182)
Morgan Stanley & Co. International PLC	CyrusOne, Inc.		$(47,035)	11/18/2019	1.62%(b)	(7,226)	37	(7,189)
Morgan Stanley & Co. International PLC	Darling Ingredients, Inc.		(1,591)	11/18/2019	1.62%(b)	(128)	1	(127)
Morgan Stanley & Co. International PLC	Darling Ingredients, Inc.		(16,910)	11/18/2019	1.62%(b)	208	26	234
Morgan Stanley & Co. International PLC	Darling Ingredients, Inc.		(18,084)	11/18/2019	1.62%(b)	(450)	14	(436)
Morgan Stanley & Co. International PLC	Darling Ingredients, Inc.		(12,756)	11/18/2019	1.62%(b)	(10)	10	0
Morgan Stanley & Co. International PLC	Darling Ingredients, Inc.		(17,141)	11/18/2019	1.62%(b)	(189)	5	(184)
Morgan Stanley & Co. International PLC	Deere & Co.		(18,215)	11/18/2019	1.62%(b)	1,072	13	1,085
Morgan Stanley & Co. International PLC	Deere & Co.		(19,082)	11/18/2019	1.62%(b)	1,433	14	1,447
Morgan Stanley & Co. International PLC	Delivery Hero SE	EUR	(30,891)	11/18/2019	(0.87)%(i)	(11,173)	(19)	(11,192)
Morgan Stanley & Co. International PLC	Deutsche Bank AG	EUR	(31,613)	11/18/2019	(0.87)%(i)	(10,580)	(20)	(10,600)
Morgan Stanley & Co. International PLC	DexCom, Inc.		$(56,676)	11/18/2019	1.62%(b)	(5,718)	48	(5,670)
Morgan Stanley & Co. International PLC	Dialog Semiconductor PLC	EUR	(6,104)	11/18/2019	(0.87)%(i)	1,228	(2)	1,226
Morgan Stanley & Co. International PLC	Diebold Nixdorf, Inc.		$(29,724)	11/18/2019	(0.03)%(o)	964	—	964
Morgan Stanley & Co. International PLC	DISH Network Corp.		(64,870)	11/18/2019	1.62%(b)	(2,928)	52	(2,876)
Morgan Stanley & Co. International PLC	DISH Network Corp.		(2,779)	11/18/2019	1.62%(b)	(220)	2	(218)
Morgan Stanley & Co. International PLC	Distribuidora Internacional de Alimentacion SA	EUR	(32,827)	11/18/2019	(0.87)%(i)	9,799	(12)	9,787
Morgan Stanley & Co. International PLC	Distribuidora Internacional de Alimentacion SA	EUR	(16,198)	11/18/2019	(0.87)%(i)	3,937	(12)	3,925
Morgan Stanley & Co. International PLC	Distribuidora Internacional de Alimentacion SA	EUR	(20,000)	11/18/2019	(0.87)%(i)	5,317	(7)	5,310
Morgan Stanley & Co. International PLC	Don Quijote Holdings Co. Ltd.	JPY	(3,187,100)	11/18/2019	(0.47)%(m)	2,578	(5)	2,573
Morgan Stanley & Co. International PLC	Don Quijote Holdings Co. Ltd.	JPY	(1,522,436)	11/18/2019	(0.47)%(m)	(195)	(3)	(198)
Morgan Stanley & Co. International PLC	Drax Group PLC	GBP	(2,834)	11/18/2019	0.21%(c)	(449)	—	(449)
Morgan Stanley & Co. International PLC	Drax Group PLC	GBP	(2,754)	11/18/2019	0.21%(c)	(427)	—	(427)
Morgan Stanley & Co. International PLC	DS Smith PLC	GBP	(259)	11/18/2019	0.21%(c)	27	—	27
Morgan Stanley & Co. International PLC	DS Smith PLC	GBP	(8,110)	11/18/2019	0.21%(c)	(83)	1	(82)
Morgan Stanley & Co. International PLC	DS Smith PLC	GBP	(22)	11/18/2019	0.21%(c)	(22)	—	(22)
Morgan Stanley & Co. International PLC	Eagle Materials, Inc.		$(45,858)	11/18/2019	1.62%(b)	3,308	33	3,341
Morgan Stanley & Co. International PLC	eBay, Inc.		(17,928)	11/18/2019	1.62%(b)	1,756	12	1,768
Morgan Stanley & Co. International PLC	eBay, Inc.		(20,445)	11/18/2019	1.62%(b)	3,014	13	3,027
Morgan Stanley & Co. International PLC	Edgewell Personal Care Co.		(13,724)	11/18/2019	1.62%(b)	(275)	4	(271)
Morgan Stanley & Co. International PLC	Edwards Lifesciences Corp.		(9,834)	11/18/2019	1.62%(b)	(496)	8	(488)
Morgan Stanley & Co. International PLC	Electricite de France SA	EUR	(16,511)	11/18/2019	(0.77)%(g)	(2,719)	(8)	(2,727)
Morgan Stanley & Co. International PLC	Ellie Mae, Inc.		$(96,927)	11/18/2019	1.62%(b)	6,543	69	6,612
Morgan Stanley & Co. International PLC	Endo International PLC		(1,289)	11/18/2019	1.62%(b)	(38,075)	30	(38,045)
Morgan Stanley & Co. International PLC	Eurofins Scientific SE	EUR	(4,118)	11/18/2019	(0.87)%(i)	(321)	(2)	(323)
Morgan Stanley & Co. International PLC	Fiat Chrysler Automobiles NV	EUR	(32,042)	11/18/2019	(0.77)%(g)	7,430	(12)	7,418
Morgan Stanley & Co. International PLC	FireEye, Inc.		$(95,725)	11/18/2019	1.62%(b)	4,790	70	4,860
Morgan Stanley & Co. International PLC	First Horizon National Corp.		(40,207)	11/18/2019	1.62%(b)	970	27	997
Morgan Stanley & Co. International PLC	First Horizon National Corp.		(17,131)	11/18/2019	1.62%(b)	649	13	662
Morgan Stanley & Co. International PLC	First Horizon National Corp.		(16,424)	11/18/2019	1.62%(b)	(715)	10	(705)
Morgan Stanley & Co. International PLC	First Republic Bank		(2,920)	11/18/2019	1.62%(b)	(23)	2	(21)
Morgan Stanley & Co. International PLC	First Republic Bank		(17,366)	11/18/2019	1.62%(b)	(264)	10	(254)
Morgan Stanley & Co. International PLC	Foot Locker, Inc.		(49,564)	11/18/2019	1.62%(b)	4,721	34	4,755
Morgan Stanley & Co. International PLC	Foot Locker, Inc.		(19,929)	11/18/2019	1.62%(b)	1,325	11	1,336
Morgan Stanley & Co. International PLC	General Electric Co.		(8,690)	11/18/2019	1.62%(b)	209	6	215
Morgan Stanley & Co. International PLC	GGP, Inc.		(18,172)	11/18/2019	1.62%(b)	(764)	13	(751)
Morgan Stanley & Co. International PLC	Glencore PLC	GBP	(36,020)	11/18/2019	0.21%(c)	4,314	4	4,318
Morgan Stanley & Co. International PLC	Groupon, Inc.		$(8,851)	11/18/2019	1.62%(b)	(692)	7	(685)
Morgan Stanley & Co. International PLC	Henkel AG & Co KGaA	EUR	(13,508)	11/18/2019	(0.77)%(g)	714	(5)	709
Morgan Stanley & Co. International PLC	Henkel AG & Co KGaA	EUR	(13,628)	11/18/2019	(0.77)%(g)	677	(5)	672
Morgan Stanley & Co. International PLC	Henkel AG & Co KGaA	EUR	(15,632)	11/18/2019	(0.77)%(g)	776	(6)	770
Morgan Stanley & Co. International PLC	Henkel AG & Co KGaA	EUR	(13,651)	11/18/2019	(0.77)%(g)	529	(4)	525
Morgan Stanley & Co. International PLC	Hologic, Inc.		$(10,613)	11/18/2019	1.62%(b)	(1,344)	9	(1,335)
Morgan Stanley & Co. International PLC	Hologic, Inc.		(17,393)	11/18/2019	1.62%(b)	(615)	11	(604)
Morgan Stanley & Co. International PLC	Horizon Pharma PLC		(86,618)	11/18/2019	1.62%(b)	(7,536)	72	(7,464)
Morgan Stanley & Co. International PLC	Iberdrola SA	EUR	(6,580)	11/18/2019	(0.87)%(i)	(815)	(4)	(819)
Morgan Stanley & Co. International PLC	Iberdrola SA	EUR	(13,169)	11/18/2019	(0.87)%(i)	(835)	(7)	(842)
Morgan Stanley & Co. International PLC	Iberdrola SA	EUR	(1,137)	11/18/2019	(0.87)%(i)	(23)	—	(23)
Morgan Stanley & Co. International PLC	Idemitsu Kosan Co. Ltd.	JPY	(1,138,173)	11/18/2019	(0.47)%(m)	(6,150)	(3)	(6,153)
Morgan Stanley & Co. International PLC	II-VI, Inc.		$(24,142)	11/18/2019	1.62%(b)	2,624	16	2,640
Morgan Stanley & Co. International PLC	Iliad SA	EUR	(39,952)	11/18/2019	(0.77)%(g)	2,842	(16)	2,826
Morgan Stanley & Co. International PLC	Indivior PLC	GBP	(10,475)	11/18/2019	0.21%(c)	3,665	1	3,666
Morgan Stanley & Co. International PLC	Indivior PLC	GBP	(4,812)	11/18/2019	0.21%(c)	801	1	802
Morgan Stanley & Co. International PLC	Indivior PLC	GBP	(10,342)	11/18/2019	0.21%(c)	2,174	1	2,175
Morgan Stanley & Co. International PLC	Ingenico Group SA	EUR	(37,358)	11/18/2019	(0.77)%(g)	(1,724)	(16)	(1,740)
Morgan Stanley & Co. International PLC	Inpex Corp.	JPY	(1,129,305)	11/18/2019	(0.47)%(m)	(452)	(2)	(454)
Morgan Stanley & Co. International PLC	Inpex Corp.	JPY	(1,106,332)	11/18/2019	(0.47)%(m)	(555)	(1)	(556)
Morgan Stanley & Co. International PLC	Insulet Corp.		$(69,568)	11/18/2019	1.62%(b)	7,300	48	7,348
Morgan Stanley & Co. International PLC	Insulet Corp.		(6,148)	11/18/2019	1.62%(b)	704	4	708
Morgan Stanley & Co. International PLC	Insulet Corp.		(10,162)	11/18/2019	1.62%(b)	465	6	471
Morgan Stanley & Co. International PLC	Intermediate Capital Group PLC	GBP	(34,740)	11/18/2019	0.21%(c)	3,094	4	3,098
Morgan Stanley & Co. International PLC	Intermediate Capital Group PLC	GBP	(2,554)	11/18/2019	0.21%(c)	17	—	17
Morgan Stanley & Co. International PLC	Invesco Ltd.		$(1,770)	11/18/2019	1.62%(b)	(114)	1	(113)
Morgan Stanley & Co. International PLC	Ipsen SA	EUR	(56,079)	11/18/2019	(0.77)%(g)	(3,284)	(22)	(3,306)
Morgan Stanley & Co. International PLC	ITV PLC	GBP	(24,866)	11/18/2019	0.21%(c)	(475)	3	(472)
Morgan Stanley & Co. International PLC	ITV PLC	GBP	(4,120)	11/18/2019	0.21%(c)	417	1	418
Morgan Stanley & Co. International PLC	IWG PLC	GBP	(24,973)	11/18/2019	0.21%(c)	766	3	769
Morgan Stanley & Co. International PLC	JD Sports Fashion PLC	GBP	(22,781)	11/18/2019	0.21%(c)	(8,909)	4	(8,905)
Morgan Stanley & Co. International PLC	Jefferies Financial Group, Inc.		$(30,517)	11/18/2019	1.62%(b)	(3,135)	23	(3,112)
Morgan Stanley & Co. International PLC	JetBlue Airways Corp.		(82,934)	11/18/2019	1.62%(b)	4,855	60	4,915
Morgan Stanley & Co. International PLC	John Wood Group PLC	GBP	(35,655)	11/18/2019	0.21%(c)	1,386	8	1,394
Morgan Stanley & Co. International PLC	Johnson Matthey PLC	GBP	(14,485)	11/18/2019	0.21%(c)	(1,449)	2	(1,447)
Morgan Stanley & Co. International PLC	Johnson Matthey PLC	GBP	(7,811)	11/18/2019	0.21%(c)	68	1	69
Morgan Stanley & Co. International PLC	Johnson Matthey PLC	GBP	(6,213)	11/18/2019	1.01%(p)	(315)	4	(311)
Morgan Stanley & Co. International PLC	Johnson Matthey PLC	GBP	(3,044)	11/18/2019	0.21%(c)	(223)	—	(223)
Morgan Stanley & Co. International PLC	Jones Lang LaSalle, Inc.		$(42,065)	11/18/2019	1.62%(b)	(2,054)	34	(2,020)
Morgan Stanley & Co. International PLC	K&S AG	EUR	(3,038)	11/18/2019	(6.87)%(q)	46	(10)	36
Morgan Stanley & Co. International PLC	Kansai Electric Power Co., Inc.	JPY	(3,701,840)	11/18/2019	(0.47)%(m)	(488)	(7)	(495)
Morgan Stanley & Co. International PLC	Kansai Paint Co. Ltd.	JPY	(3,786,594)	11/18/2019	(0.47)%(m)	(3,717)	(7)	(3,724)
Morgan Stanley & Co. International PLC	KION Group AG	EUR	(54,664)	11/18/2019	(0.77)%(g)	8,578	(10)	8,568
Morgan Stanley & Co. International PLC	KION Group AG	EUR	(4,578)	11/18/2019	(0.77)%(g)	788	(2)	786
Morgan Stanley & Co. International PLC	Knight-Swift Transportation Holdings, Inc.		$(41,975)	11/18/2019	1.62%(b)	6,470	27	6,497
Morgan Stanley & Co. International PLC	Komatsu Ltd.	JPY	(3,893,414)	11/18/2019	(0.47)%(m)	2,753	(7)	2,746
Morgan Stanley & Co. International PLC	Kose Corp.	JPY	(5,185,266)	11/18/2019	(0.47)%(m)	4,052	(8)	4,044
Morgan Stanley & Co. International PLC	Kose Corp.	JPY	(2,430,714)	11/18/2019	(0.47)%(m)	1,303	(4)	1,299
Morgan Stanley & Co. International PLC	Kroger Co.		$(66,217)	11/18/2019	1.62%(b)	(14,930)	62	(14,868)
Morgan Stanley & Co. International PLC	LendingTree, Inc.		(15,894)	11/18/2019	1.40%(s)	(888)	10	(878)
Morgan Stanley & Co. International PLC	Leonardo SpA	EUR	(17,736)	11/18/2019	(0.87)%(i)	(4,417)	(10)	(4,427)
Morgan Stanley & Co. International PLC	Liberty Media Corp.-Liberty Formula One		$(70,049)	11/18/2019	1.62%(b)	(11,083)	55	(11,028)
Morgan Stanley & Co. International PLC	LINE Corp.	JPY	(2,111,236)	11/18/2019	(0.82)%(t)	(5,828)	(8)	(5,836)
Morgan Stanley & Co. International PLC	LINE Corp.	JPY	(1,192,672)	11/18/2019	(0.47)%(m)	(1,212)	(2)	(1,214)
Morgan Stanley & Co. International PLC	Lion Corp.	JPY	(1,963,008)	11/18/2019	(0.47)%(m)	(259)	(3)	(262)
Morgan Stanley & Co. International PLC	Lion Corp.	JPY	(1,259,364)	11/18/2019	(0.47)%(m)	209	(2)	207
Morgan Stanley & Co. International PLC	Lion Corp.	JPY	(367,809)	11/18/2019	(0.47)%(m)	(163)	(1)	(164)
Morgan Stanley & Co. International PLC	LogMeIn, Inc.		$(51,082)	11/18/2019	1.62%(b)	10,222	31	10,253
Morgan Stanley & Co. International PLC	LPL Financial Holdings, Inc.		(18,124)	11/18/2019	1.62%(b)	1,107	13	1,120
Morgan Stanley & Co. International PLC	Lumentum Holdings, Inc.		(98,305)	11/18/2019	1.52%(u)	14,276	57	14,333
Morgan Stanley & Co. International PLC	M3, Inc.	JPY	(6,318,578)	11/18/2019	(0.47)%(m)	3,574	(12)	3,562
Morgan Stanley & Co. International PLC	MarketAxess Holdings, Inc.		$(31,249)	11/18/2019	1.62%(b)	2,351	22	2,373
Morgan Stanley & Co. International PLC	Mattel, Inc.		(11,439)	11/18/2019	0.92%(e)	(533)	5	(528)
Morgan Stanley & Co. International PLC	McKesson Corp.		(68,690)	11/18/2019	1.62%(b)	6,839	47	6,886
Morgan Stanley & Co. International PLC	Mediaset SpA	EUR	(15,030)	11/18/2019	(3.74)%(v)	(343)	(30)	(373)
Morgan Stanley & Co. International PLC	Medicines Co.		$(71,200)	11/18/2019	1.62%(b)	(17,539)	68	(17,471)
Morgan Stanley & Co. International PLC	MetLife, Inc.		(18,941)	11/18/2019	1.62%(b)	(249)	15	(234)
Morgan Stanley & Co. International PLC	Metro Bank PLC	GBP	(8,129)	11/18/2019	(2.07)%(w)	379	(9)	370
Morgan Stanley & Co. International PLC	Metrovacesa SA	EUR	(14,030)	11/18/2019	(0.87)%(i)	1,213	(6)	1,207
Morgan Stanley & Co. International PLC	MGM Resorts International		$(51,040)	11/18/2019	1.62%(b)	(125)	39	(86)
Morgan Stanley & Co. International PLC	MGM Resorts International		(15,988)	11/18/2019	1.62%(b)	(272)	12	(260)
Morgan Stanley & Co. International PLC	MGM Resorts International		(1,722)	11/18/2019	1.62%(b)	14	1	15
Morgan Stanley & Co. International PLC	MGM Resorts International		(4,784)	11/18/2019	1.62%(b)	(243)	4	(239)
Morgan Stanley & Co. International PLC	Michael Kors Holdings Ltd.		(8,806)	11/18/2019	1.62%(b)	(468)	6	(462)
Morgan Stanley & Co. International PLC	Michael Kors Holdings Ltd.		(76,667)	11/18/2019	1.62%(b)	1,632	57	1,689
Morgan Stanley & Co. International PLC	Micro Focus International PLC	GBP	(33,952)	11/18/2019	0.21%(c)	2,592	4	2,596
Morgan Stanley & Co. International PLC	MISUMI Group, Inc.	JPY	(1,024,462)	11/18/2019	(0.47)%(m)	768	(2)	766
Morgan Stanley & Co. International PLC	Mitsubishi Estate Co. Ltd.	JPY	(5,628,068)	11/18/2019	(0.47)%(m)	876	(10)	866
Morgan Stanley & Co. International PLC	Mitsubishi UFJ Financial Group, Inc.	JPY	(4,102,190)	11/18/2019	(0.47)%(m)	(2,000)	(9)	(2,009)
Morgan Stanley & Co. International PLC	Mitsubishi UFJ Lease & Finance Co. Ltd.	JPY	(375,210)	11/18/2019	(0.47)%(m)	(136)	(1)	(137)
Morgan Stanley & Co. International PLC	Mitsui Fudosan Co. Ltd.	JPY	(1,087,710)	11/18/2019	(0.47)%(m)	95	(2)	93
Morgan Stanley & Co. International PLC	Monolithic Power Systems, Inc.		$(19,167)	11/18/2019	1.62%(b)	(169)	15	(154)
Morgan Stanley & Co. International PLC	MonotaRO Co. Ltd.	JPY	(797,028)	11/18/2019	(1.57)%(x)	(1,452)	(6)	(1,458)
Morgan Stanley & Co. International PLC	MonotaRO Co. Ltd.	JPY	(1,183,504)	11/18/2019	(1.57)%(x)	(2,231)	(8)	(2,239)
Morgan Stanley & Co. International PLC	MonotaRO Co. Ltd.	JPY	(1,060,908)	11/18/2019	(1.57)%(x)	(273)	(3)	(276)
Morgan Stanley & Co. International PLC	Monster Beverage Corp.		$(26,366)	11/18/2019	1.62%(b)	(7,344)	26	(7,318)
Morgan Stanley & Co. International PLC	Monster Beverage Corp.		(14,704)	11/18/2019	1.62%(b)	(1,081)	12	(1,069)
Morgan Stanley & Co. International PLC	Monster Beverage Corp.		(12,425)	11/18/2019	1.62%(b)	211	3	214
Morgan Stanley & Co. International PLC	Moody's Corp.		(18,072)	11/18/2019	1.62%(b)	(34)	12	(22)
Morgan Stanley & Co. International PLC	Mosaic Co.		(65,911)	11/18/2019	1.62%(b)	(5,901)	55	(5,846)
Morgan Stanley & Co. International PLC	Navistar International Corp.		(37,326)	11/18/2019	1.62%(b)	(6,102)	33	(6,069)
Morgan Stanley & Co. International PLC	Nektar Therapeutics		(99,131)	11/18/2019	1.62%(b)	24,265	57	24,322
Morgan Stanley & Co. International PLC	Nektar Therapeutics		(15,482)	11/18/2019	1.62%(b)	(1,491)	10	(1,481)
Morgan Stanley & Co. International PLC	Netflix, Inc.		(56,472)	11/18/2019	1.62%(b)	1,915	42	1,957
Morgan Stanley & Co. International PLC	Nevro Corp.		(16,658)	11/18/2019	1.62%(b)	3,659	10	3,669
Morgan Stanley & Co. International PLC	Newell Brands, Inc.		(17,663)	11/18/2019	1.62%(b)	(1,029)	14	(1,015)
Morgan Stanley & Co. International PLC	Newfield Exploration Co.		(21,166)	11/18/2019	1.62%(b)	(646)	17	(629)
Morgan Stanley & Co. International PLC	Nitori Holdings Co. Ltd.	JPY	(4,109,256)	11/18/2019	(0.47)%(m)	3,289	(7)	3,282
Morgan Stanley & Co. International PLC	Nitori Holdings Co. Ltd.	JPY	(2,091,610)	11/18/2019	(0.47)%(m)	1,810	(3)	1,807
Morgan Stanley & Co. International PLC	NRG Energy, Inc.		$(81,133)	11/18/2019	1.62%(b)	4,637	59	4,696
Morgan Stanley & Co. International PLC	Nutanix, Inc.		(99,142)	11/18/2019	1.62%(b)	5,472	72	5,544
Morgan Stanley & Co. International PLC	Oasis Petroleum, Inc.		(56,696)	11/18/2019	1.62%(b)	517	43	560
Morgan Stanley & Co. International PLC	Obrascon Huarte Lain SA	EUR	(25,707)	11/18/2019	(0.87)%(i)	1,773	(10)	1,763
Morgan Stanley & Co. International PLC	Ocado Group PLC	GBP	(8,857)	11/18/2019	0.21%(c)	(38)	1	(37)
Morgan Stanley & Co. International PLC	OCI NV	EUR	(42,682)	11/18/2019	(1.74)%(y)	(5,696)	(33)	(5,729)
Morgan Stanley & Co. International PLC	Omega Healthcare Investors, Inc.		$(9,832)	11/18/2019	0.67%(z)	210	3	213
Morgan Stanley & Co. International PLC	OSRAM Licht AG	EUR	(10,413)	11/18/2019	(0.87)%(i)	2,384	(4)	2,380
Morgan Stanley & Co. International PLC	Palo Alto Networks, Inc.		$(8,480)	11/18/2019	1.62%(b)	374	6	380
Morgan Stanley & Co. International PLC	Pandora Media, Inc.		(80,082)	11/18/2019	1.62%(b)	2,698	59	2,757
Morgan Stanley & Co. International PLC	Parsley Energy, Inc.		(83,723)	11/18/2019	1.62%(b)	(7,311)	70	(7,241)
Morgan Stanley & Co. International PLC	PDC Energy, Inc.		(53,577)	11/18/2019	1.62%(b)	(482)	37	(445)
Morgan Stanley & Co. International PLC	PG&E Corp.		(16,011)	11/18/2019	1.62%(b)	(287)	12	(275)
Morgan Stanley & Co. International PLC	PG&E Corp.		(16,040)	11/18/2019	1.62%(b)	(1,716)	14	(1,702)
Morgan Stanley & Co. International PLC	PG&E Corp.		(15,721)	11/18/2019	1.62%(b)	(174)	11	(163)
Morgan Stanley & Co. International PLC	PG&E Corp.		(15,743)	11/18/2019	1.62%(b)	225	12	237
Morgan Stanley & Co. International PLC	PG&E Corp.		(3,910)	11/18/2019	1.62%(b)	(48)	2	(46)
Morgan Stanley & Co. International PLC	Pilgrim's Pride Corp.		(60,252)	11/18/2019	1.62%(b)	7,557	40	7,597
Morgan Stanley & Co. International PLC	Pinnacle Financial Partners, Inc.		(71,208)	11/18/2019	1.62%(b)	3,854	52	3,906
Morgan Stanley & Co. International PLC	Platform Specialty Products Corp.		(71,227)	11/18/2019	1.62%(b)	(6,602)	60	(6,542)
Morgan Stanley & Co. International PLC	Post Holdings, Inc.		(15,478)	11/18/2019	1.62%(b)	(2,042)	12	(2,030)
Morgan Stanley & Co. International PLC	Public Service Enterprise Group, Inc.		(41,178)	11/18/2019	1.62%(b)	816	31	847
Morgan Stanley & Co. International PLC	QEP Resources, Inc.		(61,755)	11/18/2019	1.62%(b)	8,248	41	8,289
Morgan Stanley & Co. International PLC	Raiffeisen Bank International AG	EUR	(36,532)	11/18/2019	(0.87)%(i)	(1,344)	(18)	(1,362)
Morgan Stanley & Co. International PLC	Rakuten, Inc.	JPY	(2,229,376)	11/18/2019	(0.47)%(m)	(1,641)	(5)	(1,646)
Morgan Stanley & Co. International PLC	Reckitt Benckiser Group PLC	GBP	(25,578)	11/18/2019	0.21%(c)	(7,386)	4	(7,382)
Morgan Stanley & Co. International PLC	Regency Centers Corp.		$(48,116)	11/18/2019	1.62%(b)	(5,180)	36	(5,144)
Morgan Stanley & Co. International PLC	RenaissanceRe Holdings Ltd.		(18,463)	11/18/2019	1.62%(b)	(1,251)	13	(1,238)
Morgan Stanley & Co. International PLC	Renesas Electronics Corp.	JPY	(5,834,590)	11/18/2019	(0.47)%(m)	3,817	(11)	3,806
Morgan Stanley & Co. International PLC	Rentokil Initial PLC	GBP	(3,829)	11/18/2019	0.21%(c)	45	1	46
Morgan Stanley & Co. International PLC	Rite Aid Corp.		$(46,623)	11/18/2019	0.22%(d)	(13,965)	6	(13,959)
Morgan Stanley & Co. International PLC	Rolls-Royce Holdings PLC	GBP	(24,297)	11/18/2019	0.21%(c)	(8,087)	4	(8,083)
Morgan Stanley & Co. International PLC	Royal Bank of Scotland Group PLC	GBP	(8,568)	11/18/2019	0.21%(c)	746	1	747
Morgan Stanley & Co. International PLC	Royal Bank of Scotland Group PLC	GBP	(4,059)	11/18/2019	0.21%(c)	(139)	1	(138)
Morgan Stanley & Co. International PLC	Royal Bank of Scotland Group PLC	GBP	(8,020)	11/18/2019	0.21%(c)	(492)	1	(491)
Morgan Stanley & Co. International PLC	Royal Bank of Scotland Group PLC	GBP	(5,674)	11/18/2019	0.21%(c)	(373)	1	(372)
Morgan Stanley & Co. International PLC	RWE AG	EUR	(12,275)	11/18/2019	(0.77)%(g)	(486)	(5)	(491)
Morgan Stanley & Co. International PLC	RWE AG	EUR	(3,506)	11/18/2019	(0.77)%(g)	(128)	(1)	(129)
Morgan Stanley & Co. International PLC	Sage Group PLC	GBP	(33,422)	11/18/2019	0.21%(c)	2,502	4	2,506
Morgan Stanley & Co. International PLC	Sage Group PLC	GBP	(3,617)	11/18/2019	0.21%(c)	26	—	26
Morgan Stanley & Co. International PLC	Saipem SpA	EUR	(18,269)	11/18/2019	(0.87)%(i)	(6,225)	(11)	(6,236)
Morgan Stanley & Co. International PLC	Santander Consumer USA Holdings, Inc.		$(88,181)	11/18/2019	1.62%(b)	(729)	68	(661)
Morgan Stanley & Co. International PLC	Sartorius AG	EUR	(14,062)	11/18/2019	(0.77)%(g)	(68)	(6)	(74)
Morgan Stanley & Co. International PLC	Sartorius Stedim Biotech	EUR	(23,226)	11/18/2019	(0.77)%(g)	(6,840)	(12)	(6,852)
Morgan Stanley & Co. International PLC	SBI Holdings, Inc.	JPY	(870,006)	11/18/2019	(0.47)%(m)	(194)	(2)	(196)
Morgan Stanley & Co. International PLC	SCANA Corp.		$(2,752)	11/18/2019	1.62%(b)	(383)	2	(381)
Morgan Stanley & Co. International PLC	Serco Group PLC	GBP	(19,733)	11/18/2019	0.21%(c)	(2,523)	3	(2,520)
Morgan Stanley & Co. International PLC	ServiceNow, Inc.		$(21,195)	11/18/2019	1.62%(b)	40	16	56
Morgan Stanley & Co. International PLC	ServiceNow, Inc.		(17,855)	11/18/2019	1.62%(b)	921	13	934
Morgan Stanley & Co. International PLC	ServiceNow, Inc.		(18,208)	11/18/2019	1.62%(b)	570	13	583
Morgan Stanley & Co. International PLC	SG Holdings Co. Ltd.	JPY	(2,737,386)	11/18/2019	(0.47)%(m)	214	(5)	209
Morgan Stanley & Co. International PLC	Sharp Corp.	JPY	(472,500)	11/18/2019	(22.07)%(aa)	(199)	(43)	(242)
Morgan Stanley & Co. International PLC	Sherwin-Williams Co.		$(42,570)	11/18/2019	1.62%(b)	(6,701)	38	(6,663)
Morgan Stanley & Co. International PLC	Shimadzu Corp.	JPY	(1,978,896)	11/18/2019	(0.47)%(m)	(1,104)	(4)	(1,108)
Morgan Stanley & Co. International PLC	Shin-Etsu Chemical Co. Ltd.	JPY	(5,249,556)	11/18/2019	(0.47)%(m)	(1,722)	(9)	(1,731)
Morgan Stanley & Co. International PLC	Siemens Gamesa Renewable Energy SA	EUR	(52,413)	11/18/2019	(2.87)%(ab)	4,589	(72)	4,517
Morgan Stanley & Co. International PLC	Siemens Gamesa Renewable Energy SA	EUR	(2,829)	11/18/2019	(0.87)%(i)	269	(1)	268
Morgan Stanley & Co. International PLC	Siemens Gamesa Renewable Energy SA	EUR	(6,433)	11/18/2019	(0.87)%(i)	(450)	(3)	(453)
Morgan Stanley & Co. International PLC	Siemens Gamesa Renewable Energy SA	EUR	(4,335)	11/18/2019	(0.87)%(i)	(306)	(2)	(308)
Morgan Stanley & Co. International PLC	Signature Bank		$(78,833)	11/18/2019	1.62%(b)	9,740	47	9,787
Morgan Stanley & Co. International PLC	Signature Bank		(1,418)	11/18/2019	1.62%(b)	161	1	162
Morgan Stanley & Co. International PLC	Signature Bank		(3,488)	11/18/2019	1.62%(b)	373	2	375
Morgan Stanley & Co. International PLC	Skechers U.S.A., Inc.		(24,474)	11/18/2019	1.62%(b)	1,592	18	1,610
Morgan Stanley & Co. International PLC	SM Energy Co.		(63,283)	11/18/2019	1.62%(b)	(6,144)	47	(6,097)
Morgan Stanley & Co. International PLC	SoftBank Group Corp.	JPY	(3,131,118)	11/18/2019	(0.47)%(m)	(6,695)	(7)	(6,702)
Morgan Stanley & Co. International PLC	Sotheby's		$(17,450)	11/18/2019	1.62%(b)	812	12	824
Morgan Stanley & Co. International PLC	Sotheby's		(18,476)	11/18/2019	1.62%(b)	714	14	728
Morgan Stanley & Co. International PLC	Southern Co.		(63,339)	11/18/2019	1.62%(b)	(6,822)	54	(6,768)
Morgan Stanley & Co. International PLC	Southwest Airlines Co.		(42,432)	11/18/2019	1.62%(b)	(6,323)	37	(6,286)
Morgan Stanley & Co. International PLC	Spirit Airlines, Inc.		(69,097)	11/18/2019	1.62%(b)	(13,605)	63	(13,542)
Morgan Stanley & Co. International PLC	Sprint Corp.		(30,858)	11/18/2019	0.26%(ac)	(1,963)	4	(1,959)
Morgan Stanley & Co. International PLC	Sprint Corp.		(15,806)	11/18/2019	1.62%(b)	(685)	13	(672)
Morgan Stanley & Co. International PLC	Sprint Corp.		(15,659)	11/18/2019	1.62%(b)	(107)	11	(96)
Morgan Stanley & Co. International PLC	St James's Place PLC	GBP	(30,881)	11/18/2019	0.21%(c)	(485)	4	(481)
Morgan Stanley & Co. International PLC	Standard Chartered PLC	GBP	(31,800)	11/18/2019	0.21%(c)	3,367	4	3,371
Morgan Stanley & Co. International PLC	Standard Chartered PLC	GBP	(3,778)	11/18/2019	0.21%(c)	—	—	—
Morgan Stanley & Co. International PLC	Standard Chartered PLC	GBP	(2,496)	11/18/2019	0.21%(c)	(96)	—	(96)
Morgan Stanley & Co. International PLC	Start Today Co. Ltd.	JPY	(3,697,458)	11/18/2019	(0.47)%(m)	(7,524)	(8)	(7,532)
Morgan Stanley & Co. International PLC	Sterling BanCorp		$(4,897)	11/18/2019	1.62%(b)	173	3	176
Morgan Stanley & Co. International PLC	Sterling BanCorp.		(55,992)	11/18/2019	1.62%(b)	4,620	39	4,659
Morgan Stanley & Co. International PLC	SVB Financial Group		(617)	11/18/2019	1.62%(b)	1	—	1
Morgan Stanley & Co. International PLC	Syneos Health, Inc.		(38,533)	11/18/2019	1.62%(b)	(7,096)	35	(7,061)
Morgan Stanley & Co. International PLC	Syneos Health, Inc.		(14,817)	11/18/2019	1.62%(b)	(648)	11	(637)
Morgan Stanley & Co. International PLC	Sysmex Corp.	JPY	(5,424,114)	11/18/2019	(0.47)%(m)	(4,100)	(10)	(4,110)
Morgan Stanley & Co. International PLC	Tableau Software, Inc.		$(73,776)	11/18/2019	1.62%(b)	(4,031)	60	(3,971)
Morgan Stanley & Co. International PLC	TD Ameritrade Holding Corp.		(87,729)	11/18/2019	1.62%(b)	1,688	66	1,754
Morgan Stanley & Co. International PLC	Technicolor SA	EUR	(6,269)	11/18/2019	(0.77)%(g)	1,160	(2)	1,158
Morgan Stanley & Co. International PLC	TechnipFMC PLC	EUR	(47,641)	11/18/2019	(0.77)%(g)	(1,493)	(21)	(1,514)
Morgan Stanley & Co. International PLC	TechnipFMC PLC	EUR	(8,792)	11/18/2019	(0.77)%(g)	(214)	(4)	(218)
Morgan Stanley & Co. International PLC	Telecom Italia SpA	EUR	(10,688)	11/18/2019	(0.87)%(i)	481	(5)	476
Morgan Stanley & Co. International PLC	Tenaris SA	EUR	(26,602)	11/18/2019	(0.87)%(i)	(595)	(13)	(608)
Morgan Stanley & Co. International PLC	Tenaris SA	EUR	(8,519)	11/18/2019	(0.87)%(i)	156	(4)	152
Morgan Stanley & Co. International PLC	Tesla, Inc.		$(27,745)	11/18/2019	(2.03)%(ad)	(1,482)	(26)	(1,508)
Morgan Stanley & Co. International PLC	Texas Capital Bancshares, Inc.		(39,595)	11/18/2019	1.62%(b)	2,137	29	2,166
Morgan Stanley & Co. International PLC	Texas Capital Bancshares, Inc.		(16,247)	11/18/2019	1.62%(b)	542	11	553
Morgan Stanley & Co. International PLC	Texas Capital Bancshares, Inc.		(18,317)	11/18/2019	1.62%(b)	79	14	93
Morgan Stanley & Co. International PLC	thyssenkrupp AG	EUR	(45,643)	11/18/2019	(0.87)%(i)	(626)	(22)	(648)
Morgan Stanley & Co. International PLC	T-Mobile US, Inc.		$(16,341)	11/18/2019	1.62%(b)	(1,040)	13	(1,027)
Morgan Stanley & Co. International PLC	T-Mobile US, Inc.		(15,839)	11/18/2019	1.62%(b)	(540)	13	(527)
Morgan Stanley & Co. International PLC	TreeHouse Foods, Inc.		(70,171)	11/18/2019	1.62%(b)	(413)	54	(359)
Morgan Stanley & Co. International PLC	Tullow Oil PLC	GBP	(8,603)	11/18/2019	0.21%(c)	1,049	1	1,050
Morgan Stanley & Co. International PLC	Twilio, Inc.		$(26,119)	11/18/2019	1.62%(b)	(2,050)	19	(2,031)
Morgan Stanley & Co. International PLC	Twitter, Inc.		(46,151)	11/18/2019	1.62%(b)	2,758	33	2,791
Morgan Stanley & Co. International PLC	Ubiquiti Networks, Inc.		(22,466)	11/18/2019	(17.46)%(ae)	(493)	(199)	(692)
Morgan Stanley & Co. International PLC	Ubisoft Entertainment SA	EUR	(6,712)	11/18/2019	(0.77)%(g)	(162)	(3)	(165)
Morgan Stanley & Co. International PLC	UGI Corp.		$(19,257)	11/18/2019	1.62%(b)	(1,106)	14	(1,092)
Morgan Stanley & Co. International PLC	Under Armour, Inc.		(84,029)	11/18/2019	0.42%(af)	(807)	16	(791)
Morgan Stanley & Co. International PLC	UniCredit SpA	EUR	(44,178)	11/18/2019	(0.87)%(i)	(4,095)	(23)	(4,118)
Morgan Stanley & Co. International PLC	UniCredit SpA	EUR	(6,224)	11/18/2019	(0.87)%(i)	(359)	(3)	(362)
Morgan Stanley & Co. International PLC	Unipol Gruppo SpA	EUR	(19,724)	11/18/2019	(0.87)%(i)	515	(8)	507
Morgan Stanley & Co. International PLC	United Continental Holdings, Inc.		$(73,753)	11/18/2019	1.62%(b)	(13,695)	67	(13,628)
Morgan Stanley & Co. International PLC	Uniti Group, Inc.		(81,186)	11/18/2019	1.37%(ag)	8,875	44	8,919
Morgan Stanley & Co. International PLC	Uniti Group, Inc.		(8,536)	11/18/2019	1.62%(b)	(276)	2	(274)
Morgan Stanley & Co. International PLC	Valeo SA	EUR	(38,819)	11/18/2019	(0.77)%(g)	8,385	(13)	8,372
Morgan Stanley & Co. International PLC	Valeo SA	EUR	(15,578)	11/18/2019	(0.77)%(g)	3,413	(5)	3,408
Morgan Stanley & Co. International PLC	ViaSat, Inc.		$(12,157)	11/18/2019	1.02%(j)	(1,588)	6	(1,582)
Morgan Stanley & Co. International PLC	Vulcan Materials Co.		(42,871)	11/18/2019	1.62%(b)	4,579	29	4,608
Morgan Stanley & Co. International PLC	Wabtec Corp.		(80,302)	11/18/2019	1.52%(u)	(12,968)	63	(12,905)
Morgan Stanley & Co. International PLC	Weatherford International PLC		(62,488)	11/18/2019	1.17%(k)	(1,129)	33	(1,096)
Morgan Stanley & Co. International PLC	Weir Group PLC	GBP	(34,476)	11/18/2019	0.21%(c)	4,490	4	4,494
Morgan Stanley & Co. International PLC	Weir Group PLC	GBP	(6,164)	11/18/2019	0.21%(c)	273	1	274
Morgan Stanley & Co. International PLC	Western Alliance BanCorp		$(18,015)	11/18/2019	1.62%(b)	188	11	199
Morgan Stanley & Co. International PLC	Western Alliance BanCorp.		(26,803)	11/18/2019	1.62%(b)	1,349	20	1,369
Morgan Stanley & Co. International PLC	Whiting Petroleum Corp.		(47,745)	11/18/2019	1.62%(b)	438	36	474
Morgan Stanley & Co. International PLC	Wintrust Financial Corp.		(17,981)	11/18/2019	1.62%(b)	130	11	141
Morgan Stanley & Co. International PLC	Workday, Inc.		(40,489)	11/18/2019	1.62%(b)	1,890	30	1,920
Morgan Stanley & Co. International PLC	WPP PLC	GBP	(34,579)	11/18/2019	0.21%(c)	1,423	4	1,427
Morgan Stanley & Co. International PLC	Wright Medical Group NV		$(20,969)	11/18/2019	1.62%(b)	(399)	14	(385)
Morgan Stanley & Co. International PLC	Wynn Resorts Ltd.		(17,781)	11/18/2019	1.62%(b)	(199)	11	(188)
Morgan Stanley & Co. International PLC	XL Group Ltd.		(10,009)	11/18/2019	1.62%(b)	(169)	8	(161)
Morgan Stanley & Co. International PLC	Yamato Holdings Co. Ltd.	JPY	(4,819,002)	11/18/2019	(0.47)%(m)	(1,580)	(9)	(1,589)
Morgan Stanley & Co. International PLC	Zalando SE	EUR	(48,882)	11/18/2019	(2.62)%(l)	(4,811)	(72)	(4,883)
Morgan Stanley & Co. International PLC	Zendesk, Inc.		$(77,702)	11/18/2019	1.62%(b)	2,438	51	2,489
Total						$(188,785)	$3,649	$(185,136)

(a)	Notional amount is stated in the currency in which the contract is denominated. EUR – Euro GBP – Pound Sterling JPY – Japanese Yen
(b)	Fund receives 1-month USD LIBOR minus 0.45%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(c)	Fund receives 1-month GBP LIBOR minus 0.35%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(d)	Fund receives 1-month USD LIBOR minus 1.85%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(e)	Fund receives 1-month USD LIBOR minus 1.15%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination
(f)	Fund receives 1-month USD LIBOR plus 0.45%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(g)	Fund receives 1-month EURIBOR minus 0.40%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(h)	Fund receives 1-month EURIBOR minus 2.75%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(i)	Fund receives 1-month EURIBOR minus 0.50%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(j)	Fund receives 1-month USD LIBOR minus 1.05%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(k)	Fund receives 1-month USD LIBOR minus 0.90%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(l)	Fund receives 1-month EURIBOR minus 2.25%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(m)	Fund receives 1-month JPY LIBOR minus 0.40%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(n)	Fund receives 1-month GBP LIBOR minus 4.87%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(o)	Fund receives 1-month USD LIBOR minus 2.10%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(p)	Fund receives 1-month GBP LIBOR plus 0.45%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(q)	Fund receives 1-month EURIBOR minus 6.50%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(r)	Effective rate at July 31, 2018.
(s)	Fund receives 1-month USD LIBOR minus 0.67%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(t)	Fund receives 1-month JPY LIBOR minus 0.75%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(u)	Fund receives 1-month USD LIBOR minus 0.55%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(v)	Fund receives 1-month EURIBOR minus 3.38%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(w)	Fund receives 1-month GBP LIBOR minus 2.63%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(x)	Fund receives 1-month JPY LIBOR minus 1.50%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(y)	Fund receives 1-month EURIBOR minus 1.38%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(z)	Fund receives 1-month USD LIBOR minus 1.40%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(aa)	Fund receives 1-month JPY LIBOR minus 22.00%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(ab)	Fund receives 1-month EURIBOR minus 2.50%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(ac)	Fund receives 1-month USD LIBOR minus 1.81%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(ad)	Fund receives 1-month USD LIBOR minus 4.10%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(ae)	Fund receives 1-month USD LIBOR minus 19.53%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination
(af)	Fund receives 1-month USD LIBOR minus 1.65%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.
(ag)	Fund receives 1-month USD LIBOR minus 0.70%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.

Benchmark Floating Rates:
LIBOR - London Interbank Offered Rate
EURIBOR - Euro Interbank Offered Rate

At July 31, 2018, the Fund had cash collateral of $3,290,000 deposited in a segregated account for Morgan Stanley Capital Services LLC to cover collateral requirements on over-the-counter derivatives.

Written option contracts ("options written")

At July 31, 2018, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
S&P 500 Index	10	$2,816,290	$2,660	8/17/2018	$(2,900)
S&P 500 Index	10	2,816,290	2,775	8/17/2018	(11,750)
S&P 500 Index	10	2,816,290	2,745	8/31/2018	(14,000)
Total puts (premium received $41,982)					$(28,650)
Total options written (premium received $41,982)					$(28,650)

At July 31, 2018, the Fund had $1,108,042 deposited in a segregated account to cover collateral requirements for written options.

The Fund invests in commodity-related instruments through Neuberger Berman Cayman Multi-Style Premia Fund I Ltd. (the “Subsidiary”), which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the Subsidiary with the intent that the Fund will remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors.

As of July 31, 2018, the value of the Fund’s investment in the Subsidiary was as follows:

Investment in Subsidiary	Percentage of Net Assets
$1,051,340	6.9%
See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:
Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$5,087	$—	$—	$5,087
Short-Term Investments	—	5,118	—	5,118
Total Investments	$5,087	$5,118	$—	$10,205

(a)		The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

As of the period ended July 31, 2018, no securities were transferred from one level (as of May 18, 2018) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2018:
Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$175	$—	$—	$175
Liabilities	(115)			(115)
Forward Contracts(a)
Assets	—	58	—	58
Liabilities	—	(68)		(68)
Swaps
Assets	—	771	—	771
Liabilities	—	(684)		(684)
Options Written
Assets	—	—	—	—
Liabilities	(29)	—	—	(29)
Total	$31	$77	$—	$108

(a)		Futures and forward contracts are reported at the cumulative appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Risk Balanced Commodity Strategy Fund
(Unaudited) July 31, 2018

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

Asset-Backed Securities 20.4%
	Ally Auto Receivables Trust
$992	Ser. 2017-3, Class A2, 1.53%, due 3/16/20	$990
240	Ser. 2016-1, Class A3, 1.47%, due 4/15/20	239
783	Ser. 2017-5, Class A2, 1.81%, due 6/15/20	781
1,840	Ser. 2018-1, Class A2, 2.14%, due 9/15/20	1,836
1,200	Ser. 2018-2, Class A2, 2.64%, due 2/16/21	1,199
504	BMW Vehicle Lease Trust, Ser. 2017-1, Class A2, 1.64%, due 7/22/19	504
717	BMW Vehicle Owner Trust, Ser. 2018-A, Class A2A, 2.09%, due 11/25/20	715
	Canadian Pacer Auto Receivables Trust
357	Ser. 2017-1A, Class A2A, 1.77%, due 12/19/19	356	(a)
680	Ser. 2018-1A, Class A2A, 2.70%, due 8/19/20	679	(a)
1,200	Chase Issuance Trust, Ser. 2018-A1, Class A1, (1 month USD LIBOR + 0.20%), 2.27%, due 4/17/23	1,200	(b)
	Citibank Credit Card Issuance Trust
1,125	Ser. 2017-A1, Class A1, (1 month USD LIBOR + 0.25%), 2.32%, due 1/19/21	1,126	(b)
1,000	Ser. 2014-A6, Class A6, 2.15%, due 7/15/21	994
1,110	Evergreen Credit Card Trust, Ser. 2018-2, Class A, (1 month USD LIBOR + 0.35%), 2.43%, due 7/15/22	1,110	(a)(b)
	Ford Credit Auto Owner Trust
31	Ser. 2016-C, Class A2A, 1.04%, due 9/15/19	31
160	Ser. 2017-A, Class A2A, 1.33%, due 12/15/19	160
	GM Financial Consumer Automobile Receivables Trust
1,019	Ser. 2017-3A, Class A2A, 1.71%, due 9/16/20	1,015	(a)
1,080	Ser. 2018-1, Class A2A, 2.08%, due 1/19/21	1,076
1,220	Ser. 2018-2, Class A2, 2.55%, due 5/17/21	1,218
758	Honda Auto Receivables Owner Trust, Ser. 2017-3, Class A2, 1.57%, due 1/21/20	756
	Navient Student Loan Trust
68	Ser. 2016-3A, Class A1, (1 month USD LIBOR + 0.60%), 2.66%, due 6/25/65	68	(a)(b)
1,280	Ser. 2018-2A, Class A1, (1 month USD LIBOR + 0.24%), 2.30%, due 3/25/67	1,280	(a)(b)
1,260	Ser. 2018-3A, Class A1, (1 month USD LIBOR + 0.27%), 2.36%, due 3/25/67	1,260	(a)(b)
954	Nissan Auto Receivables Owner Trust, Ser. 2017-B, Class A2A, 1.56%, due 5/15/20	950
322	Securitized Term Auto Receivables Trust, Ser. 2017-2A, Class A2A, 1.78%, due 1/27/20	321	(a)
	Toyota Auto Receivables Owner Trust
1,360	Ser. 2017-C, Class A2A, 1.58%, due 7/15/20	1,353
1,018	Ser. 2017-D, Class A2A, 1.74%, due 8/17/20	1,013
1,500	Ser. 2018-B, Class A2A, 2.64%, due 3/15/21	1,498
	Verizon Owner Trust
1,500	Ser. 2017-1A, Class A, 2.06%, due 9/20/21	1,483	(a)
1,320	Ser. 2018-1A, Class A1, (1 month USD LIBOR + 0.26%), 2.35%, due 9/20/22	1,319	(a)(b)
	World Omni Auto Receivables Trust
1,067	Ser.2017-B, Class A2A, 1.61%, due 2/16/21	1,060
1,090	Ser. 2018-A, Class A2, 2.19%, due 5/17/21	1,086
1,460	Ser. 2018-B, Class A2, 2.57%, due 7/15/21	1,457
490	Ser. 2018-C, Class A2, 2.80%, due 1/18/22	490	(c)(d)
	Total Asset-Backed Securities (Cost $30,681)	30,623

Corporate Bonds 61.0%

Aerospace & Defense 1.1%
1,655	General Dynamics Corp., (3 month USD LIBOR + 0.38%), 2.74%, due 5/11/21	1,664	(b)

Agriculture 1.3%
1,980	BAT Capital Corp., (3 month USD LIBOR + 0.59%, Floor 0.00%), 2.95%, due 8/14/20	1,988	(a)(b)

Auto Manufacturers 4.2%
	American Honda Finance Corp.
785	(3 month USD LIBOR + 0.34%), 2.70%, due 2/14/20	787	(b)
520	(3 month USD LIBOR + 0.27%), 2.62%, due 7/20/20	521	(b)
520	Daimler Finance N.A. LLC, (3 month USD LIBOR + 0.25%), 2.61%, due 11/5/18	520	(a)(b)
1,500	Ford Motor Credit Co. LLC, (3 month USD LIBOR + 0.83%, Floor 0.00%), 3.19%, due 8/12/19	1,507	(b)
	Harley-Davidson Financial Services, Inc.
1,115	(3 month USD LIBOR + 0.35%), 2.67%, due 3/8/19	1,116	(a)(b)
675	(3 month USD LIBOR + 0.50%), 2.83%, due 5/21/20	676	(a)(b)
	Toyota Motor Credit Corp.
335	(3 month USD LIBOR + 0.82%), 3.15%, due 2/19/19	337	(b)
880	(3 month USD LIBOR + 0.26%), 2.60%, due 4/17/20	882	(b)
		6,346
Banks 23.2%
3,095	Bank of America Corp., (3 month USD LIBOR + 1.42%), 3.76%, due 4/19/21	3,182	(b)(e)
2,425	Capital One Financial Corp., (3 month USD LIBOR + 0.76%), 3.12%, due 5/12/20	2,438	(b)
2,745	Citigroup, Inc., (3 month USD LIBOR + 1.31%), 3.64%, due 10/26/20	2,798	(b)
3,170	Goldman Sachs Group, Inc., (3 month USD LIBOR + 1.77%), 4.10%, due 2/25/21	3,275	(b)
2,260	HSBC Holdings PLC, (3 month USD LIBOR + 0.60%), 2.93%, due 5/18/21	2,267	(b)
2,925	JPMorgan Chase Bank N.A., (3 month USD LIBOR + 0.29%), 2.63%, due 2/1/21	2,924	(b)
2,850	Morgan Stanley, (3 month USD LIBOR + 0.55%), 2.90%, due 2/10/21	2,855	(b)
1,485	National Australia Bank Ltd., (3 month USD LIBOR + 0.51%), 2.84%, due 5/22/20	1,492	(a)(b)
3,020	Royal Bank of Canada, (3 month USD LIBOR + 0.30%), 2.64%, due 7/22/20	3,020	(b)
880	Santander UK PLC, (3 month USD LIBOR + 0.62%), 2.92%, due 6/1/21	885	(b)
765	Sumitomo Mitsui Banking Corp., (3 month USD LIBOR + 0.35%), 2.69%, due 1/17/20	766	(b)
	Toronto-Dominion Bank
1,080	(3 month USD LIBOR + 0.24%), 2.58%, due 1/25/21	1,078	(b)
1,235	(3 month USD LIBOR + 0.43%), 2.76%, due 6/11/21	1,237	(b)
	U.S. Bank N.A.
445	(3 month USD LIBOR + 0.32%), 2.66%, due 1/24/20	446	(b)
1,135	(3 month USD LIBOR + 0.32%), 2.65%, due 4/26/21	1,136	(b)
870	Wells Fargo & Co., (3 month USD LIBOR + 1.01%), 3.33%, due 12/7/20	883	(b)
2,300	Wells Fargo Bank N.A., (3 month USD LIBOR + 0.50%), 2.85%, due 7/23/21	2,306	(b)
1,705	Westpac Banking Corp., (3 month USD LIBOR + 0.43%), 2.74%, due 3/6/20	1,711	(b)
		34,699
Beverages 2.8%
	Anheuser-Busch InBev Finance, Inc.
750	(3 month USD LIBOR + 0.40%), 2.74%, due 2/1/19	751	(b)
1,305	(3 month USD LIBOR + 1.26%), 3.60%, due 2/1/21	1,340	(b)
1,250	Anheuser-Busch InBev Worldwide, Inc., (3 month USD LIBOR + 0.69%), 3.05%, due 8/1/18	1,250	(b)
785	Diageo Capital PLC, (3 month USD LIBOR + 0.24%), 2.57%, due 5/18/20	786	(b)
		4,127
Biotechnology 1.0%
1,480	Gilead Sciences, Inc., (3 month USD LIBOR + 0.17%), 2.49%, due 9/20/18	1,480	(b)

Commercial Services 2.1%
1,880	ERAC USA Finance LLC, 2.80%, due 11/1/18	1,880	(a)
1,250	Moody's Corp., (3 month USD LIBOR + 0.35%), 2.67%, due 9/4/18	1,250	(b)
		3,130
Diversified Financial Services 1.6%
835	AIG Global Funding, (3 month USD LIBOR + 0.48%), 2.82%, due 7/2/20	837	(a)(b)
1,500	American Express Co., (3 month USD LIBOR + 0.53%), 2.85%, due 5/17/21	1,508	(b)
		2,345
Electric 5.7%
1,060	Caroline Power & Light Co., 5.30%, due 1/15/19	1,072
3,040	Dominion Energy, Inc., (3 month USD LIBOR + 0.55%), 2.85%, due 6/1/19	3,049	(a)(b)
1,975	Nevada Power Co., 6.50%, due 8/1/18	1,975
2,430	Sempra Energy, (3 month USD LIBOR + 0.50%), 2.84%, due 1/15/21	2,431	(b)
		8,527
Healthcare - Services 0.6%
915	UnitedHealth Group, Inc., (3 month USD LIBOR + 0.26%), 2.56%, due 6/15/21	917	(b)

Machinery - Construction & Mining 1.2%
	Caterpillar Financial Services Corp.
930	(3 month USD LIBOR + 0.08%), 2.41%, due 9/11/18	930	(b)
860	(3 month USD LIBOR + 0.28%), 2.61%, due 3/22/19	861	(b)
		1,791
Machinery-Diversified 1.5%
2,230	John Deere Capital Corp., (3 month USD LIBOR + 0.29%), 2.62%, due 6/22/20	2,235	(b)

Media 1.2%
1,815	NBCUniversal Enterprise, Inc., (3 month USD LIBOR + 0.40%), 2.74%, due 4/1/21	1,819	(a)(b)

Miscellaneous Manufacturer 2.6%
2,370	General Electric Co., Ser. A, (3 month USD LIBOR + 0.27%), 2.63%, due 8/7/18	2,370	(b)
1,460	Siemens Financieringsmaatschappij NV, (3 month USD LIBOR + 0.34%), 2.67%, due 3/16/20	1,465	(a)(b)
		3,835
Oil & Gas 2.2%
750	BP AMI Leasing, Inc., 5.52%, due 5/8/19	765	(a)
1,930	Phillips 66, (3 month USD LIBOR + 0.65%), 2.99%, due 4/15/19	1,931	(a)(b)
620	Total Capital Int'l SA, (3 month USD LIBOR + 0.35%), 2.68%, due 6/19/19	622	(b)
		3,318
Pharmaceuticals 3.4%
1,630	Bayer U.S. Finance II LLC, (3 month USD LIBOR + 0.63%), 2.97%, due 6/25/21	1,642	(a)(b)
2,255	CVS Health Corp., (3 month USD LIBOR + 0.72%), 3.05%, due 3/9/21	2,270	(b)
1,165	GlaxoSmithKline Capital PLC, (3 month USD LIBOR + 0.35%), 2.69%, due 5/14/21	1,171	(b)
		5,083
Pipelines 0.4%
670	Enterprise Products Operating LLC, Ser. N, 6.50%, due 1/31/19	682

Retail 1.5%
2,215	Walmart, Inc., (3 month USD LIBOR + 0.23%), 2.57%, due 6/23/21	2,225	(b)

Telecommunications 3.4%
2,500	AT&T, Inc., (3 month USD LIBOR + 0.93%), 3.26%, due 6/30/20	2,525	(b)
2,575	Verizon Communications, Inc., (3 month USD LIBOR + 0.55%, Floor 0.00%), 2.88%, due 5/22/20	2,592	(b)
		5,117
	Total Corporate Bonds (Cost $91,218)	91,328

NUMBER OF SHARES

Short-Term Investments 13.7%

Investment Companies 13.7%
20,495,180	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.83%(f) (Cost $20,495)	20,495	(e)
	Total Investments 95.1% (Cost $142,394)	142,446

	Other Assets Less Liabilities 4.9%	7,270	(g)

	Net Assets 100.0%	$149,716

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2018, these securities amounted to approximately $28,071,000, which represents 18.7% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(b)
Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:
LIBOR – London Interbank Offered Rate

(c)	When-issued security. Total value of all such securities at July 31, 2018 amounted to approximately $490,000, which represents 0.3% of net assets of the Fund.
(d)	Value determined using significant unobservable inputs.
(e)	All or a portion of this security is segregated in connection with obligations for futures and/or when-issued securities with a total value of approximately $23,677,000.
(f)	Represents 7-day effective yield as of July 31, 2018.
(g)	Includes the impact of the Fund's open positions in derivatives at July 31, 2018.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Risk Balanced Commodity Strategy Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2018, open positions in futures(a) for the Fund were as follows:

Long Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2018	93	Copper	$6,583,237	$(586,028)
9/2018	110	Lead	5,922,125	(709,528)
9/2018	85	Low Sulphur Gasoil	5,586,625	177,122
9/2018	133	Natural Gas	3,721,340	13,880
9/2018	66	Nickel	5,539,050	(291,840)
9/2018	68	Primary Aluminum	3,528,775	(330,909)
9/2018	87	Sugar 11	1,027,992	(218,095)
9/2018	80	Zinc	5,266,000	(747,400)
10/2018	132	Brent Crude Oil	9,824,760	998,416
10/2018	99	Gold 100 Oz.	12,162,150	(6,046)
10/2018	80	Live Cattle	3,497,600	(27,861)
10/2018	203	Platinum	8,584,870	(505,341)
11/2018	37	Feeder Cattle	2,777,313	(84,802)
11/2018	114	New York Harbor ULSD	10,310,479	47,339
11/2018	129	RBOB Gasoline	10,396,600	856,212
11/2018	78	Soybean	3,584,100	(451,488)
11/2018	151	WTI Crude Oil	10,112,470	296,972
12/2018	67	Cocoa	1,487,400	(233,423)
12/2018	34	Coffee 'C'	1,442,025	(141,048)
12/2018	588	Corn	11,363,100	(922,304)
12/2018	66	Cotton No. 2	2,956,470	423,757
12/2018	162	Hard Red Winter Wheat	4,732,425	43,540
12/2018	171	Lean Hogs	3,184,020	(1,124,005)
12/2018	72	Silver	5,637,240	(448,384)
12/2018	169	Soybean Meal	5,769,660	(533,641)
12/2018	122	Soybean Oil	2,144,760	(169,331)
12/2018	149	Wheat	4,270,713	91,445
Total Long Positions			$151,413,299	$(4,582,791)

Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2018	9	Lead	$(484,538)	$61,984
9/2018	5	Nickel	(419,625)	39,975
9/2018	25	Primary Aluminum	(1,297,344)	44,990
Total Short Positions			$(2,201,507)	$146,949
Total Futures				$(4,435,842)

(a)  The Fund invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the “RBCS Subsidiary”), which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the RBCS Subsidiary with the intent that the Fund will remain the sole shareholder of the RBCS Subsidiary. The RBCS Subsidiary is governed by its own Board of Directors.

At July 31, 2018, the Fund had $12,297,327 deposited in a segregated account to cover margin requirements on open futures.

As of July 31, 2018, the value of the Fund’s investment in the RBCS Subsidiary was as follows:

Investment in RBCS Subsidiary	Percentage of Net Assets
$23,353,728	15.6%

See Notes to Schedule of Investments

Consolidated Schedule of Investments Risk Balanced Commodity Strategy Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Asset-Backed Securities	$—	$30,133	$490	$30,623
Corporate Bonds(a)	—	91,328	—	91,328
Short-Term Investments	—	20,495	—	20,495
Total Investments	$—	$141,956	$490	$142,446

(a)	The Consolidated Schedule of Investments provides information on the industry or sector categorization for the portfolio.
(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2018
Investments in Securities: (000’s omitted)
Asset-Backed Securities(c)	$480	$—	$—	$0	$490	$—	$—	$(480)	$490	$0
Total	$480	$—	$—	$0	$490	$—	$—	$(480)	$490	$0

(c)
At the beginning of the period, these investments were valued based on a single quotation obtained from a dealer. Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ended July 31, 2018, certain securities were transferred from one level (as of October 31, 2017) to another. Based on beginning of period market values as of November 1, 2017, approximately $480,000 was transferred from Level 3 to Level 2. Transfers of asset-backed securities out of Level 3 were primarily due to the pricing methodology no longer using a single quotation obtained from a dealer (Level 3). As of the period ended July 31, 2018, the Fund had no transfers between Levels 1 and 2.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$3,095	$—	$—	$3,095
Liabilities	(7,531)	—	—	(7,531)
Total	$(4,436)	$—	$—	$(4,436)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund
(Unaudited) July 31, 2018

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

U.S. Treasury Obligations 97.8%
	U.S. Treasury Notes
$68,500	0.88%, due 6/15/19 – 9/15/19	$67,432	(a)
68,400	1.00%, due 9/15/18 – 3/15/19	68,089	(a)
32,200	1.25%, due 12/15/18	32,094	(a)
63,900	1.38%, due 12/15/19 – 9/15/20	62,520
31,500	1.50%, due 6/15/20	30,829
44,900	1.63%, due 3/15/20 – 6/30/20	44,140
42,200	1.88%, due 12/15/20	41,379	(a)
400	2.38%, due 3/15/21	396
	Total U.S. Treasury Obligations (Cost $348,612)	346,879
NUMBER OF SHARES

Short-Term Investments 2.8%

Investment Companies 2.8%
9,771,423	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.83%(b) (Cost $9,771)	9,771	(c)

	Total Investments 100.6% (Cost $358,383)	356,650

	Liabilities Less Other Assets (0.6)%	(2,118)	(d)

	Net Assets 100.0%	$354,532

(a)	All or a portion of the security is pledged as collateral for options written.
(b)	Represents 7-day effective yield as of July 31, 2018.
(c)	All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $9,771,000.
(d)	Includes the impact of the Fund's open positions in derivatives at July 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund
(Unaudited) (cont’d)

Derivative Instruments Written option contracts ("options written")

At July 31, 2018, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
Russell 2000 Index	8	$(1,336,644)	$1,660	8/3/2018	$(3,000)
Russell 2000 Index	17	(2,840,369)	1,670	8/3/2018	(10,880)
Russell 2000 Index	54	(9,022,347)	1,690	8/3/2018	(90,450)
Russell 2000 Index	5	(835,403)	1,690	8/10/2018	(10,825)
Russell 2000 Index	74	(12,363,957)	1,685	8/10/2018	(139,490)
Russell 2000 Index	3	(501,242)	1,685	8/17/2018	(6,855)
Russell 2000 Index	9	(1,503,725)	1,680	8/17/2018	(18,495)
Russell 2000 Index	28	(4,678,254)	1,700	8/17/2018	(87,080)
Russell 2000 Index	36	(6,014,898)	1,695	8/17/2018	(101,700)
Russell 2000 Index	12	(2,004,966)	1,700	8/24/2018	(40,920)
Russell 2000 Index	40	(6,683,220)	1,660	8/24/2018	(67,600)
Russell 2000 Index	28	(4,678,254)	1,690	8/24/2018	(80,780)
Russell 2000 Index	3	(501,242)	1,660	8/31/2018	(6,015)
S&P 500 Index	25	(7,040,725)	2,760	8/3/2018	(3,563)
S&P 500 Index	57	(16,052,853)	2,790	8/3/2018	(21,660)
S&P 500 Index	43	(12,110,047)	2,805	8/3/2018	(28,380)
S&P 500 Index	11	(3,097,919)	2,800	8/3/2018	(5,995)
S&P 500 Index	36	(10,138,644)	2,810	8/3/2018	(28,980)
S&P 500 Index	19	(5,350,951)	2,825	8/3/2018	(27,645)
S&P 500 Index	50	(14,081,450)	2,830	8/3/2018	(88,250)
S&P 500 Index	2	(563,258)	2,760	8/10/2018	(1,080)
S&P 500 Index	60	(16,897,740)	2,775	8/10/2018	(42,900)
S&P 500 Index	65	(18,305,885)	2,790	8/10/2018	(62,725)
S&P 500 Index	13	(3,661,177)	2,770	8/10/2018	(8,450)
S&P 500 Index	130	(36,611,770)	2,800	8/10/2018	(154,700)
S&P 500 Index	1	(281,629)	2,800	8/17/2018	(1,675)
S&P 500 Index	1	(281,629)	2,795	8/17/2018	(1,540)
S&P 500 Index	236	(66,464,444)	2,810	8/17/2018	(470,820)
S&P 500 Index	31	(8,730,499)	2,805	8/17/2018	(56,730)
S&P 500 Index	94	(26,473,126)	2,810	8/24/2018	(228,890)
S&P 500 Index	8	(2,253,032)	2,805	8/24/2018	(18,160)
S&P 500 Index	6	(1,689,774)	2,815	8/24/2018	(15,660)
S&P 500 Index	62	(17,460,998)	2,830	8/24/2018	(202,120)
S&P 500 Index	99	(27,881,271)	2,835	8/24/2018	(347,490)
S&P 500 Index	7	(1,971,403)	2,810	8/31/2018	(19,810)
S&P 500 Index	2	(563,258)	2,800	8/31/2018	(5,020)
S&P 500 Index	25	(7,040,725)	2,820	8/31/2018	(80,000)
Total options written (premium received $3,427,367)					$(2,586,333)

At July 31, 2018, the Fund had securities pledged in the amount of $75,558,959 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$346,879	$—	$346,879
Short-Term Investments	—	9,771	—	9,771
Total Investments	$—	$356,650	$—	$356,650

 As of the period ended July 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(2,586)	$—	$—	$(2,586)
Total	$(2,586)	$—	$—	$(2,586)

See Notes to Schedule of Investments

July 31, 2018
Notes to Schedule of Investmentsß (Unaudited)

†
In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Global Allocation Fund, Neuberger Berman Hedged Option Premium Strategy Fund, Neuberger Berman Long Short Fund, Neuberger Berman Long Short Credit Fund, Neuberger Berman Multi-Asset Income Fund, Neuberger Berman Multi-Style Premia Fund, Neuberger Berman Risk Balanced Commodity Strategy Fund and Neuberger Berman U.S. Equity Index PutWrite Strategy Fund, (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, exchange-traded funds, preferred stocks, master limited partnerships and exchange-traded options purchased and options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

July 31, 2018
Notes to Schedule of Investmentsß (Unaudited) (cont’d)

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Emerging Markets Debt, Sovereign Debt, and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

The value of total return swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).

Option contracts that are traded over-the-counter are generally valued on the basis of quotations provided by broker-dealers or prices provided by independent pricing services who use a series of techniques including simulated pricing models and/or curve fitting (bootstrapping), which aids in determining the present value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, volatility surfaces, and exchange rates (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

July 31, 2018
Notes to Schedule of Investmentsß (Unaudited) (cont’d)

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ß	Consolidated Notes to Schedule of Investments for Neuberger Berman Multi-Style Premia Fund and Neuberger Berman Risk Balanced Commodity Strategy Fund.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Alternative Funds
By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: September 28, 2018

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: September 28, 2018